OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	October 31, 2006
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to June 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2006

Classes I and S

DOMESTIC EQUITY INDEX PORTFOLIOS

•                  ING VP Index Plus LargeCap Portfolio

•                  ING VP Index Plus MidCap Portfolio

•                  ING VP Index Plus SmallCap Portfolio

STRATEGIC ALLOCATION PORTFOLIOS

•                  ING VP Strategic Allocation Conservative Portfolio (Formerly, ING VP Strategic Allocation Income Portfolio)

•                  ING VP Strategic Allocation Growth Portfolio

•                  ING VP Strategic Allocation Moderate Portfolio (Formerly, ING VP Strategic Allocation Balanced Portfolio)

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Funds website at www.ingfunds.com and (3) on the Securities and Exchange Commissions (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrants’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report, that enthusiasm, is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1. In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to many of those international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1  MSCI December, 2005

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bond lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, Investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006 *
ING VP Index Plus LargeCap Portfolio
Actual Fund Return
Class I	$1,000.00	$1,020.60	0.44%	$2.20
Class S	1,000.00	1,018.70	0.69	3.45
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.61	0.44%	$2.21
Class S	1,000.00	1,021.37	0.69	3.46

ING VP Index Plus MidCap Portfolio
Actual Fund Return
Class I	$1,000.00	$1,041.70	0.49%	$2.48
Class S	1,000.00	1,040.40	0.74	3.74
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,021.12	0.74	3.71

*                 Except as noted, expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006 *

ING VP Index Plus SmallCap Portfolio
Actual Fund Return
Class I	$1,000.00	$1,077.50	0.50%	$2.58
Class S	1,000.00	1,076.10	0.75	3.86
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.32	0.50%	$2.51
Class S	1,000.00	1,021.08	0.75	3.76

ING VP Strategic Allocation Conservative Portfolio
Actual Fund Return
Class I	$1,000.00	$1,011.70	0.65%	$3.24
Class S	1,000.00	1,010.80	0.90	4.49
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.57	0.65%	$3.26
Class S	1,000.00	1,020.33	0.90	4.51

ING VP Strategic Allocation Growth Portfolio
Actual Fund Return
Class I	$1,000.00	$1,029.10	0.71%	$3.57
Class S	1,000.00	1,028.20	0.96	4.83
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	1,020.03	0.96	4.81

ING VP Strategic Allocation Moderate Portfolio
Actual Fund Return
Class I	$1,000.00	$1,020.30	0.70%	$3.51
Class S	1,000.00	1,018.70	0.95	4.76
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.32	0.70%	$3.51
Class S	1,000.00	1,020.08	0.95	4.76

*                 Except as noted, expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING VP Index Plus LargeCap Portfolio	ING VP Index Plus MidCap Portfolio	ING VP Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at value+*	$2,167,692,263	$1,327,549,782	$845,520,579
Short-term investments at amortized cost	210,810,583	241,402,997	215,984,727
Repurchase agreement	10,300,000	6,226,000	9,701,000
Cash	273	501	—
Receivables:
Investment securities sold	—	—	60,791
Fund shares sold	1,222,764	591,122	2,297,678
Dividends and interest	2,248,203	1,282,073	786,095
Prepaid expenses	35,963	19,945	12,340
Total assets	2,392,310,049	1,577,072,420	1,074,363,210

LIABILITIES:
Payable for investment securities purchased	—	—	3,308,955
Payable for fund shares redeemed	2,410,714	1,351,366	28
Payable upon receipt of securities loaned	210,810,583	241,402,997	215,984,727
Payable to affiliates	749,064	527,065	343,411
Payable to custodian due to bank overdraft	—	—	643
Payable for director fees	9,953	3,749	5,331
Other accrued expenses and liabilities	104,579	64,930	41,766
Total liabilities	214,084,893	243,350,107	219,684,861
NET ASSETS	$2,178,225,156	$1,333,722,313	$854,678,349

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,241,041,754	$1,196,847,558	$749,702,958
Undistributed net investment income	13,783,282	5,324,321	1,799,724
Accumulated net realized gain (loss) on investments and futures	(142,013,832)	57,852,424	66,481,294
Net unrealized appreciation on investments	65,413,952	73,698,010	36,694,373
NET ASSETS	$2,178,225,156	$1,333,722,313	$854,678,349

+Including securities loaned at value	$204,355,794	$235,957,671	$210,416,960
*Cost of investments in securities	$2,102,278,311	$1,253,851,772	$808,826,206

Class I:
Net assets	$1,998,582,316	$1,122,684,520	$670,453,552
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	128,402,143	62,440,361	39,359,475
Net asset value and redemption price per share	$15.57	$17.98	$17.03

Class S:
Net assets	$179,642,840	$211,037,793	$184,224,797
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,631,373	11,845,241	10,922,041
Net asset value and redemption price per share	$15.44	$17.82	$16.87

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio
ASSETS:
Investments in securities at value+*	$134,902,798	$265,275,271	$254,844,680
Short-term investments**	9,037,871	11,975,734	18,362,526
Short-term investments at amortized cost	15,347,258	26,992,836	28,271,106
Repurchase agreement	14,326,000	14,163,000	24,522,000
Cash	41,224	46,057	—
Cash collateral for futures	31,797	15,596	34,492
Foreign currencies at value***	6,206	25,303	16,201
Receivables:
Investment securities sold	2,196,701	9,228,415	5,914,257
Fund shares sold	8,795	3,306	410
Dividends and interest	546,258	590,989	722,585
Variation margin	12,945	12,349	9,429
Prepaid expenses	3,268	6,134	6,456
Reimbursement due from manager	9,055	—	2,647
Total assets	176,470,176	328,334,990	332,706,789

LIABILITIES:
Payable for investment securities purchased	13,714,380	13,967,721	14,463,113
Payable for fund shares redeemed	768,401	1,372,731	994,789
Payable for futures variation margin	18,500	20,255	9,112
Payable upon receipt of securities loaned	15,347,258	26,992,836	28,271,106
Payable to affiliates	78,619	152,457	154,377
Payable to custodian due to bank overdraft	—	—	8,413
Payable for director fees	2,672	2,875	9,060
Other accrued expenses and liabilities	49,023	45,356	47,654
Total liabilities	29,978,853	42,554,231	43,957,624
NET ASSETS	$146,491,323	$285,780,759	$288,749,165

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$137,169,222	$247,252,933	$260,494,574
Undistributed net investment income	2,301,758	2,833,552	3,367,145
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(543,912)	3,560,707	(278,578)
Net unrealized appreciation on investments, foreign currency related transactions and futures	7,564,255	32,133,567	25,166,024
NET ASSETS	$146,491,323	$285,780,759	$288,749,165

+ Including securities loaned at value	$14,940,941	$26,330,993	$27,617,804
* Cost of investments in securities	$127,313,273	$233,118,224	$229,641,868
** Cost of short-term investments	$9,037,749	$11,975,376	$18,361,794
*** Cost of foreign currencies	$6,307	$25,801	$16,490

Class I:
Net assets	$146,075,081	$285,554,697	$288,259,893
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,543,515	18,407,553	20,495,381
Net asset value and redemption price per share	$12.65	$15.51	$14.06

Class S:
Net assets	$416,242	$226,062	$489,272
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	32,979	14,604	34,843
Net asset value and redemption price per share	$12.62	$15.48	$14.04

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING VP Index Plus LargeCap Portfolio	ING VP Index Plus MidCap Portfolio	ING VP Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$18,375,113	$7,876,610	$3,795,570
Interest	485,506	256,037	216,665
Securities lending income	27,472	439,463	152,777
Total investment income	18,888,091	8,572,110	4,165,012

EXPENSES:
Investment management fees	3,643,466	2,510,226	1,640,405
Distribution and service fees	589,021	353,306	395,738
Transfer agent fees	516	91	150
Administrative service fees	572,528	345,145	225,548
Shareholder reporting expense	42,078	34,073	16,764
Registration fees	5,386	2,939	1,853
Professional fees	50,010	35,454	25,385
Custody and accounting expense	97,740	73,845	64,550
Director fees	49,554	35,096	26,063
Miscellaneous expense	63,510	37,238	23,168
Total expenses	5,113,809	3,427,413	2,419,624
Net investment income	13,774,282	5,144,697	1,745,388

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain on:
Investments	96,664,289	67,428,181	70,361,164
Futures	47,617	273,471	—
Net realized gain on investments and futures	96,711,906	67,701,652	70,361,164
Net change in unrealized appreciation or depreciation on:
Investments	(75,186,509)	(29,068,101)	(16,540,094)
Futures	92,996	4,293	—
Net change in unrealized appreciation or depreciation on investments and futures	(75,093,513)	(29,063,808)	(16,540,094)
Net realized and unrealized gain on investments and futures	21,618,393	38,637,844	53,821,070
Increase in net assets resulting from operations	$35,392,675	$43,782,541	$55,566,458

* Foreign taxes withheld	$—	$—	$1,815

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$784,330	$2,799,148	$2,199,810
Interest	1,968,121	1,039,698	2,135,969
Securities lending income	35,133	24,643	55,557
Total investment income	2,787,584	3,863,489	4,391,336

EXPENSES:
Investment management fees	445,940	874,771	876,590
Distribution and service fees	267	104	477
Transfer agent fees	91	181	476
Administrative service fees	40,876	80,185	80,351
Shareholder reporting expense	4,355	8,145	6,410
Registration fees	543	946	869
Professional fees	6,717	14,703	10,596
Custody and accounting expense	27,280	36,725	36,562
Director fees	2,402	7,240	3,932
Interest expense	—	79	—
Miscellaneous expense	5,971	8,705	11,304
Total expenses	534,442	1,031,784	1,027,567
Net waived and reimbursed fees	(49,866)	—	(2,646)
Net expenses	484,576	1,031,784	1,024,921
Net investment income	2,303,008	2,831,705	3,366,415

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain (loss) on:
Investments	893,350	7,297,911	3,126,923
Foreign currency related transactions	(13,849)	(32,246)	(27,876)
Futures	(50,783)	95,698	18,373
Net realized gain on investments, foreign currency related transactions and futures	828,718	7,361,363	3,117,420
Net change in unrealized appreciation or depreciation on:
Investments	(1,166,642)	(1,626,512)	(446,445)
Foreign currency related transactions	377	2,992	1,394
Futures	(45,841)	(17,230)	(55,199)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(1,212,106)	(1,640,750)	(500,250)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and futures	(383,388)	5,720,613	2,617,170
Increase in net assets resulting from operations	$1,919,620	$8,552,318	$5,983,585

* Foreign taxes withheld	$19,053	$85,844	$43,237

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Index Plus LargeCap Portfolio		ING VP Index Plus MidCap Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$13,774,282	$22,254,884	$5,144,697	$7,674,447
Net realized gain on investments and futures	96,711,906	133,084,265	67,701,652	88,493,475
Net change in unrealized appreciation or depreciation on investments and futures	(75,093,513)	(50,830,501)	(29,063,808)	9,412,728
Net increase in net assets resulting from operations	35,392,675	104,508,648	43,782,541	105,580,650

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(15,985,488)	(18,365,964)	(5,598,196)	(3,361,948)
Class S	(6,122,883)	(4,990,903)	(1,478,795)	(773,217)
Net realized gains:
Class I	—	—	(68,434,199)	(51,641,723)
Class S	—	—	(24,305,765)	(14,146,533)
Total distributions	(22,108,371)	(23,356,867)	(99,816,955)	(69,923,421)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	797,171,155	487,133,637	351,178,105	293,235,680
Dividends reinvested	22,108,371	23,356,867	99,816,955	69,923,421
	819,279,526	510,490,504	450,995,060	363,159,101
Cost of shares redeemed	(600,611,284)	(285,443,027)	(184,494,732)	(76,581,417)
Net increase in net assets resulting from capital share transactions	218,668,242	225,047,477	266,500,328	286,577,684
Net increase in net assets	231,952,546	306,199,258	210,465,914	322,234,913

NET ASSETS:
Beginning of period	1,946,272,610	1,640,073,352	1,123,256,399	801,021,486
End of period	$2,178,225,156	$1,946,272,610	$1,333,722,313	$1,123,256,399
Undistributed net investment income at end of period	$13,783,282	$22,117,371	$5,324,321	$7,256,615

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Index Plus SmallCap Portfolio		ING VP Strategic Allocation Conservative Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$1,745,388	$3,130,609	$2,303,008	$3,875,244
Net realized gain on investments, foreign currency related transactions and futures	70,361,164	44,380,246	828,718	6,024,537
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(16,540,094)	(2,412,384)	(1,212,106)	(4,139,708)
Net increase in net assets resulting from operations	55,566,458	45,098,471	1,919,620	5,760,073

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,801,475)	(1,005,229)	(3,932,782)	(3,088,074)
Class S	(1,012,877)	(617,095)	(6,475)	—
Net realized gains:
Class I	(23,600,099)	(16,794,162)	(4,796,861)	—
Class S	(20,506,830)	(12,347,644)	(7,947)	—
Total distributions	(46,921,281)	(30,764,130)	(8,744,065)	(3,088,074)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	438,760,192	307,363,456	7,165,247	22,558,625
Dividends reinvested	46,921,281	30,764,130	8,744,065	3,088,074
	485,681,473	338,127,586	15,909,312	25,646,699
Cost of shares redeemed	(350,861,333)	(54,582,141)	(14,276,596)	(28,124,159)
Net increase (decrease) in net assets resulting from capital share transactions	134,820,140	283,545,445	1,632,716	(2,477,460)
Net increase (decrease) in net assets	143,465,317	297,879,786	(5,191,729)	194,539

NET ASSETS:
Beginning of period	711,213,032	413,333,246	151,683,052	151,488,513
End of period	$854,678,349	$711,213,032	$146,491,323	$151,683,052
Undistributed net investment income at end of period	$1,799,724	$2,868,688	$2,301,758	$3,938,007

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Strategic Allocation Growth Portfolio		ING VP Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$2,831,705	$3,916,086	$3,366,415	$5,365,085
Net realized gain on investments, foreign currency related transactions and futures	7,361,363	16,333,674	3,117,420	12,614,403
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(1,640,750)	(3,407,926)	(500,250)	(4,526,758)
Net increase in net assets resulting from operations	8,552,318	16,841,834	5,983,585	13,452,730

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,039,807)	(3,375,749)	(5,448,268)	(4,230,268)
Class S	(803)	—	(5,320)	(1,684)
Net realized gains:
Class I	(3,897,573)	—	(6,437,221)	—
Class S	(793)	—	(6,587)	—
Total distributions	(7,938,976)	(3,375,749)	(11,897,396)	(4,231,952)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,928,944	38,357,026	12,117,726	39,779,060
Dividends reinvested	7,938,976	3,375,749	11,897,396	4,231,952
	19,867,920	41,732,775	24,015,122	44,011,012
Cost of shares redeemed	(22,295,460)	(31,098,364)	(19,387,195)	(31,488,536)
Net increase (decrease) in net assets resulting from capital share transactions	(2,427,540)	10,634,411	4,627,927	12,522,476
Net increase (decrease) in net assets	(1,814,198)	24,100,496	(1,285,884)	21,743,254

NET ASSETS:
Beginning of period	287,594,957	263,494,461	290,035,049	268,291,795
End of period	$285,780,759	$287,594,957	$288,749,165	$290,035,049
Undistributed net investment income at end of period	$2,833,552	$4,042,457	$3,367,145	$5,454,318

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS LARGECAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$15.42		14.82		13.54	10.85	13.86	16.73
Income (loss) from investment operations:
Net investment income	$0.11	*	0.19	*	0.22	0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	$0.21		0.60		1.20	2.68	(3.12)	(2.40)
Total from investment operations	$0.32		0.79		1.42	2.82	(2.98)	(2.25)
Less distributions from:
Net investment income	$0.17		0.19		0.14	0.13	0.03	0.13
Net realized gain on investments	$—		—		—	—	—	0.49
Total distributions	$0.17		0.19		0.14	0.13	0.03	0.62
Net asset value, end of period	$15.57		15.42		14.82	13.54	10.85	13.86
Total Return(1)%	2.06		5.38		10.58	26.14	(21.53)	(13.62)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,998,582		1,389,139		1,511,946	1,389,298	943,520	1,165,893
Ratios to average net assets:
Expenses(2)%	0.44		0.45		0.44	0.43	0.45	0.45
Net investment income(2)%	1.39		1.30		1.55	1.33	1.18	1.05
Portfolio turnover rate %	74		89		70	88	139	125

	Class S
	Six Months Ended June 30,		Year Ended December 31,						July 16, 2001(3) to December 31,
	2006		2005		2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$15.30		14.73		13.49		10.83	13.86	14.80
Income (loss) from investment operations:
Net investment income	$0.08	*	0.16	*	0.19	*	0.15	0.12	0.00 **
Net realized and unrealized gain (loss) on investments	$0.21		0.59		1.18		2.63	(3.13)	(0.83)
Total from investment operations	$0.29		0.75		1.37		2.78	(3.01)	(0.83)
Less distributions from:
Net investment income	$0.15		0.18		0.13		0.12	0.02	0.11
Total distributions	$0.15		0.18		0.13		0.12	0.02	0.11
Net asset value, end of period	$15.44		15.30		14.73		13.49	10.83	13.86
Total Return(1)%	1.87		5.15		10.26		25.84	(21.74)	(5.56)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$179,643		557,134		128,127		59,500	4,597	821
Ratios to average net assets:
Expenses(2)%	0.69		0.70		0.69		0.68	0.71	0.69
Net investment income(2)%	1.09		1.10		1.39		1.11	0.93	0.80
Portfolio turnover rate %	74		89		70		88	139	125

(1)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)             Annualized for periods less than one year.

(3)             Commencement of operations.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Amount represents less than $0.005 per share.

See Accompanying Notes to Financial Statements.

ING VP INDEX PLUS MIDCAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$18.69		18.16		15.64	11.86	13.54	14.67
Income (loss) from investment operations:
Net investment income	$0.06	*	0.16	*	0.09	0.09	0.04	0.07
Net realized and unrealized gain (loss) on investments	$0.77		1.77		2.50	3.75	(1.67)	(0.26)
Total from investment operations	$0.83		1.93		2.59	3.84	(1.63)	(0.19)
Less distributions from:
Net investment income	$0.11		0.09		0.07	0.06	0.05	0.03
Net realized gain on investments	$1.43		1.31		—	—	—	0.91
Total distributions	$1.54		1.40		0.07	0.06	0.05	0.94
Net asset value, end of period	$17.98		18.69		18.16	15.64	11.86	13.54
Total Return(1)%	4.17		11.14		16.59	32.45	(12.09)	(1.32)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,122,685		844,703		678,869	451,213	251,674	161,663
Ratios to average net assets:
Expenses(2)%	0.49		0.49		0.49	0.50	0.53	0.55
Net investment income(2)%	0.89		0.87		0.73	0.78	0.61	0.77
Portfolio turnover rate %	43		100		108	113	139	189

	Class S
	Six Months Ended June 30,	Year Ended December 31,						July 16, 2001(3) to December 31,
	2006	2005		2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$18.53	18.05		15.57		11.83	13.52	13.58
Income (loss) from investment operations:
Net investment income	$0.06	0.11	*	0.07	*	0.04	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$0.74	1.75		2.47		3.74	(1.66)	(0.06)
Total from investment operations	$0.80	1.86		2.54		3.78	(1.65)	(0.06)
Less distributions from:
Net investment income	$0.08	0.07		0.06		0.04	0.04	—
Net realized gain on investments	$1.43	1.31		—		—	—	—
Total distributions	$1.51	1.38		0.06		0.04	0.04	—
Net asset value, end of period	$17.82	18.53		18.05		15.57	11.83	13.52
Total Return(1)%	4.04	10.84		16.35		32.06	(12.26)	(0.44)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$211,038	278,554		122,153		19,960	5,917	830
Ratios to average net assets:
Expenses(2)%	0.74	0.74		0.74		0.75	0.78	0.80
Net investment income(2)%	0.57	0.62		0.45		0.54	0.37	0.51
Portfolio turnover rate %	43	100		108		113	139	189

(1)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)             Annualized for periods less than one year.

(3)             Commencement of operations.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Amount represents less than $0.005 per share.

See Accompanying Notes to Financial Statements.

ING VP INDEX PLUS SMALLCAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2006		2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$16.68		16.39		13.52	9.95	11.60	11.97
Income (loss) from investment operations:
Net investment income	$0.05	*	0.11	*	0.07	0.03	0.01	0.02
Net realized and unrealized gain (loss) on investments	$1.28		1.09		2.90	3.56	(1.53)	0.25
Total from investment operations	$1.33		1.20		2.97	3.59	(1.52)	0.27
Less distributions from:
Net investment income	$0.07		0.05		0.02	0.02	0.01	0.02
Net realized gain on investments	$0.91		0.86		0.08	—	0.12	0.62
Total distributions	$0.98		0.91		0.10	0.02	0.13	0.64
Net asset value, end of period	$17.03		16.68		16.39	13.52	9.95	11.60
Total Return(1)%	7.75		7.62		22.07	36.15	(13.21)	2.41

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$670,454		378,121		303,041	168,035	86,494	46,547
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.50		0.49		0.49	0.56	0.58	0.60
Gross expenses prior to expense reimbursement %	0.50		0.49		0.49	0.56	0.63	0.71
Net investment income after expense reimbursement(2)(3)%	0.54		0.66		0.64	0.37	0.30	0.35
Portfolio turnover rate %	57		71		94	120	134	134

	Class S
	Six Months Ended June 30,		Year Ended December 31,						July 16, 2001(4) to December 31,
	2006		2005		2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$16.53		16.28		13.46		9.92	11.58	11.40
Income (loss) from investment operations:
Net investment income (loss)	$0.02	*	0.07	*	0.06	*	0.01	0.00 **	0.00	**
Net realized and unrealized gain (loss) on investments	$1.28		1.08		2.86		3.54	(1.53)	0.18
Total from investment operations	$1.30		1.15		2.92		3.55	(1.53)	0.18
Less distributions from:
Net investment income	$0.05		0.04		0.02		0.01	0.01	—
Net realized gain on investments	$0.91		0.86		0.08		—	0.12	—
Total distributions	$0.96		0.90		0.10		0.01	0.13	—
Net asset value, end of period	$16.87		16.53		16.28		13.46	9.92	11.58
Total Return(1)%	7.61		7.36		21.74		35.83	(13.39)	1.58

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$184,225		333,092		110,292		16,419	4,014	690
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.75		0.74		0.74		0.80	0.84	0.85
Gross expenses prior to expense reimbursement(3)%	0.75		0.74		0.74		0.80	0.88	0.96
Net investment income after expense reimbursement(2)(3)%	0.25		0.43		0.45		0.13	0.05	0.10
Portfolio turnover rate %	57		71		94		120	134	134

(1)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)             The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)             Annualized for periods less than one year.

(4)             Commencement of operations.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Amount represents less than $0.005 per share.

See Accompanying Notes to Financial Statements.

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.27	13.04	12.31	11.09	11.99	12.84
Income (loss) from investment operations:
Net investment income	$0.20	0.34	0.25	0.25	0.27	0.38
Net realized and unrealized gain (loss) on investments	$(0.03)	0.15	0.72	1.25	(0.78)	(0.68)
Total from investment operations	$0.17	0.49	0.97	1.50	(0.51)	(0.30)
Less distributions from:
Net investment income	$0.36	0.26	0.24	0.28	0.39	0.46
Net realized gain on investments	$0.43	—	—	—	—	0.09
Total distributions	$0.79	0.26	0.24	0.28	0.39	0.55
Net asset value, end of period	$12.65	13.27	13.04	12.31	11.09	11.99
Total Return(1)%	1.17	3.83	7.99	13.65	(4.34)	(2.37)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$146,075	151,565	151,489	135,628	120,615	129,998
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.65	0.65	0.65	0.65	0.65	0.65
Gross expenses prior to expense reimbursement(3)%	0.72	0.75	0.70	0.74	0.77	0.76
Net investment income after expense reimbursement(2)(3)%	3.10	2.53	2.16	2.18	2.36	3.30
Portfolio turnover rate %	194	364	317	332	248	155

	Class S
	Six Months Ended June 30, 2006		August 5, 2005(4) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$13.25		13.06
Income (loss) from investment operations:
Net investment income	$0.19	*	0.06
Net realized and unrealized gain (loss) on investments	$(0.04)		0.13
Total from investment operations	$0.15		0.19
Less distributions from:
Net investment income	$0.35		—
Net realized gains on investments	$0.43		—
Total distributions	$0.78		—
Net asset value, end of period	$12.62		13.25
Total Return(1)%	1.08		1.45

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$416		118
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.90		0.90
Gross expenses prior to expense reimbursement(3)%	0.97		1.00
Net investment income after expense reimbursement(2)(3)%	3.02		2.68
Portfolio turnover rate %	194		364

(1)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)             The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(3)             Annualized for periods less than one year.

(4)             Commencement of operations.

*                 Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$15.48	14.76	13.32	10.81	12.75	14.65
Income (loss) from investment operations:
Net investment income	$0.16	0.22	0.18	0.15	0.13	0.20
Net realized and unrealized gain (loss) on investments	$0.30	0.68	1.41	2.47	(1.87)	(1.88)
Total from investment operations	$0.46	0.90	1.59	2.62	(1.74)	(1.68)
Less distributions from:
Net investment income	$0.22	0.18	0.15	0.11	0.20	0.22
Net realized gains on investments	$0.21	—	—	—	—	—
Total distributions	$0.43	0.18	0.15	0.11	0.20	0.22
Net asset value, end of period	$15.51	15.48	14.76	13.32	10.81	12.75
Total Return(1)%	2.91	6.20	12.01	24.34	(13.76)	(11.54)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$285,555	287,566	263,494	219,260	165,733	197,038
Ratios to average net assets:
Net expenses after expense reimbursement/ recoupment(2)(3)%	0.71	0.73	0.70	0.75	0.75	0.74
Gross expenses prior to expense reimbursement/ recoupment(3)%	0.71	0.73	0.70	0.74	0.77	0.74
Net investment income after expense reimbursement(2)(3)%	1.94	1.43	1.46	1.32	1.14	1.58
Portfolio turnover rate %	132	232	205	232	271	247

	Class S
	Six Months Ended June 30, 2006		August 5, 2005(4) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$15.46		14.98
Income from investment operations:
Net investment income	$0.14	*	0.06
Net realized and unrealized gain on investments	$0.30		0.42
Total from investment operations	$0.44		0.48
Less distributions from:
Net investment income	$0.21		—
Net realized gains on investments	$0.21		—
Total distributions	$0.42		—
Net asset value, end of period	$15.48		15.46
Total Return(1)%	2.82		3.20

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$226		29
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.96		0.98
Gross expenses prior to expense reimbursement(3)%	0.96		0.98
Net investment income after expense reimbursement(2)(3)%	1.78		1.27
Portfolio turnover rate %	132		232

(1)       Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)       The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)       Annualized for periods less than one year.

(4)       Commencement of operations.

*      Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2006	2005		2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$14.35	13.91		12.78	10.86	12.31	13.58
Income (loss) from investment operations:
Net investment income	$0.17	0.26	*	0.20	0.18	0.20	0.29
Net realized and unrealized gain (loss) on investments	$0.13	0.39		1.09	1.92	(1.36)	(1.23)
Total from investment operations	$0.30	0.65		1.29	2.10	(1.16)	(0.94)
Less distributions from:
Net investment income	$0.27	0.21		0.16	0.18	0.29	0.33
Net realized gains on investments	$0.32	—		—	—	—	—
Total distributions	$0.59	0.21		0.16	0.18	0.29	0.33
Net asset value, end of period	$14.06	14.35		13.91	12.78	10.86	12.31
Total Return(1)%	2.03	4.70		10.23	19.47	(9.54)	(6.99)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$288,260	289,673		268,292	208,837	158,169	181,296
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.70	0.70		0.70	0.70	0.70	0.70
Gross expenses prior to expense reimbursement(3)%	0.70	0.74		0.70	0.74	0.77	0.74
Net investment income after expense reimbursement(2)(3)%	2.30	1.89		1.77	1.75	1.71	2.39
Portfolio turnover rate %	144	301		262	278	267	195

	Class S
	Six Months Ended June 30, 2006	June 7, 2005(4) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$14.34	14.02
Income from investment operations:
Net investment income	$0.15	0.17	*
Net realized and unrealized gain on investments	$0.13	0.36
Total from investment operations	$0.28	0.53
Less distributions from:
Net investment income	$0.26	0.21
Net realized gains on investments	$0.32	—
Total distributions	$0.58	0.21
Net asset value, end of period	$14.04	14.34
Total Return(1)%	1.87	3.81

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$489	362
Ratios to average net assets:
Net expenses after expense reimbursement(2)(3)%	0.95	0.95
Gross expenses prior to expense reimbursement(3)%	0.95	0.99
Net investment income after expense reimbursement(2)(3)%	2.08	1.80
Portfolio turnover rate %	144	301

(1)       Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)       The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

(3)       Annualized for periods less than one year.

(4)       Commencement of operations.

*      Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Portfolios, Inc. and the ING Strategic Allocation Portfolios, Inc. are each registered under the Investment Company Act of 1940 as an open-end management investment company.

The ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are eight separate investment portfolios that comprise the ING Variable Portfolios, Inc. The three portfolios (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING VP Index Plus LargeCap Portfolio (“VP Index Plus LargeCap”), ING VP Index Plus MidCap Portfolio (“VP Index Plus MidCap”) and ING VP Index Plus SmallCap Portfolio (“VP Index Plus SmallCap”).

The ING Strategic Allocation Portfolios, Inc. is a company incorporated under the laws of Maryland on October 14, 1994. There are three separate investment portfolios (each a “Portfolio”, collectively the “Portfolios”) that comprise the ING Strategic Allocation Portfolios, Inc.: ING VP Strategic Allocation Conservative Portfolio (“VP Strategic Allocation Conservative”), formerly, ING VP Strategic Allocation Income Portfolio, ING VP Strategic Allocation Growth Portfolio (“VP Strategic Allocation Growth”) and ING VP Strategic Allocation Moderate Portfolio (“VP Strategic Allocation Moderate”) formerly, ING VP Strategic Allocation Balanced Portfolio.

The ING VP Index Plus LargeCap Portfolio seeks to outperform the total return performance of the S&P 500® Composite Stock Price Index, while maintaining a market level of risk.

The ING VP Index Plus MidCap Portfolio seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”), while maintaining a market level of risk.

The ING VP Index Plus SmallCap Portfolio seeks to outperform the total return performance of the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600 Index”), while maintaining a market level of risk.

The ING VP Strategic Allocation Conservative Portfolio seeks to provide total return consistent with preservation of capital.

The ING VP Strategic Allocation Growth Portfolio seeks to provide capital appreciation.

The ING VP Strategic Allocation Moderate Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Each Portfolio offers Class I and Class S shares. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including shareholder servicing fees.

Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

ING Investments, LLC (“ING Investments” or the “Investment Manager”), an Arizona limited liability company, serves as the Investment Manager to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to the Portfolios. ING Funds Distributor, LLC (the “Distributor”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.    Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Funds related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less at the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.    Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.    Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)   Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.    Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.     Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.     Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.    Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

H.    Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.      Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.     Illiquid and Restricted Securities. VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap each may not invest more than 10% of its net assets in illiquid securities. VP Strategic Allocation Conservative, VP Strategic Allocation Growth and VP Strategic Allocation Moderate each may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Each Portfolio may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.    Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

L.     Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, VP Strategic Allocation Conservative, VP Strategic Allocation Growth and VP Strategic Allocation Moderate Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

M.   Swap Contracts. Each Portfolio may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
VP Index Plus LargeCap	$1,749,356,890	$1,526,036,802
VP Index Plus MidCap	714,121,846	534,445,055
VP Index Plus SmallCap	552,293,356	466,338,631
VP Strategic Allocation Conservative	108,201,687	101,799,466
VP Strategic Allocation Growth	264,165,692	268,769,708
VP Strategic Allocation Moderate	240,214,487	238,599,285

U.S. Government securities not included above were as follows:

	Purchases	Sales
VP Strategic Allocation Conservative	$142,165,339	$152,595,667
VP Strategic Allocation Growth	75,854,791	90,876,621
VP Strategic Allocation Moderate	127,718,306	154,439,771

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into Investment Management Agreements with the Investment Manager. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

VP Index Plus LargeCap	0.35%
VP Index Plus MidCap	0.40%
VP Index Plus SmallCap	0.40%
VP Strategic Allocation Conservative	0.60%
VP Strategic Allocation Growth	0.60%
VP Strategic Allocation Moderate	0.60%

The Investment Manager entered into a Sub-Advisory Agreement with ING IM. Subject to such policies as the Board or the Investment Manager may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Pursuant to the Administration Agreements, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION FEES

Each Class S share of the Portfolios has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by the Portfolios for expenses incurred in the distribution of the Portfolio’s Class S shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor a Distribution Fee at a rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2006, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
VP Index Plus LargeCap	$616,063	$96,807	$36,194	$749,064
VP Index Plus MidCap	426,175	58,597	42,293	527,065
VP Index Plus SmallCap	270,025	37,127	36,259	343,411
VP Strategic Allocation Conservative	71,948	6,595	76	78,619
VP Strategic Allocation Growth	139,615	12,797	45	152,457
VP Strategic Allocation Moderate	141,320	12,954	103	154,377

At June 30, 2006, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance & Annuity Co — VP Index Plus LargeCap (61.46%); VP Index Plus MidCap (65.29%); VP Index Plus SmallCap (46.36%); VP Strategic Allocation Conservative (98.37%); VP Strategic Allocation Growth (96.42%); and VP Strategic Allocation Moderate (96.69%);

ING Lifestyle Aggressive Growth Portfolio — VP Index Plus LargeCap (11.85%); VP Index Plus MidCap (4.01%); VP Index Plus SmallCap (4.04%);

ING Lifestyle Growth Portfolio — VP Index Plus LargeCap (9.92%); VP Index Plus MidCap (4.02%); VP Index Plus SmallCap (4.05%);

ING Lifestyle Moderate Portfolio — VP Index Plus LargeCap (10.01%); VP Index Plus MidCap (2.03%); VP Index Plus SmallCap (3.07%);

ING Lifestyle Moderate Growth Portfolio — VP Index Plus LargeCap (9.97%); VP Index Plus MidCap (2.02%); VP Index Plus SmallCap (3.06%); and

ING USA Annuity and Life Insurance — VP Index Plus LargeCap (8.15%); VP Index Plus MidCap (15.61%), and VP Index Plus SmallCap (21.06%).

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATIONS

ING Investments entered into written Expense Limitation Agreements with each of the Portfolios whereby the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class I	Class S
VP Index Plus LargeCap	0.55%	0.80%
VP Index Plus MidCap	0.60%	0.85%
VP Index Plus SmallCap	0.60%	0.85%
VP Strategic Allocation Conservative	0.65%	0.90%
VP Strategic Allocation Growth	0.75%	1.00%
VP Strategic Allocation Moderate	0.70%	0.95%

The Investment Manager may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

Operations for each Portfolio. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2006, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

	June 30
	2007	2008	2009	Total
VP Strategic Allocation Conservative	$87,027	$77,711	$148,687	$313,425
VP Strategic Allocation Moderate	10,441	—	105,492	115,933

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other Portfolios managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. VP Strategic Allocation Growth Portfolio utilized the line of credit for one day during the six months ended June 30, 2006, with a balance of 550,000 for that day and as approximate weighted average interest rate of 5.27%.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
VP Index Plus LargeCap (Number of Shares)
Shares sold	42,779,196	3,590,508	7,219,419	29,741,139
Dividends reinvested	1,001,597	1,253,649	386,302	343,017
Shares redeemed	(5,458,044)	(16,787,302)	(32,382,394)	(2,371,711)
Net increase (decrease) in shares outstanding	38,322,749	(11,943,145)	(24,776,673)	27,712,445

VP Index Plus LargeCap ($)
Shares sold	$683,319,201	$53,622,071	$113,851,954	$433,511,566
Dividends reinvested	15,985,488	18,365,964	6,122,883	4,990,903
Shares redeemed	(86,052,939)	(250,210,644)	(514,558,345)	(35,232,383)
Net increase (decrease)	$613,251,750	$(178,222,609)	$(394,583,508)	$403,270,086

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
VP Index Plus MidCap (Number of Shares)
Shares sold	14,591,554	6,394,060	3,939,082	9,895,517
Dividends reinvested	3,999,589	3,143,066	1,405,153	858,938
Shares redeemed	(1,348,350)	(1,712,781)	(8,532,644)	(2,488,298)
Net increase (decrease) in shares outstanding	17,242,793	7,824,345	(3,188,409)	8,266,157

VP Index Plus MidCap ($)
Shares sold	$276,413,059	$115,852,699	$74,765,046	$177,382,980
Dividends reinvested	74,032,395	55,003,671	25,784,560	14,919,751
Shares redeemed	(25,385,424)	(30,993,911)	(159,109,308)	(45,587,506)
Net increase (decrease)	$325,060,030	$139,862,459	$(58,559,702)	$146,715,225

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
VP Index Plus SmallCap (Number of Shares)
Shares sold	20,037,602	4,648,726	4,585,255	14,354,375
Dividends reinvested	1,429,464	1,121,575	1,222,016	823,681
Shares redeemed	(4,775,467)	(1,588,865)	(15,039,837)	(1,797,724)
Net increase (decrease) in shares outstanding	16,691,599	4,181,436	(9,232,566)	13,380,332

VP Index Plus SmallCap ($)
Shares sold	$358,140,937	$75,728,185	$80,619,255	$231,635,271
Dividends reinvested	25,401,574	17,799,391	21,519,707	12,964,739
Shares redeemed	(84,713,809)	(25,657,658)	(266,147,524)	(28,924,483)
Net increase (decrease)	$298,828,702	$67,869,918	$(164,008,562)	$215,675,527

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	August 5, 2005(1) to December 31, 2005
VP Strategic Allocation Conservative (Number of Shares)
Shares sold	519,001	1,721,918	29,266	8,958
Dividends reinvested	680,939	238,646	1,128	—
Shares redeemed	(1,080,523)	(2,152,919)	(6,324)	(49)
Net increase (decrease) in shares outstanding	119,417	(192,355)	24,070	8,909

VP Strategic Allocation Conservative ($)
Shares sold	$6,781,867	$22,441,531	$383,380	$117,094
Dividends reinvested	8,729,643	3,088,074	14,422	—
Shares redeemed	(14,191,843)	(28,123,509)	(84,753)	(650)
Net increase (decrease)	$1,319,667	$(2,593,904)	$313,049	$116,444

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	August 5, 2005(1) to December 31, 2005
VP Strategic Allocation Growth (Number of Shares)
Shares sold	737,881	2,575,090	13,621	1,863
Dividends reinvested	500,465	230,584	101	—
Shares redeemed	(1,407,720)	(2,084,826)	(976)	(5)
Net increase (decrease) in shares outstanding	(169,374)	720,848	12,746	1,858

VP Strategic Allocation Growth ($)
Shares sold	$11,712,946	$38,329,234	$215,998	$27,792
Dividends reinvested	7,937,380	3,375,749	1,596	—
Shares redeemed	(22,279,795)	(31,098,285)	(15,665)	(79)
Net increase (decrease)	$(2,629,469)	$10,606,698	$201,929	$27,713

	Class I		Class S
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	June 7, 2005(1) to December 31, 2005

VP Strategic Allocation Moderate (Number of Shares)
Shares sold	811,522	2,832,525	24,328	25,739
Dividends reinvested	828,835	306,098	831	122
Shares redeemed	(1,326,298)	(2,238,074)	(15,536)	(641)
Net increase in shares outstanding	314,059	900,549	9,623	25,220

VP Strategic Allocation Moderate ($)
Shares sold	$11,764,737	$39,418,403	$352,989	$360,657
Dividends reinvested	11,885,489	4,230,268	11,907	1,684
Shares redeemed	(19,159,718)	(31,479,642)	(227,477)	(8,894)
Net increase	$4,490,508	$12,169,029	$137,419	$353,447

(1)  Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2006, the Portfolios had securities on loan and received collateral with the following market values:

	Value of Securities Loaned	Value of Collateral
VP Index Plus LargeCap	$204,355,794	$210,810,583
VP Index Plus MidCap	235,957,671	241,402,997
VP Index Plus SmallCap	210,416,960	215,984,727
VP Strategic Allocation Conservative	14,940,941	15,347,258
VP Strategic Allocation Growth	26,330,993	26,992,836
VP Strategic Allocation Moderate	27,617,804	28,271,106

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
VP Index Plus LargeCap	$22,108,371	$—	$23,356,867	$—
VP Index Plus MidCap	7,076,991	92,739,964	35,539,804	34,383,617
VP Index Plus SmallCap	2,814,352	44,106,929	20,247,474	10,516,656
VP Strategic Allocation Conservative	3,939,257	4,804,808	3,088,074	—
VP Strategic Allocation Growth	4,040,610	3,898,366	3,375,749	—
VP Strategic Allocation Moderate	5,453,588	6,443,808	4,231,952	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ Depreciation	Capital Loss Carryforwards	Expiration Dates
VP Index Plus LargeCap	$22,102,186	$—	$71,142,527	$(117,913,650)	2010
				(51,431,965)	2011
				$(169,345,615)
VP Index Plus MidCap	55,239,784	44,566,518	93,102,867	—	—
VP Index Plus SmallCap	20,350,598	26,564,264	49,415,352	—	—
VP Strategic Allocation Conservative	4,637,493	4,100,042	7,409,011	—	—
VP Strategic Allocation Growth	4,036,897	3,895,940	29,981,647	—	—
VP Strategic Allocation Moderate	5,449,874	6,441,122	22,277,406	—	—

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 12 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios’ Board, the following securities have been deemed to be illiquid. The VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap Portfolios may invest up to 10% of its net assets, in illiquid securities. The VP Strategic Allocation Conservative, VP Strategic Allocation Growth and VP Strategic Allocation Moderate Portfolios limit investments in illiquid securities to 15%. Fair value for certain of securities was determined by ING Funds Valuation Committee appointed by the Portfolio’s Board of Directors.

Portfolio	Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
VP Index Plus SmallCap	MascoTech, Inc.	2,000	11/29/00	$—	$—	0.0%

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ING Investments reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•      Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•      ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•      In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•      ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•      ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•      The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•      ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•      ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTES TO FINANCIAL STATEMENTS AS OFJUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

* Includes short-term investments related to securities lending collateral and repurchase agreement.

(1) Includes eleven industries, which each represents 1.0% - 3.0% of net assets.

(2) Includes fifteen industries, which each represents < 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.5%
		Advertising: 0.5%
112,300		Omnicom Group	$10,004,807
			10,004,807
		Aerospace/Defense: 2.3%
318,000		Boeing Co.	26,047,380
294,350		Raytheon Co.	13,119,180
175,300	L	United Technologies Corp.	11,117,526
			50,284,086
		Agriculture: 2.0%
327,200		Altria Group, Inc.	24,026,296
360,677		Archer-Daniels-Midland Co.	14,888,747
45,800		Monsanto Co.	3,855,902
			42,770,945
		Airlines: 0.5%
611,400		Southwest Airlines Co.	10,008,618
			10,008,618
		Apparel: 0.4%
284,200	@	Coach, Inc.	8,497,580
			8,497,580
		Banks: 4.9%
773,847		Bank of America Corp.	37,222,041
321,300		BB&T Corp.	13,362,867
363,137	L	National City Corp.	13,141,928
309,047		US Bancorp.	9,543,371
270,786	L	Wachovia Corp.	$14,644,107
279,650		Wells Fargo & Co.	18,758,922
			106,673,236
		Beverages: 3.1%
113,700	L	Anheuser-Busch Cos., Inc.	5,183,583
668,750		Coca-Cola Co.	28,769,625
102,450		Pepsi Bottling Group, Inc.	3,293,768
521,900		PepsiCo, Inc.	31,334,876
			68,581,852
		Biotechnology: 0.6%
194,940	@,L	Amgen, Inc.	12,715,936
			12,715,936
		Building Materials: 0.5%
362,300		Masco Corp.	10,738,572
			10,738,572
		Chemicals: 1.5%
162,350		Dow Chemical Co.	6,336,521
156,100	L	EI DuPont de Nemours & Co.	6,493,760
142,750		PPG Industries, Inc.	9,421,500
124,400	L	Rohm & Haas Co.	6,234,928
87,500		Sherwin-Williams Co.	4,154,500
			32,641,209
		Commercial Services: 0.8%
111,637		Equifax, Inc.	3,833,615
233,950		McKesson Corp.	11,061,156
60,500	L	Robert Half International, Inc.	2,541,000
			17,435,771
		Computers: 4.2%
143,900	@	Apple Computer, Inc.	8,219,568
393,300	@,L	Dell, Inc.	9,600,453
970,168		Hewlett-Packard Co.	30,734,922
483,650	L	International Business Machines Corp.	37,153,993
90,300	@	Lexmark International, Inc.	5,041,449
			90,750,385
		Cosmetics/Personal Care: 2.4%
82,800		Colgate-Palmolive Co.	4,959,720
862,592		Procter & Gamble Co.	47,960,115
			52,919,835
		Diversified Financial Services: 9.7%
211,900		American Express Co.	11,277,318
172,700	L	Capital One Financial Corp.	14,757,215
734,405		Charles Schwab Corp.	11,735,792
831,600		Citigroup, Inc.	40,116,384
348,300	@	E*Trade Financial Corp.	7,948,206
166,000		Fannie Mae	7,984,600
169,850		Goldman Sachs Group, Inc.	25,550,536
586,300		JPMorgan Chase & Co.	24,624,600
261,900		Lehman Brothers Holdings, Inc.	17,062,785
153,419		Merrill Lynch & Co., Inc.	10,671,826

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified Financial Services (continued)
423,600		Morgan Stanley	$26,775,756
87,200		The Bear Stearns Cos., Inc.	12,214,976
			210,719,994
		Electric: 2.8%
97,800	L	Dominion Resources, Inc.	7,314,462
350,700	L	Duke Energy Corp.	10,300,059
92,800		FirstEnergy Corp.	5,030,688
356,900		PPL Corp.	11,527,870
435,900		TXU Corp.	26,062,461
			60,235,540
		Electrical Components & Equipment: 0.8%
217,300		Emerson Electric Co.	18,211,913
			18,211,913
		Electronics: 1.0%
326,350	@	Agilent Technologies, Inc.	10,299,606
152,800		Applera Corp.-Applied Biosystems Group	4,943,080
788,250	@,L	Solectron Corp.	2,695,815
87,000	@	Waters Corp.	3,862,800
			21,801,301
		Food: 0.8%
148,000		Campbell Soup Co.	5,492,280
226,550		General Mills, Inc.	11,703,573
			17,195,853
		Forest Products & Paper: 0.3%
91,600	L	Louisiana-Pacific Corp.	2,006,040
93,900		Temple-Inland, Inc.	4,025,493
			6,031,533
		Healthcare-Products: 1.4%
501,450		Johnson & Johnson	30,046,884
			30,046,884
		Healthcare-Services: 3.4%
344,600		Aetna, Inc.	13,759,878
138,350	@	Coventry Health Care, Inc.	7,600,949
141,050	@	Humana, Inc.	7,574,385
529,900		UnitedHealth Group, Inc.	23,728,922
285,800	@	WellPoint, Inc.	20,797,666
			73,461,800
		Home Furnishings: 0.2%
48,700	L	Harman International Industries, Inc.	4,157,519
			4,157,519
		Insurance: 6.2%
320,100		Allstate Corp.	17,519,073
433,100		American International Group, Inc.	25,574,555
257,500		Chubb Corp.	12,849,250
171,800		Hartford Financial Services Group, Inc.	14,534,280
206,103		Lincoln National Corp.	11,632,453
361,200	L	Metlife, Inc.	18,497,052
74,900	L	MGIC Investment Corp.	4,868,500
208,900	L	Principal Financial Group	11,625,285
238,300		Prudential Financial, Inc.	18,515,910
			135,616,358
		Internet: 0.9%
197,300	@	eBay, Inc.	$5,778,917
34,200	@,L	Google, Inc.	14,341,086
			20,120,003
		Iron/Steel: 0.6%
224,800		Nucor Corp.	12,195,400
			12,195,400
		Machinery-Construction & Mining: 0.4%
114,600		Caterpillar, Inc.	8,535,408
			8,535,408
		Media: 3.5%
438,300		CBS Corp. – Class B	11,856,015
316,700	@,L	Comcast Corp.	10,368,758
214,900		McGraw-Hill Cos., Inc.	10,794,427
947,550		News Corp., Inc.	18,174,009
667,800	L	Time Warner, Inc.	11,552,940
106,800	@	Viacom, Inc. – Class B	3,827,712
322,700		Walt Disney Co.	9,681,000
			76,254,861
		Mining: 0.3%
149,000		Alcoa, Inc.	4,821,640
19,800		Newmont Mining Corp.	1,048,014
			5,869,654
		Miscellaneous Manufacturing: 3.7%
128,000		3M Co.	10,338,560
78,500	@	Cooper Industries Ltd.	7,294,220
1,764,400		General Electric Co.	58,154,617
140,600		Honeywell International, Inc.	5,666,180
			81,453,577
		Oil & Gas: 10.0%
601,918		ChevronTexaco Corp.	37,355,031
487,376		ConocoPhillips	31,937,749
165,100		EOG Resources, Inc.	11,448,034
1,284,800		ExxonMobil Corp.	78,822,480
184,000		Marathon Oil Corp.	15,327,200
177,850	L	Occidental Petroleum Corp.	18,238,518
100,400		Sunoco, Inc.	6,956,716
271,800		Valero Energy Corp.	18,080,136
			218,165,864
		Oil & Gas Services: 1.3%
224,400	L	Halliburton Co.	16,652,724
176,500	L	Schlumberger Ltd.	11,491,915
			28,144,639
		Pharmaceuticals: 4.8%
260,400		Abbott Laboratories	11,356,044
180,500	L	AmerisourceBergen Corp.	7,566,560
126,400	@,L	Express Scripts, Inc.	9,067,936
138,886	@	Hospira, Inc.	5,963,765
208,766	@,L	King Pharmaceuticals, Inc.	3,549,022
795,950		Merck & Co., Inc.	28,996,459
1,242,450		Pfizer, Inc.	29,160,302
224,550		Wyeth	9,972,266
			105,632,354

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
LARGECAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 9.2%
224,700		Best Buy Co., Inc.	$12,322,548
112,950		Circuit City Stores, Inc.	3,074,499
249,650	L	Costco Wholesale Corp.	14,262,505
97,550	L	Darden Restaurants, Inc.	3,843,470
80,700		Federated Department Stores	2,953,620
314,850		Home Depot, Inc.	11,268,482
153,350		JC Penney Co., Inc.	10,352,659
54,400	@,L	Kohl’s Corp.	3,216,128
258,100		Limited Brands	6,604,779
115,950		Lowe’s Cos., Inc.	7,034,687
511,750		McDonald’s Corp.	17,194,800
161,900	L	Nordstrom, Inc.	5,909,350
219,200	@,L	Office Depot, Inc.	8,329,600
64,800	@,L	Sears Holding Corp.	10,033,632
439,325		Staples, Inc.	10,684,384
375,400	@,L	Starbucks Corp.	14,175,104
130,300		Target Corp.	6,367,761
391,640		Wal-Mart Stores, Inc.	18,865,299
438,000	L	Walgreen Co.	19,639,920
84,650		Wendy’s International, Inc.	4,934,249
189,200		Yum! Brands, Inc.	9,511,084
			200,578,560
		Savings & Loans: 0.3%
165,700		Washington Mutual, Inc.	7,552,606
			7,552,606
		Semiconductors: 3.0%
401,500	@	Advanced Micro Devices, Inc.	9,804,630
342,934	@,L	Freescale Semiconductor, Inc.	10,082,260
999,800		Intel Corp.	18,946,210
338,400	@	LSI Logic Corp.	3,028,680
580,700	@,L	Micron Technology, Inc.	8,745,342
291,350		National Semiconductor Corp.	6,948,698
270,900		Texas Instruments, Inc.	8,205,561
			65,761,381
		Software: 2.9%
192,200	@	Autodesk, Inc.	6,623,212
183,800	@,L	BMC Software, Inc.	4,392,820
329,950	@,L	Compuware Corp.	2,210,665
129,900		First Data Corp.	5,850,696
1,480,550		Microsoft Corp.	34,496,815
637,400	@	Oracle Corp.	9,235,926
			62,810,134
		Telecommunications: 7.0%
966,596	L	AT&T, Inc.	26,958,362
1,079,100		BellSouth Corp.	39,063,420
1,903,700	@	Cisco Systems, Inc.	37,179,261
262,700	@	Corning, Inc.	6,354,713
139,700	@	Embarq Corp.	5,726,303
1,043,200		Motorola, Inc.	21,020,480
276,400		Qualcomm, Inc.	11,075,348
187,600		Verizon Communications, Inc.	6,282,724
			153,660,611
		Transportation: 1.3%
264,650		Norfolk Southern Corp.	$14,084,673
186,700		United Parcel Service, Inc.	15,371,011
			29,455,684
		Total Common Stock (Cost $2,102,278,311)	2,167,692,263

Principal Amount			Value
SHORT-TERM INVESTMENTS: 10.2%
	Repurchase Agreement: 0.5%
$10,300,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06,
	$10,304,489 to be received upon repurchase (Collateralized by $10,637,000
	Federal Home Loan Bank Discount Note, Market Value $10,506,165, due 09/22/06)		10,300,000
	Total Repurchase Agreement (Cost $10,300,000)		10,300,000

	Securities Lending CollateralCC: 9.7%
210,810,583	The Bank of New York Institutional Cash Reserves Fund		210,810,583
	Total Securities Lending Collateral (Cost $210,810,583)		210,810,583
	Total Short-Term Investments (Cost $221,110,583)		221,110,583

	Total Investments In Securities (Cost $2,323,388,894)*	109.7%	$2,388,802,846
	Other Assets and Liabilities-Net	(9.7)	(210,577,690)
	Net Assets	100.0%	$2,178,225,156

@            Non-income producing security

cc            Securities purchased with cash collateral for securities loaned.

L                 Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                 Cost for federal income tax purposes is $2,380,439,098.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$69,557,056
Gross Unrealized Depreciation	(61,193,308)
Net Unrealized Appreciation	$8,363,748

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

* Includes short-term investments related to securities lending collateral and repurchase agreement.

(1) Includes sixteen industries, which each represents 1.0% - 2.6% of net assets.

(2) Includes twenty-nine industries, which each represents < 1.0% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.5%
		Advertising: 0.2%
46,568	L	Catalina Marketing Corp.	$1,325,325
69,421		Harte-Hanks, Inc.	1,779,954
			3,105,279
		Aerospace/Defense: 0.5%
42,257	@,L	Alliant Techsystems, Inc.	3,226,322
46,838	L	DRS Technologies, Inc.	2,283,353
8,300	@	Sequa Corp.	676,450
			6,186,125
		Airlines: 0.3%
107,500	@	Airtran Holdings, Inc.	1,597,450
64,700	@	Alaska Air Group, Inc.	2,550,474
			4,147,924
		Apparel: 0.7%
127,932		Polo Ralph Lauren Corp.	7,023,467
67,362	@,L	Timberland Co.	1,758,148
			8,781,615
		Auto Manufacturers: 0.3%
90,500		Oshkosh Truck Corp.	4,300,560
			4,300,560
		Auto Parts & Equipment: 0.6%
86,682		ArvinMeritor, Inc.	1,490,064
14,400	L	Bandag, Inc.	526,896
70,350		BorgWarner, Inc.	4,579,785
53,908	L	Modine Manufacturing Co.	$1,259,291
			7,856,036
		Banks: 3.4%
160,800		Associated Banc-Corp.	5,070,024
62,726		Bank of Hawaii Corp.	3,111,210
63,277	L	Cathay General Bancorp.	2,302,017
20,428		City National Corp.	1,329,659
189,998		Colonial BancGroup, Inc.	4,879,149
58,915		Cullen/Frost Bankers, Inc.	3,375,830
48,007		FirstMerit Corp.	1,005,267
59,114		Greater Bay Bancorp.	1,699,528
80,777		Investors Financial Services Corp.	3,626,887
149,642		Mercantile Bankshares Corp.	5,337,730
137,833	L	TCF Financial Corp.	3,645,683
55,868		Texas Regional Bancshares, Inc.	2,118,515
64,900	L	Webster Financial Corp.	3,078,856
15,481	L	Westamerica Bancorporation	758,105
83,043		Wilmington Trust Corp.	3,502,754
			44,841,214
		Beverages: 0.1%
72,898		PepsiAmericas, Inc.	1,611,775
			1,611,775
		Biotechnology: 1.0%
88,680	@	Charles River Laboratories International, Inc.	3,263,424
64,829	@,L	Invitrogen Corp.	4,283,252
386,900	@,L	Millennium Pharmaceuticals, Inc.	3,857,393
133,950	@,L	PDL BioPharma, Inc.	2,466,020
			13,870,089
		Building Materials: 0.7%
58,205	L	Florida Rock Industries, Inc.	2,891,042
75,824		Martin Marietta Materials, Inc.	6,911,358
			9,802,400
		Chemicals: 2.6%
111,735		Airgas, Inc.	4,162,129
47,729		Albemarle Corp.	2,285,265
47,678		Cytec Industries, Inc.	2,558,401
49,649	L	Ferro Corp.	792,398
46,588		FMC Corp.	2,999,801
83,429		Lubrizol Corp.	3,324,646
252,373	L	Lyondell Chemical Co.	5,718,772
24,400		Minerals Technologies, Inc.	1,268,800
151,160		Olin Corp.	2,710,299
143,828	L	RPM International, Inc.	2,588,904
57,000	L	Sensient Technologies Corp.	1,191,870
214,958		Valspar Corp.	5,677,041
			35,278,326

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)(CONTINUED)

Shares			Value
		Coal: 1.4%
325,400	L	Peabody Energy Corp.	$18,141,050
			18,141,050
		Commercial Services: 5.4%
107,167		Adesa, Inc.	2,383,394
82,893	@,L	Alliance Data Systems Corp.	4,875,766
29,534		Banta Corp.	1,368,310
204,100	@	Career Education Corp.	6,100,549
104,400	@,L	ChoicePoint, Inc.	4,360,788
105,924	@,L	Corinthian Colleges, Inc.	1,521,069
83,676		Corporate Executive Board Co.	8,384,335
24,400	L	Deluxe Corp.	426,512
71,600	@,L	DeVry, Inc.	1,573,052
83,192	@,L	Gartner, Inc.	1,181,326
43,548	@,L	ITT Educational Services, Inc.	2,865,894
23,885		Kelly Services, Inc.	648,955
87,442	@	Korn/Ferry International	1,712,989
63,071	@	Laureate Education, Inc.	2,688,717
183,216		Manpower, Inc.	11,835,754
122,922	@	MPS Group, Inc.	1,851,205
122,936		Pharmaceutical Product Development, Inc.	4,317,512
144,211	@,L	Quanta Services, Inc.	2,499,177
85,300	@,L	Rent-A-Center, Inc.	2,120,558
46,731	L	Rollins, Inc.	917,797
73,954	@	Sotheby’s Holdings	1,941,293
142,600	@,L	United Rentals, Inc.	4,560,348
57,750	@,L	Valassis Communications, Inc.	1,362,323
			71,497,623
		Computers: 3.9%
143,800	@	BISYS Group, Inc.	1,970,060
347,225	@,L	Cadence Design Systems, Inc.	5,954,909
243,793	@,L	Ceridian Corp.	5,958,301
172,600	@	Cognizant Technology Solutions Corp.	11,628,062
33,648		Diebold, Inc.	1,366,782
74,812	@,L	DST Systems, Inc.	4,451,314
40,973		Imation Corp.	1,681,942
91,213		Jack Henry & Associates, Inc.	1,793,248
147,900	@,L	McData Corp.	603,432
98,700	@,L	Mentor Graphics Corp.	1,281,126
191,500	@,L	Palm, Inc.	3,083,150
109,224		Reynolds & Reynolds Co.	3,349,900
17,538	@,L	SRA International, Inc.	467,037
186,485	@	Synopsys, Inc.	3,500,323
268,178	@,L	Western Digital Corp.	5,312,606
			52,402,192
		Distribution/Wholesale: 0.5%
30,487		CDW Corp.	1,666,115
141,731	@	Ingram Micro, Inc.	2,569,583
67,017	@	Tech Data Corp.	2,567,421
			6,803,119
		Diversified Financial Services: 2.4%
125,053		AG Edwards, Inc.	6,917,932
271,340	@,L	AmeriCredit Corp.	7,575,813
159,875		Eaton Vance Corp.	$3,990,480
80,533	L	IndyMac Bancorp., Inc.	3,692,438
123,848	L	Jefferies Group, Inc.	3,669,616
147,831		Raymond James Financial, Inc.	4,474,844
99,600		Waddell & Reed Financial, Inc.	2,047,776
			32,368,899
		Electric: 5.3%
195,018	L	Alliant Energy Corp.	6,689,117
456,800	@	Aquila, Inc.	1,923,128
38,201		Black Hills Corp.	1,311,440
154,703	L	DPL, Inc.	4,146,040
177,893		Energy East Corp.	4,256,979
97,686	L	Great Plains Energy, Inc.	2,721,532
96,227	L	Hawaiian Electric Industries	2,685,696
51,122	L	Idacorp, Inc.	1,752,973
146,769		MDU Resources Group, Inc.	5,373,213
183,408	L	Northeast Utilities	3,791,043
127,710		NSTAR	3,652,506
188,289		OGE Energy Corp.	6,595,764
233,678		Pepco Holdings, Inc.	5,510,127
139,142		Puget Energy, Inc.	2,988,770
140,950		SCANA Corp.	5,437,851
237,500	@	Sierra Pacific Resources	3,325,000
42,844		Westar Energy, Inc.	901,866
143,950		Wisconsin Energy Corp.	5,801,185
49,532		WPS Resources Corp.	2,456,787
			71,321,017
		Electrical Components & Equipment: 0.9%
89,128		Ametek, Inc.	4,222,885
76,089	@,L	Energizer Holdings, Inc.	4,456,533
74,756		Hubbell, Inc.	3,562,123
			12,241,541
		Electronics: 2.3%
109,037		Amphenol Corp.	6,101,711
147,407		Arrow Electronics, Inc.	4,746,505
180,021	@	Avnet, Inc.	3,604,020
105,012	@	Kemet Corp.	968,211
64,225		National Instruments Corp.	1,759,765
95,536	@,L	Plexus Corp.	3,268,287
90,157	@	Thomas & Betts Corp.	4,625,054
40,268	@	Varian, Inc.	1,671,525
226,653	@,L	Vishay Intertechnology, Inc.	3,565,252
			30,310,330
		Engineering & Construction: 0.6%
19,800	@	Dycom Industries, Inc.	421,542
54,800		Granite Construction, Inc.	2,480,796
72,081	@	Jacobs Engineering Group, Inc.	5,740,531
			8,642,869
		Entertainment: 1.0%
209,409		GTECH Holdings Corp.	7,283,245
40,698		International Speedway Corp.	1,887,166
63,550	@,L	Macrovision Corp.	1,367,596
78,200	@,L	Scientific Games Corp.	2,785,484
			13,323,491

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)(CONTINUED)

Shares			Value
		Environmental Control: 0.8%
32,381	L	Mine Safety Appliances Co.	$1,301,716
147,875		Republic Services, Inc.	5,965,278
54,471	@,L	Stericycle, Inc.	3,546,062
			10,813,056
		Food: 1.1%
157,854		Hormel Foods Corp.	5,862,698
71,586		JM Smucker Co.	3,199,894
19,073		Ruddick Corp.	467,479
121,600	@	Smithfield Foods, Inc.	3,505,728
42,570		Tootsie Roll Industries, Inc.	1,240,064
			14,275,863
		Forest Products & Paper: 0.6%
66,603	L	Bowater, Inc.	1,515,218
54,566		Glatfelter	865,962
62,436		Longview Fibre Co.	1,191,903
18,000		Potlatch Corp.	679,500
92,188		Rayonier, Inc.	3,494,847
			7,747,430
		Gas: 0.9%
93,548		AGL Resources, Inc.	3,566,050
144,250		Oneok, Inc.	4,910,270
93,212		Vectren Corp.	2,540,027
23,675		WGL Holdings, Inc.	685,391
			11,701,738
		Hand/Machine Tools: 0.2%
19,484	L	Kennametal, Inc.	1,212,879
20,900		Lincoln Electric Holdings, Inc.	1,309,385
			2,522,264
		Healthcare-Products: 4.1%
33,800	@,L	Advanced Medical Optics, Inc.	1,713,660
77,611		Beckman Coulter, Inc.	4,311,291
190,950	@,L	Cytyc Corp.	4,842,492
131,322		Dentsply International, Inc.	7,958,113
72,499	@	Edwards Lifesciences Corp.	3,293,630
85,576	@	Gen-Probe, Inc.	4,619,392
108,567	@,L	Henry Schein, Inc.	5,073,336
75,438		Hillenbrand Industries, Inc.	3,658,743
43,900	@,L	Intuitive Surgical, Inc.	5,178,883
109,246	L	Steris Corp.	2,497,364
65,348	@,L	Techne Corp.	3,327,520
160,700	@,L	Varian Medical Systems, Inc.	7,609,145
			54,083,569
		Healthcare-Services: 2.6%
52,982	@	Apria Healthcare Group, Inc.	1,001,360
120,793	@	Community Health Systems, Inc.	4,439,143
78,163	@,L	Covance, Inc.	4,785,139
240,959	@	Health Net, Inc.	10,884,118
67,400	@	LifePoint Hospitals, Inc.	2,165,562
158,682	@,L	Lincare Holdings, Inc.	6,004,527
43,000	@	Triad Hospitals, Inc.	1,701,940
64,586	L	Universal Health Services, Inc.	3,246,092
			34,227,881
		Holding Companies-Diversified: 0.6%
272,616	L	Leucadia National Corp.	$7,957,661
			7,957,661
		Home Builders: 0.2%
57,100	L	Thor Industries, Inc.	2,766,495
			2,766,495
		Home Furnishings: 0.1%
81,723	L	Furniture Brands International, Inc.	1,703,107
			1,703,107
		Household Products/Wares: 0.8%
104,889		American Greetings	2,203,718
29,750	L	Blyth, Inc.	549,185
107,291	L	Church & Dwight, Inc.	3,907,538
53,485		Scotts Co.	2,263,485
61,457		Tupperware Corp.	1,210,088
			10,134,014
		Insurance: 7.1%
98,712		American Financial Group, Inc.	4,234,745
62,079		AmerUs Group Co.	3,634,725
136,059	L	Brown & Brown, Inc.	3,975,644
79,784	@@	Everest Re Group Ltd.	6,906,901
212,910		Fidelity National Financial, Inc.	8,292,845
117,037		First American Corp.	4,947,154
63,630		Hanover Insurance Group, Inc.	3,019,880
183,396		HCC Insurance Holdings, Inc.	5,399,178
52,776		Horace Mann Educators Corp.	894,553
43,625		Mercury General Corp.	2,459,141
105,578	L	Ohio Casualty Corp.	3,138,834
284,109	L	Old Republic International Corp.	6,071,409
148,359		PMI Group, Inc.	6,613,844
116,017		Protective Life Corp.	5,408,713
171,783		Radian Group, Inc.	10,612,754
90,314		Stancorp Financial Group, Inc.	4,597,886
55,297		Unitrin, Inc.	2,410,396
353,730		WR Berkley Corp.	12,072,805
			94,691,407
		Internet: 1.5%
55,689	@	Avocent Corp.	1,461,836
112,300	@,L	Checkfree Corp.	5,565,588
47,400	@,L	F5 Networks, Inc.	2,534,952
346,900	@	McAfee, Inc.	8,419,263
92,800	@	RSA Security, Inc.	2,523,232
			20,504,871
		Iron/Steel: 0.9%
66,100		Reliance Steel & Aluminum Co.	5,482,995
90,064		Steel Dynamics, Inc.	5,920,807
			11,403,802

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)(CONTINUED)

Shares			Value
		Leisure Time: 0.0%
32,000		Callaway Golf Co.	$415,680
			415,680
		Lodging: 0.2%
51,848	L	Boyd Gaming Corp.	2,092,585
			2,092,585
		Machinery-Construction & Mining: 0.6%
149,600		Joy Global, Inc.	7,792,664
			7,792,664
		Machinery-Diversified: 1.0%
110,600	@,L	AGCO Corp.	2,910,992
66,750	@	Flowserve Corp.	3,798,075
84,079		Graco, Inc.	3,865,952
69,614		Nordson Corp.	3,423,617
			13,998,636
		Media: 0.8%
42,811	L	Belo Corp.	667,852
45,700	@	Emmis Communications Corp.	714,748
39,799		Entercom Communications Corp.	1,041,142
21,496	L	Lee Enterprises, Inc.	579,317
44,206	@,L	Scholastic Corp.	1,148,030
7,173		Washington Post	5,595,012
45,420		Westwood One, Inc.	340,650
			10,086,751
		Metal Fabricate/Hardware: 1.4%
141,900		Commercial Metals Co.	3,646,830
164,730	L	Precision Castparts Corp.	9,844,265
103,623		Timken Co.	3,472,407
86,402	L	Worthington Industries	1,810,122
			18,773,624
		Miscellaneous Manufacturing: 2.1%
51,022		Carlisle Cos., Inc.	4,046,045
61,964		Crane Co.	2,577,702
83,410		Donaldson Co., Inc.	2,825,097
59,244		Federal Signal Corp.	896,954
51,573		Harsco Corp.	4,020,631
14,406	L	Lancaster Colony Corp.	568,605
49,988		Pentair, Inc.	1,709,090
104,400		Roper Industries, Inc.	4,880,700
28,900	L	SPX Corp.	1,616,955
84,112		Teleflex, Inc.	4,543,730
			27,685,509
		Office Furnishings: 0.4%
109,471		Herman Miller, Inc.	2,821,068
61,507		HNI, Corp.	2,789,342
			5,610,410
		Oil & Gas: 5.6%
146,330	@	Denbury Resources, Inc.	4,634,271
186,549		ENSCO International, Inc.	8,584,985
64,750	@	Forest Oil Corp.	2,147,110
87,038		Helmerich & Payne, Inc.	5,244,910
159,000	@	Newfield Exploration Co.	7,781,460
370,216		Noble Energy, Inc.	17,348,322
284,600		Patterson-UTI Energy, Inc.	$8,057,026
63,600	L	Pioneer Natural Resources Co.	2,951,676
120,925		Pogo Producing Co.	5,574,643
200,350	@,L	Pride International, Inc.	6,256,931
207,300	@	Southwestern Energy Co.	6,459,468
			75,040,802
		Oil & Gas Services: 1.9%
191,382	@,L	Cameron International Corp.	9,142,318
33,600	@	FMC Technologies, Inc.	2,266,656
161,600	@	Grant Prideco, Inc.	7,231,600
45,291	@,L	Hanover Compressor Co.	850,565
127,200	L	Tidewater, Inc.	6,258,240
			25,749,379
		Packaging & Containers: 0.4%
72,917		Packaging Corp. of America	1,605,632
120,934		Sonoco Products Co.	3,827,561
			5,433,193
		Pharmaceuticals: 1.4%
74,611	@,L	Cephalon, Inc.	4,484,121
66,900		Medicis Pharmaceutical	1,605,600
148,269	L	Omnicare, Inc.	7,030,916
98,505	L	Perrigo Co.	1,585,931
44,900	L	Valeant Pharmaceuticals International	759,708
100,495	@,L	VCA Antech, Inc.	3,208,805
			18,675,081
		Pipelines: 1.4%
57,598	L	Equitable Resources, Inc.	1,929,533
103,414		National Fuel Gas Co.	3,633,968
105,200		Questar Corp.	8,467,548
68,900		Western Gas Resources, Inc.	4,123,665
			18,154,714
		Real Estate Investment Trusts: 3.6%
108,150		AMB Property Corp.	5,466,983
134,800		Developers Diversified Realty Corp.	7,033,864
26,250		Highwoods Properties, Inc.	949,725
88,400		Hospitality Properties Trust	3,882,528
109,221		Liberty Property Trust	4,827,568
88,200		Macerich Co.	6,191,640
75,910		Mack-Cali Realty Corp.	3,485,787
126,812		New Plan Excel Realty Trust	3,130,988
84,242	L	Regency Centers Corp.	5,235,640
165,096		United Dominion Realty Trust, Inc.	4,624,339
99,190	L	Weingarten Realty Investors	3,796,993
			48,626,055
		Retail: 9.5%
99,783	@,L	99 Cents Only Stores	1,043,730
108,146		Abercrombie & Fitch Co.	5,994,533
132,875		Advance Auto Parts	3,840,088
89,700	@,L	Aeropostale, Inc.	2,591,433
274,400	L	American Eagle Outfitters	9,340,576

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)(CONTINUED)

Shares			Value
		Retail (continued)
153,344	@	AnnTaylor Stores Corp.	$6,652,063
90,350		Applebees International, Inc.	1,736,527
110,500		Barnes & Noble, Inc.	4,033,250
80,350	@,L	BJ’s Wholesale Club, Inc.	2,277,923
44,029		Bob Evans Farms, Inc.	1,321,310
78,900		Borders Group, Inc.	1,456,494
104,221		Brinker International, Inc.	3,783,222
129,128	@,L	Carmax, Inc.	4,578,879
37,250		CBRL Group, Inc.	1,263,520
92,921	@	Cheesecake Factory	2,504,221
223,766	@,L	Chico’s FAS, Inc.	6,037,207
200,476		Claire’s Stores, Inc.	5,114,143
33,664	@,L	Copart, Inc.	826,788
213,632	@,L	Dollar Tree Stores, Inc.	5,661,248
190,903		Foot Locker, Inc.	4,675,214
72,900	@,L	GameStop Corp.	3,061,800
162,400		Michaels Stores, Inc.	6,697,376
67,000		MSC Industrial Direct Co.	3,187,190
187,893	@	O’Reilly Automotive, Inc.	5,860,383
80,603	L	OSI Restaurant Partners, Inc.	2,788,864
88,150	@	Pacific Sunwear of California	1,580,530
138,450	@	Payless Shoesource, Inc.	3,761,687
172,150		Petsmart, Inc.	4,407,040
55,250	L	Regis Corp.	1,967,453
298,608		Ross Stores, Inc.	8,375,954
72,565	L	Ruby Tuesday, Inc.	1,771,312
168,300		Saks, Inc.	2,721,411
54,400	@,L	Urban Outfitters, Inc.	951,456
141,600	L	Williams-Sonoma, Inc.	4,821,480
			126,686,305
		Savings & Loans: 0.6%
41,875	L	Astoria Financial Corp.	1,275,094
136,574	L	First Niagara Financial Group, Inc.	1,914,767
181,050		Washington Federal, Inc.	4,198,550
			7,388,411
		Semiconductors: 4.4%
508,574	@	Atmel Corp.	2,822,586
29,500	@,L	Cabot Microelectronics Corp.	894,145
32,762	@,L	Cree, Inc.	778,425
143,600	@,L	Fairchild Semiconductor International, Inc.	2,609,212
98,460	@,L	Integrated Device Technology, Inc.	1,396,163
34,400	@,L	International Rectifier Corp.	1,344,352
174,250		Intersil Corp.	4,051,313
294,172	@,L	Lam Research Corp.	13,714,299
138,900	@,L	Lattice Semiconductor Corp.	858,402
347,365	@	MEMC Electronic Materials, Inc.	13,026,188
78,000	@,L	Micrel, Inc.	780,780
355,750		Microchip Technology, Inc.	11,935,413
86,450	@,L	Semtech Corp.	1,249,203
53,550	@,L	Silicon Laboratories, Inc.	1,882,283
191,680	@,L	Triquint Semiconductor, Inc.	854,893
			58,197,657
		Software: 2.7%
93,750		Acxiom Corp.	$2,343,750
33,819	@	Advent Software, Inc.	1,219,851
79,125	@,L	CSG Systems International	1,957,553
81,809	@	D&B Corp.	5,700,451
77,312		Fair Isaac Corp.	2,807,199
115,914	L	Fidelity National Information Services, Inc.	4,103,356
177,389		MoneyGram International, Inc.	6,022,357
104,600	L	SEI Investments Co.	5,112,848
190,842	@,L	Sybase, Inc.	3,702,335
46,150	@	Transaction Systems Architects, Inc.	1,923,994
92,753	@	Wind River Systems, Inc.	825,502
			35,719,196
		Telecommunications: 2.1%
191,300	@	3 Com Corp.	979,456
81,650	L	Adtran, Inc.	1,831,410
286,786	@	Cincinnati Bell, Inc.	1,175,823
67,194	@,L	CommScope, Inc.	2,111,235
278,573		Harris Corp.	11,563,562
37,798	@,L	Newport Corp.	609,304
19,600	L	Plantronics, Inc.	435,316
144,750	@,L	Polycom, Inc.	3,172,920
92,600	@	RF Micro Devices, Inc.	552,822
126,360		Telephone & Data Systems, Inc.	5,231,304
129,100	@,L	Utstarcom, Inc.	1,005,689
			28,668,841
		Textiles: 0.3%
65,732	@,L	Mohawk Industries, Inc.	4,624,246
			4,624,246
		Transportation: 3.3%
52,431	L	Alexander & Baldwin, Inc.	2,321,120
213,558	L	CH Robinson Worldwide, Inc.	11,382,641
61,053		Con-way, Inc.	3,536,800
262,300	L	Expeditors International Washington, Inc.	14,691,413
146,700	L	JB Hunt Transport Services, Inc.	3,654,297
59,900	L	Overseas Shipholding Group	3,543,085
66,100	@,L	Swift Transportation Co., Inc.	2,099,336
69,125	@,L	YRC Worldwide, Inc.	2,910,854
			44,139,546
		Trucking & Leasing: 0.2%
61,738		GATX Corp.	2,623,865
			2,623,865
		Total Common Stock (Cost $1,253,851,772)	1,327,549,782

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
MIDCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)(CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 18.6%
	Repurchase Agreement: 0.5%
$6,226,000	Morgan Stanley Repurchase Agreement dated, 06/30/06, 5.200%, due 07/03/06, $6,228,698 to be received upon repurchase (Collaterallized by $6,405,000 Federal Home Loan Bank Discount Note, Market Value $6,353,120, due 08/25/06		$6,226,000
	Total Repurchase Agreement (Cost $6,226,000)		6,226,000
	Securities Lending CollateralCC: 18.1%
241,402,997	The Bank of New York Institutional Cash Reserves Fund		241,402,997
	Total Securities Lending Collateral (Cost $241,402,997)		241,402,997
	Total Short-Term Investments (Cost $247,628,997)		247,628,997
	Total Investments In Securities (Cost $1,501,480,769)*	118.1%	$1,575,178,779
	Other Assets and Liabilities-Net	(18.1)	(241,456,466)
	Net Assets	100.0%	$1,333,722,313

@                 Non-income producing security

@@     Foreign Issuer

cc                 Securities purchased with cash collateral for securities loaned.

L                      Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                      Cost for federal income tax purposes is $1,510,142,461.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$110,143,412
Gross Unrealized Depreciation	(45,107,094)
Net Unrealized Appreciation	$65,036,318

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Industry Allocation

as of June 30, 2006

(as a percent of net assets)

* Includes short-term investments related to securities lending collateral and repurchase agreement.

(1) Includes twenty-four industries, which each represents 0.7% - 2.7% of net assets.

(2) Includes twenty-six industries, which each represents < 0.7% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 98.9%
		Advertising: 0.3%
48,276		Advo, Inc.	$1,188,072
54,008	@,L	inVentiv Health, Inc.	1,554,350
			2,742,422
		Aerospace/Defense: 1.8%
19,200	@,L	AAR Corp.	426,816
78,438	@,L	Armor Holdings, Inc.	4,300,756
67,150		Curtiss-Wright Corp.	2,073,592
22,600	L	EDO Corp.	550,084
38,967	@	Esterline Technologies Corp.	1,620,638
31,828		Kaman Corp.	579,270
56,666	@	Moog, Inc.	1,939,111
78,899	@	Teledyne Technologies, Inc.	2,584,731
24,725	@	Triumph Group, Inc.	1,186,800
			15,261,798
		Agriculture: 0.2%
50,228	L	Delta & Pine Land Co.	1,476,703
			1,476,703
		Airlines: 0.5%
79,151	@,L	Mesa Air Group, Inc.	779,637
141,016		Skywest, Inc.	3,497,197
			4,276,834
		Apparel: 2.3%
22,300	@,L	Deckers Outdoor Corp	$859,888
85,129	@	Gymboree Corp.	2,959,084
60,017		K-Swiss, Inc.	1,602,454
66,325	L	Kellwood Co.	1,941,333
18,475	L	Oxford Industries, Inc.	728,100
98,700		Phillips-Van Heusen	3,766,392
176,762	@,L	Quiksilver, Inc.	2,152,961
42,600	L	Russell Corp.	773,616
39,200	@,L	Skechers USA, Inc.	945,112
52,412	L	Stride Rite Corp.	691,314
130,438		Wolverine World Wide, Inc.	3,043,119
			19,463,373
		Auto Manufacturers: 0.1%
10,900	@,L	ASV, Inc.	251,136
47,400		Wabash National Corp.	728,064
			979,200
		Auto Parts & Equipment: 0.1%
26,150		Superior Industries International	478,284
			478,284
		Banks: 6.1%
54,100		Boston Private Financial Holdings, Inc.	1,509,390
44,221		Central Pacific Financial Corp.	1,711,353
66,388		Chittenden Corp.	1,716,130
55,510		Community Bank System, Inc.	1,119,637
92,268		East-West Bancorp., Inc.	3,497,880
166,223	@@,L	First Bancorp Puerto Rico	1,545,874
38,000		First Commonwealth Financial Corp.	482,600
10,235		First Indiana Corp.	266,417
75,787		First Midwest Bancorp., Inc.	2,810,182
36,478	L	First Republic Bank	1,670,692
182,710		Fremont General Corp.	3,391,098
48,430	L	Glacier Bancorp., Inc.	1,417,546
81,803		Hanmi Financial Corp.	1,590,250
26,200		Independent Bank Corp.	689,060
36,964	L	Irwin Financial Corp.	716,732
22,671		Nara Bancorp., Inc.	425,081
23,600	L	PrivateBancorp., Inc.	977,276
38,578		Prosperity Bancshares, Inc.	1,268,830
50,483		Provident Bankshares Corp.	1,837,076
114,382	L	Republic Bancorp., Inc.	1,417,193
115,011		South Financial Group, Inc.	3,037,441
25,300		Sterling Bancorp.	493,350
61,528		Sterling Bancshares, Inc.	1,153,650
96,323		Susquehanna Bancshares, Inc.	2,302,120
101,233	L	Trustco Bank Corp.	1,115,588
68,039		UCBH Holdings, Inc.	1,125,365
87,095		Umpqua Holdings Corp.	2,233,987
56,301	L	United Bankshares, Inc.	2,062,306
170,990		Whitney Holding Corp.	6,047,916
20,500		Wilshire Bancorp., Inc.	369,410
37,240	L	Wintrust Financial Corp.	1,893,654
			51,895,084

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Beverages: 0.5%
19,684	@,L	Hansen Natural Corp.	$3,747,243
19,000	@,L	Peet’s Coffee & Tea, Inc.	573,610
			4,320,853
		Biotechnology: 0.5%
63,825	@	Arqule, Inc.	359,973
7,874		Cambrex Corp.	164,015
31,600	@,L	Enzo Biochem, Inc.	476,528
26,561	@,L	Integra LifeSciences Holdings Corp.	1,030,832
102,750	@	Regeneron Pharmaceuticals, Inc.	1,317,255
111,886	@,L	Savient Pharmaceuticals, Inc.	587,402
			3,936,005
		Building Materials: 1.6%
34,930		Apogee Enterprises, Inc.	513,471
20,475	@,L	Drew Industries, Inc.	663,390
23,450		ElkCorp	651,207
87,392		Lennox International, Inc.	2,314,140
53,234	@,L	NCI Building Systems, Inc.	2,830,452
85,200		Simpson Manufacturing Co., Inc.	3,071,460
36,400	L	Texas Industries, Inc.	1,932,840
24,892	L	Universal Forest Products, Inc.	1,561,475
			13,538,435
		Chemicals: 1.4%
32,680	L	Arch Chemicals, Inc.	1,178,114
52,000	L	Georgia Gulf Corp.	1,301,040
67,898		HB Fuller Co.	2,958,316
34,980	L	MacDermid, Inc.	1,007,424
39,600	@	OM Group, Inc.	1,221,660
34,420	@	Omnova Solutions, Inc.	195,506
23,048		Penford Corp.	389,511
238,913	@,L	PolyOne Corp.	2,097,656
6,400		Quaker Chemical Corp.	119,680
37,486		Schulman A, Inc.	858,055
54,600		Tronox, Inc.	719,082
			12,046,044
		Coal: 0.2%
49,850		Massey Energy Co.	1,794,600
			1,794,600
		Commercial Services: 3.8%
73,870	L	Aaron Rents, Inc.	1,985,626
58,575		ABM Industries, Inc.	1,001,633
61,220		Administaff, Inc.	2,192,288
16,950	L	Arbitron, Inc.	649,694
16,900	@,L	Bankrate, Inc.	638,144
42,800	L	Bowne & Co., Inc.	612,040
24,275		Central Parking Corp.	388,400
39,794	L	Chemed Corp.	2,169,967
36,274	@,L	Coinstar, Inc.	868,400
17,916	@,L	Consolidated Graphics, Inc.	932,707
15,170		CPI Corp.	465,719
12,700	@	Cross Country Healthcare, Inc.	231,013
40,300		Gevity HR, Inc.	1,069,965
36,411	L	Healthcare Services Group	762,810
43,022	@,L	Heidrick & Struggles International, Inc.	$1,455,864
28,921	@	Kendle International, Inc.	1,062,268
82,870	@,L	Labor Ready, Inc.	1,877,006
90,152	@,L	Live Nation, Inc.	1,835,495
25,700		MAXIMUS, Inc.	594,955
17,000	@,L	Midas, Inc.	312,800
43,598	@,L	NCO Group, Inc.	1,152,731
23,795	@	On Assignment, Inc.	218,676
70,125	@,L	Parexel International Corp.	2,023,106
13,696	L	Pre-Paid Legal Services, Inc.	472,512
32,050	@	Rewards Network, Inc.	261,849
16,711	@,L	SFBC International, Inc.	253,339
18,718	@,L	SourceCorp.	464,019
128,324	@	Spherion Corp.	1,170,315
12,750		Startek, Inc.	190,613
26,068	@,L	Universal Technical Institute, Inc.	574,017
22,448	@,L	Vertrue, Inc.	965,937
30,225		Viad Corp.	946,043
12,500	@,L	Volt Information Sciences, Inc.	582,500
64,276		Watson Wyatt & Co. Holdings	2,258,659
			32,641,110
		Computers: 2.6%
56,328	L	Agilysys, Inc.	1,013,904
46,824	@	CACI International, Inc.	2,731,244
33,246	@,L	Carreker Corp.	237,709
10,450	@,L	Catapult Communications Corp.	113,905
51,234	@	Ciber, Inc.	337,632
78,415		Factset Research Systems, Inc.	3,709,030
46,700	@,L	Komag, Inc.	2,156,606
44,487	@,L	Kronos, Inc.	1,610,874
37,351	@,L	Manhattan Associates, Inc.	757,852
100,294	@	Micros Systems, Inc.	4,380,842
47,154	L	MTS Systems Corp.	1,863,055
28,535	@,L	Radiant Systems, Inc.	301,615
43,310	@,L	Radisys Corp.	951,088
64,665	@,L	Synaptics, Inc.	1,383,831
43,737		Talx Corp.	956,528
			22,505,715
		Distribution/Wholesale: 2.0%
77,265	@	Brightpoint, Inc.	1,045,395
75,534	L	Building Materials Holding Corp.	2,105,133
70,558	@,L	LKQ Corp.	1,340,602
60,925	L	Owens & Minor, Inc.	1,742,455
81,135	L	Pool Corp.	3,539,920
33,464	@,L	Scansource, Inc.	981,164
81,515	@	United Stationers, Inc.	4,020,320
36,378		Watsco, Inc.	2,176,132
			16,951,121
		Diversified Financial Services: 1.5%
41,275		Financial Federal Corp.	1,147,858
88,821	@	Investment Technology Group, Inc.	4,517,436
82,085	@,L	LaBranche & Co., Inc.	994,049
47,439	@	Piper Jaffray Cos.	2,903,741

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified Financial Services (continued)
24,210	@,L	Portfolio Recovery Associates, Inc.	$1,106,397
26,897		SWS Group, Inc.	648,756
31,000	@,L	TradeStation Group, Inc.	392,770
39,403	@,L	World Acceptance Corp.	1,399,595
			13,110,602
		Electric: 1.0%
18,139	L	Allete, Inc.	858,882
76,950		Avista Corp.	1,756,769
3,610		Central Vermont Public Service Corp.	66,713
16,028		CH Energy Group, Inc.	769,344
75,612		Cleco Corp.	1,757,979
70,432	@	El Paso Electric Co.	1,419,909
4,900		Green Mountain Power Corp.	166,551
54,961		Unisource Energy Corp.	1,712,035
			8,508,182
		Electrical Components & Equipment: 0.6%
37,600	@,L	Advanced Energy Industries, Inc.	497,824
64,657	L	Belden Cdt, Inc.	2,136,914
29,378	@,L	Greatbatch, Inc.	693,321
30,306	@,L	Littelfuse, Inc.	1,041,920
24,684	L	Vicor Corp.	409,014
			4,778,993
		Electronics: 4.2%
18,751	L	Analogic Corp.	873,984
23,516		Bel Fuse, Inc.	771,560
75,306		Brady Corp.	2,774,273
58,440	@	Checkpoint Systems, Inc.	1,297,952
92,695	@,L	Coherent, Inc.	3,126,602
46,975		CTS Corp.	699,458
14,173		Cubic Corp.	277,933
78,514	@,L	Cymer, Inc.	3,647,760
16,926	L	Daktronics, Inc.	488,654
30,411	@,L	Dionex Corp.	1,662,265
39,014	@	Electro Scientific Industries, Inc.	701,862
38,159	@,L	FEI Co.	865,446
105,099	@,L	Flir Systems, Inc.	2,318,484
38,508	@,L	Itron, Inc.	2,281,984
22,050		Keithley Instruments, Inc.	280,697
26,100	@,L	LoJack Corp.	492,246
37,643		Methode Electronics, Inc.	395,628
41,722		Park Electrochemical Corp.	1,074,342
53,075	@,L	Paxar Corp.	1,091,753
21,379	@,L	Photon Dynamics, Inc.	267,665
51,595	@,L	Planar Systems, Inc.	621,204
26,450	@,L	Rogers Corp.	1,490,193
27,275	@,L	Sonic Solutions, Inc.	450,038
53,805		Technitrol, Inc.	1,245,586
83,008	@	Trimble Navigation Ltd.	3,705,477
34,250	L	Watts Water Technologies, Inc.	1,149,088
46,331	L	Woodward Governor Co.	1,413,559
			35,465,693
		Energy-Alternate Sources: 0.2%
64,513	@,L	Headwaters, Inc.	$1,648,952
			1,648,952
		Engineering & Construction: 1.0%
84,221	@	EMCOR Group, Inc.	4,099,036
34,280	@,L	Insituform Technologies, Inc.	784,669
43,039	@,L	Shaw Group, Inc.	1,196,484
68,258	@	URS Corp.	2,866,836
			8,947,025
		Entertainment: 0.5%
73,449	@	Pinnacle Entertainment, Inc.	2,251,212
53,375	@,L	Shuffle Master, Inc.	1,749,633
			4,000,845
		Environmental Control: 0.7%
47,694	@,L	Aleris International, Inc.	2,186,770
87,276	@	Tetra Tech, Inc.	1,548,276
68,250	@,L	Waste Connections, Inc.	2,484,300
			6,219,346
		Food: 2.1%
14,711	L	American Italian Pasta Co.	125,926
113,717		Corn Products International, Inc.	3,479,740
81,006		Flowers Foods, Inc.	2,320,012
23,000	L	Great Atlantic & Pacific Tea Co.	522,560
58,588	@,L	Hain Celestial Group, Inc.	1,509,227
39,702		J&J Snack Foods Corp.	1,312,945
42,555	L	Lance, Inc.	979,616
17,205	L	Nash Finch Co.	366,294
90,131	@	Performance Food Group Co.	2,738,180
39,189	@	Ralcorp Holdings, Inc.	1,666,708
47,224	@,L	TreeHouse Foods, Inc.	1,128,181
64,700	@,L	United Natural Foods, Inc.	2,136,394
			18,285,783
		Forest Products & Paper: 0.5%
28,988	@,L	Caraustar Industries, Inc.	260,892
16,071		Deltic Timber Corp.	905,922
16,150	L	Neenah Paper, Inc.	491,768
69,075		Rock-Tenn Co.	1,101,746
20,723		Schweitzer-Mauduit International, Inc.	448,653
67,473		Wausau-Mosinee Paper Corp.	840,039
			4,049,020
		Gas: 3.0%
127,591	L	Atmos Energy Corp.	3,561,065
9,784	L	Cascade Natural Gas Corp.	206,345
115,483		Energen Corp.	4,435,702
39,151		Laclede Group, Inc.	1,345,228
41,576	L	New Jersey Resources Corp.	1,944,925
42,741		Northwest Natural Gas Co.	1,582,699
54,831	L	Piedmont Natural Gas Co.	1,332,393
44,033		South Jersey Industries, Inc.	1,206,064
154,889		Southern Union Co.	4,191,296
61,560		Southwest Gas Corp.	1,929,290
165,579	L	UGI Corp.	4,076,555
			25,811,562

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Hand/Machine Tools: 0.4%
37,142		Baldor Electric Co.	$1,162,173
46,753		Regal-Beloit Corp.	2,064,145
			3,226,318
		Healthcare-Products: 4.4%
106,143	@,L	American Medical Systems Holdings, Inc.	1,767,281
39,700	@,L	Arthrocare Corp.	1,667,797
23,550	@,L	Biosite, Inc.	1,075,293
14,226	L	Datascope Corp.	438,730
36,254	L	Diagnostic Products Corp.	2,108,895
15,945	@,L	DJ Orthopedics, Inc.	587,254
41,250	@	Haemonetics Corp.	1,918,538
94,382	@,L	Hologic, Inc.	4,658,696
18,025	@,L	ICU Medical, Inc.	761,376
48,334	@,L	Idexx Laboratories, Inc.	3,631,333
103,035	@	Immucor, Inc.	1,981,363
13,364		Invacare Corp.	332,496
31,515	L	LCA-Vision, Inc.	1,667,459
58,100	L	Mentor Corp.	2,527,350
56,432	@	Osteotech, Inc.	227,985
12,500	L	PolyMedica Corp.	449,500
24,650	@,L	Possis Medical, Inc.	217,167
114,625	@	Resmed, Inc.	5,381,644
111,311	@	Respironics, Inc.	3,809,062
23,850	@,L	SurModics, Inc.	861,224
49,200	@	Viasys Healthcare, Inc.	1,259,520
11,403		Vital Signs, Inc.	564,791
			37,894,754
		Healthcare-Services: 3.3%
105,925	@,L	Ameri Group Corp.	3,287,912
38,775	@,L	Amsurg Corp.	882,131
66,106	@,L	Centene Corp.	1,555,474
25,900	@	Genesis HealthCare Corp.	1,226,883
39,344	@,L	Gentiva Health Services, Inc.	630,684
79,200	@,L	Healthways, Inc.	4,169,088
30,000	@,L	Matria Healthcare, Inc.	642,600
99,603	@,L	Odyssey HealthCare, Inc.	1,750,025
100,400	@	Pediatrix Medical Group, Inc.	4,548,120
129,893	@,L	Sierra Health Services	5,849,082
64,979	@,L	Sunrise Senior Living, Inc.	1,796,669
68,127	@,L	United Surgical Partners International, Inc.	2,048,579
			28,387,247
		Home Builders: 1.1%
101,860	@,L	Champion Enterprises, Inc.	1,124,534
11,250	L	Coachmen Industries, Inc.	134,325
12,400	@,L	Meritage Homes Corp.	585,900
28,262	L	Monaco Coach Corp.	358,927
10,225	@,L	NVR, Inc.	5,023,031
9,625		Skyline Corp.	411,758
49,450	L	Winnebago Industries	1,534,928
			9,173,403
		Home Furnishings: 0.4%
17,404	@	Audiovox Corp.	237,739
15,688	L	Bassett Furniture Industries, Inc.	290,385
52,619		Ethan Allen Interiors, Inc.	1,923,224
69,930	L	La-Z-Boy, Inc.	979,020
			3,430,368
		Household Products/Wares: 0.7%
22,763		CNS, Inc.	$557,694
25,200	@,L	Fossil, Inc.	453,852
55,611		Harland John H. Co.	2,419,079
86,128	@,L	Playtex Products, Inc.	898,315
7,546		Russ Berrie & Co., Inc.	92,514
57,525	@,L	Spectrum Brands, Inc.	743,223
21,925		WD-40 Co.	736,022
			5,900,699
		Housewares: 0.6%
5,919	L	National Presto Industries, Inc.	309,445
111,185		Toro Co.	5,192,340
			5,501,785
		Insurance: 3.5%
64,935		Delphi Financial Group	2,361,037
50,825		Hilb Rogal & Hamilton Co.	1,894,248
47,890	L	Infinity Property & Casualty Corp.	1,963,490
44,825	L	Landamerica Financial Group, Inc.	2,895,695
154,485	@	Philadelphia Consolidated Holding Co.	4,690,165
38,130	L	Presidential Life Corp.	937,235
47,802	@,L	ProAssurance Corp.	2,303,100
29,551		RLI Corp.	1,423,767
38,570	L	Safety Insurance Group, Inc.	1,834,004
7,568	@	SCPIE Holdings, Inc.	175,956
84,447	L	Selective Insurance Group	4,718,054
24,588	L	Stewart Information Services Corp.	892,790
105,474		Zenith National Insurance Corp.	4,184,154
			30,273,695
		Internet: 1.6%
16,450	@,L	Blue Coat Systems, Inc.	277,347
53,000	@	Digital Insight Corp.	1,817,370
74,499	@,L	Infospace, Inc.	1,688,892
51,931	@,L	Internet Security Systems	978,899
75,550	@,L	j2 Global Communications, Inc.	2,358,671
20,465	@	PC-Tel, Inc.	174,771
67,721	@,L	Secure Computing Corp.	582,401
29,805	@	Stamps.com, Inc.	829,175
166,020	L	United Online, Inc.	1,992,240
17,325	@,L	WebEx Communications, Inc.	615,731
124,020	@,L	Websense, Inc.	2,547,371
			13,862,868
		Iron/Steel: 1.6%
33,915	L	Carpenter Technology	3,917,183
47,600	@,L	Chaparral Steel Co.	3,428,152
57,110	L	Cleveland-Cliffs, Inc.	4,528,252
7,850	@	Material Sciences Corp.	70,886
54,518	L	Ryerson Tull, Inc.	1,471,986
24,786		Steel Technologies, Inc.	481,840
			13,898,299

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 0.6%
26,385		Arctic Cat, Inc.	$514,771
51,300	@,L	Bally Total Fitness Holding Corp.	347,814
93,946	@,L	Multimedia Games, Inc.	951,673
63,210	L	Polaris Industries, Inc.	2,736,993
30,800	@,L	WMS Industries, Inc.	843,612
			5,394,863
		Lodging: 0.3%
55,300	@,L	Aztar Corp.	2,873,388
4,031		Marcus Corp.	84,167
			2,957,555
		Machinery-Construction & Mining: 0.7%
23,549	@	Astec Industries, Inc.	803,492
217,896		JLG Industries, Inc.	4,902,660
			5,706,152
		Machinery-Diversified: 2.7%
46,929		Albany International Corp.	1,989,320
56,422	L	Applied Industrial Technologies, Inc.	1,371,619
77,711	L	Briggs & Stratton Corp.	2,417,589
65,087		Cognex Corp.	1,694,215
79,600	@	Gardner Denver, Inc.	3,064,600
44,102	@	Gerber Scientific, Inc.	573,767
81,127		IDEX Corp.	3,829,194
25,432	L	Lindsay Manufacturing Co.	689,716
158,216	L	Manitowoc Co.	7,040,612
10,911		Robbins & Myers, Inc.	285,214
			22,955,846
		Media: 0.1%
106,600	@,L	Radio One, Inc.	788,840
			788,840
		Metal Fabricate/Hardware: 1.2%
21,075		AM Castle & Co.	679,669
38,510	L	Kaydon Corp.	1,436,808
10,142		Lawson Products	399,798
56,973		Mueller Industries, Inc.	1,881,818
34,108	@	NS Group, Inc.	1,878,669
58,181		Quanex Corp.	2,505,856
37,675		Valmont Industries, Inc.	1,751,511
			10,534,129
		Mining: 0.4%
28,600		Amcol International Corp.	753,610
24,896	@	Brush Engineered Materials, Inc.	519,082
34,925	@	Century Aluminum Co.	1,246,473
13,800	@,L	RTI International Metals, Inc.	770,592
			3,289,757
		Miscellaneous Manufacturing: 2.5%
116,005		Acuity Brands, Inc.	4,513,755
43,059	L	AO Smith Corp.	1,996,215
56,501		Aptargroup, Inc.	2,803,015
54,750		Barnes Group, Inc.	1,092,263
69,325	@,L	Ceradyne, Inc.	3,430,894
74,044		Clarcor, Inc.	2,205,771
55,044	@,L	EnPro Industries, Inc.	$1,849,478
38,473	@,L	Griffon Corp.	1,004,145
6,300	@	Lydall, Inc.	58,086
2,000	@, I, L	Mascotech, Inc.	—
53,791		Myers Industries, Inc.	924,667
11,165	L	Standex International Corp.	338,858
24,800	L	Sturm Ruger & Co., Inc.	155,000
35,820		Tredegar Corp.	566,672
			20,938,819
		Office Furnishings: 0.1%
70,544	@	Interface, Inc.	807,729
			807,729
		Office/Business Equipment: 0.2%
36,664	@,L	Global Imaging Systems, Inc.	1,513,490
			1,513,490
		Oil & Gas: 4.5%
16,400	@,L	Atwood Oceanics, Inc.	813,440
74,349	L	Cabot Oil & Gas Corp.	3,643,101
215,346	L	Cimarex Energy Co.	9,259,878
231,082		Frontier Oil Corp.	7,487,057
28,683		Penn Virginia Corp.	2,004,368
33,438	@	Petroleum Development Corp.	1,260,613
12,672	@,L	Remington Oil & Gas Corp.	557,188
87,262	L	St. Mary Land & Exploration Co.	3,512,296
56,443	@	Stone Energy Corp.	2,627,422
75,273	@,L	Swift Energy Co.	3,231,470
70,505	@	Unit Corp.	4,011,029
			38,407,862
		Oil & Gas Services: 3.8%
7,922	@,L	Dril-Quip, Inc.	653,090
119,389	@	Helix Energy Solutions	4,818,540
29,950	@	Hydril	2,351,674
33,690	@,L	Input/Output, Inc.	318,371
46,754	@	Lone Star Technologies	2,525,651
22,533		Lufkin Industries, Inc.	1,339,136
56,605	@,L	Maverick Tube Corp.	3,576,870
81,700	@	Oceaneering International, Inc.	3,745,945
56,614	@,L	Seacor Smit, Inc.	4,648,009
109,598	@,L	Tetra Technologies, Inc.	3,319,723
54,978	@,L	Veritas DGC, Inc.	2,835,765
44,775	@	W-H Energy Services, Inc.	2,275,913
			32,408,687
		Packaging & Containers: 0.1%
34,250		Chesapeake Corp.	562,043
			562,043
		Pharmaceuticals: 1.2%
113,588		Alpharma, Inc.	2,730,656
10,675	@,L	Bradley Pharmaceuticals, Inc.	108,885
53,724	@,L	Connetics Corp.	631,794
119,667	@,L	MGI Pharma, Inc.	2,572,841
84,777	@	NBTY, Inc.	2,027,018
4,957	@,L	Noven Pharmaceuticals, Inc.	88,730
36,600	@	PetMed Express, Inc.	401,502

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Pharmaceuticals (continued)
38,160	@,L	Sciele Pharma, Inc.	$884,930
50,400	@	Theragenics Corp.	171,864
20,350	@,L	USANA Health Sciences, Inc.	771,265
			10,389,485
		Real Estate Investment Trusts: 2.5%
41,456		Acadia Realty Trust	980,434
24,444	L	Colonial Properties Trust	1,207,534
11,900	L	EastGroup Properties, Inc.	555,492
38,364		Entertainment Properties Trust	1,651,570
33,985		Essex Property Trust, Inc.	3,794,765
41,511		Glenborough Realty Trust, Inc.	894,147
48,735		Kilroy Realty Corp.	3,521,104
26,400		LTC Properties, Inc.	590,040
88,850		National Retail Properties, Inc.	1,772,558
116,700		New Century Financial Corp.	5,339,025
24,546		Sovran Self Storage, Inc.	1,246,691
			21,553,360
		Retail: 8.1%
74,534		Brown Shoe Co., Inc.	2,540,119
77,238		Casey’s General Stores, Inc.	1,931,722
45,450	L	Cash America International, Inc.	1,454,400
64,716	L	Cato Corp.	1,672,909
47,710	@	CEC Entertainment, Inc.	1,532,445
34,012	@	Childrens Place	2,042,421
93,610		Christopher & Banks Corp.	2,714,690
12,465	@,L	Cost Plus, Inc.	182,737
118,690	@,L	Dress Barn, Inc.	3,008,792
52,400	L	Finish Line	619,892
51,949		Fred’s, Inc.	693,519
47,739	@,L	Genesco, Inc.	1,616,920
56,925	L	Group 1 Automotive, Inc.	3,207,155
14,150	@,L	Guitar Center, Inc.	629,251
28,825	L	Haverty Furniture Cos., Inc.	452,264
48,525	@,L	Hibbett Sporting Goods, Inc.	1,159,748
67,193	@,L	HOT Topic, Inc.	773,391
34,160	L	IHOP Corp.	1,642,413
40,464	@	Insight Enterprises, Inc.	770,839
91,932	@	Jack in the Box, Inc.	3,603,734
16,925	@,L	JOS A Bank Clothiers, Inc.	405,523
56,550	L	Landry’s Restaurants, Inc.	1,835,048
24,434	L	Lone Star Steakhouse & Saloon	640,904
37,014	L	Longs Drug Stores Corp.	1,688,579
81,902	L	Men’s Wearhouse, Inc.	2,481,631
29,500	@,L	O’Charleys, Inc.	501,500
47,883	@,L	Panera Bread Co.	3,219,653
54,090	@,L	Papa John’s International, Inc.	1,795,788
40,710	@,L	PF Chang’s China Bistro, Inc.	1,547,794
51,887	@,L	Rare Hospitality International, Inc.	1,492,270
19,600	@,L	Red Robin Gourmet Burgers, Inc.	834,176
55,195	@,L	Ryan’s Restaurant Group	657,372
35,200	@,L	School Specialty, Inc.	1,121,120
138,889	@,L	Select Comfort Corp.	3,190,280
40,128		Sonic Automotive, Inc.	890,039
130,474	@,L	Sonic Corp.	$2,712,554
40,070		Stage Stores, Inc.	1,322,310
36,950	@	Steak N Shake Co.	559,423
36,355		Stein Mart, Inc.	538,054
85,215	@	Too, Inc.	3,271,404
52,100	@,L	Tractor Supply Co.	2,879,567
42,250		World Fuel Services Corp.	1,930,403
73,925	@,L	Zale Corp.	1,780,853
			69,545,606
		Savings & Loans: 1.8%
23,482	L	Anchor Bancorp Wisconsin, Inc.	708,452
27,600		BankAtlantic Bancorp., Inc.	409,584
88,514		Bankunited Financial Corp.	2,701,447
37,129	L	Brookline Bancorp., Inc.	511,266
35,500	L	Dime Community Bancshares	481,735
32,532		Downey Financial Corp.	2,207,296
13,636		Fidelity Bankshares, Inc.	433,898
43,292	@,L	FirstFed Financial Corp.	2,496,650
45,602	L	Flagstar Bancorp., Inc.	727,808
30,247	@,L	Franklin Bank Corp.	610,687
26,070	L	Harbor Florida Bancshares, Inc.	968,240
44,281	L	MAF Bancorp., Inc.	1,896,998
52,361		Sterling Financial Corp.	1,597,534
			15,751,595
		Semiconductors: 2.1%
33,017	@,L	Actel Corp.	473,794
132,824	@,L	Axcelis Technologies, Inc.	783,662
45,271	@	Brooks Automation, Inc.	534,198
28,950		Cohu, Inc.	508,073
29,400	@,L	Diodes, Inc.	1,218,336
43,002	@	DSP Group, Inc.	1,068,600
87,634	@	Exar Corp.	1,162,903
122,737	@,L	Kopin Corp.	443,081
30,500	@	Kulicke & Soffa Industries, Inc.	226,005
108,368	L	Microsemi Corp.	2,642,012
84,451	@	Pericom Semiconductor Corp.	700,943
39,962	@,L	Power Integrations, Inc.	698,536
30,700	@	Rudolph Technologies, Inc.	445,150
246,170	@,L	Skyworks Solutions, Inc.	1,356,397
27,050	@	Standard Microsystems Corp.	590,502
14,975	@,L	Supertex, Inc.	598,102
32,200	@,L	Ultratech, Inc.	506,828
87,082	@	Varian Semiconductor Equipment Associates, Inc.	2,839,744
35,600	@,L	Veeco Instruments, Inc.	848,704
			17,645,570
		Software: 4.4%
30,225	@,L	Altiris, Inc.	545,259
102,019	@	Ansys, Inc.	4,878,549
43,457	@	Captaris, Inc.	202,075
92,337	@,L	Cerner Corp.	3,426,626
66,297	@,L	Dendrite International, Inc.	612,584
34,600	@	Digi International, Inc.	433,538
63,399	@	eFunds Corp.	1,397,948
78,310	@,L	Epicor Software Corp.	824,604
21,105	@,L	EPIQ Systems, Inc.	351,187

See Accompanying Notes to Financial Statements

ING VP INDEX PLUS	PORTFOLIO OF INVESTMENTS
SMALLCAP PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Software (continued)
64,617	@,L	Filenet Corp.	$1,740,136
173,991	L	Global Payments, Inc.	8,447,244
154,627	@	Hyperion Solutions Corp.	4,267,705
28,349		Inter-Tel, Inc.	597,030
49,118	@	JDA Software Group, Inc.	689,126
68,233	@,L	Keane, Inc.	852,913
25,778	@	Mantech International Corp.	795,509
22,417	@	Mapinfo Corp.	292,542
42,944	@	MRO Software, Inc.	861,886
30,100	@,L	Neoware, Inc.	369,929
30,871	@,L	Open Solutions, Inc.	821,477
46,067	@,L	Per-Se Technologies, Inc.	1,159,967
33,567	@,L	Phoenix Technologies Ltd.	161,457
63,069	@	Progress Software Corp.	1,476,445
25,200	L	Quality Systems, Inc.	927,864
44,971	@,L	SPSS, Inc.	1,445,368
			37,578,968
		Storage/Warehousing: 0.2%
53,596	@,L	Mobile Mini, Inc.	1,568,219
			1,568,219
		Telecommunications: 1.1%
226,811	@	Adaptec, Inc.	984,360
99,566	@,L	Aeroflex, Inc.	1,161,935
17,748	L	Anixter International, Inc.	842,320
24,091		Black Box Corp.	923,408
7,325	@	C-COR.net Corp.	56,549
27,925		Commonwealth Telephone Enterprises, Inc.	925,993
48,455	@,L	Ditech Communications Corp.	422,528
70,692	@	General Communication	870,925
80,419	@,L	Harmonic, Inc.	360,277
50,400	@,L	Netgear, Inc.	1,091,160
17,375	@	Network Equipment Technologies, Inc.	54,558
46,961	@,L	Symmetricom, Inc.	332,014
39,343	@	Tollgrade Communications, Inc.	381,627
34,962	@	Viasat, Inc.	897,824
			9,305,478
		Textiles: 0.0%
11,426		G&K Services, Inc.	391,912
			391,912
		Toys/Games/Hobbies: 0.2%
62,142	@,L	Jakks Pacific, Inc.	1,248,433
31,025	@	Lenox Group, Inc.	219,967
			1,468,400
		Transportation: 3.1%
58,287		Arkansas Best Corp.	2,926,590
35,592	@,L	Bristow Group, Inc.	1,281,312
86,883	@	EGL, Inc.	4,361,527
48,262	L	Forward Air Corp.	1,965,711
136,146		Heartland Express, Inc.	2,435,652
62,822	@	HUB Group, Inc.	1,541,024
46,100	@,L	Kansas City Southern Industries	1,276,970
80,800	@	Kirby Corp.	3,191,600
88,220		Knight Transportation, Inc.	$1,782,044
89,655		Landstar System, Inc.	4,234,406
38,370	@	Old Dominion Freight Line	1,442,328
			26,439,164
		Water: 0.1%
26,200	L	American States Water Co.	934,030
			934,030
		Total Common Stock (Cost $808,826,206)	845,520,579

WARRANTS: 0.0%
		Aerospace/Defense: 0.0%
116		Timco Aviation Services	—
		Total Warrants (Cost $0)	—
		Total Long-Term Investments (Cost $808,826,206)	845,520,579

Principal Amount			Value
SHORT-TERM INVESTMENTS: 26.4%
	Repurchase Agreement: 1.1%
$9,701,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $9,705,228 to be received upon repurchase (Collaterallized by $10,019,000 Federal Home Loan Bank Discount Note, Market Value $9,895,766, due 09/22/06		9,701,000
	Total Repurchase Agreement (Cost $9,701,000)		9,701,000

	Securities Lending CollateralCC: 25.3%
215,984,727	The Bank of New York Institutional Cash Reserves Fund		215,984,727
	Total Securities Lending Collateral (Cost $215,984,727)		215,984,727
	Total Short-Term Investments (Cost $225,685,727)		225,685,727

	Total Investments In Securities (Cost $1,034,511,933)*	125.3%	$1,071,206,306
	Other Assets and Liabilities-Net	(25.3)	(216,527,957)
	Net Assets	100.0%	$854,678,349

@                                    Non-income producing security

@@                        Foreign Issuer

cc                                  Securities purchased with cash collateral for securities loaned.

I                                        Illiquid security

L                                     Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                                     Cost for federal income tax purposes is $1,041,834,214.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$66,748,768
Gross Unrealized Depreciation	(37,376,676)
Net Unrealized Appreciation	$29,372,092

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	40.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	13.2%
Corporate Bonds/Notes	10.4%
Repurchase Agreement	9.8%
U.S. Treasury Obligations	9.2%
Commercial Paper	6.1%
Asset-Backed Securities	1.3%
Preferred Stock	0.9%
Municipal Bonds	0.4%
Other Assets and Liabilities, Net*	-8.0%

*Includes securities lending collateral.

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 40.7%
		Advertising: 0.2%
2,500		Omnicom Group	$222,725
			222,725
		Aerospace/Defense: 0.8%
450	@,L	Armor Holdings, Inc.	24,674
6,700		Boeing Co.	548,797
1,821	@@	European Aeronautic Defense and Space Co.	52,238
6,445		Raytheon Co.	287,254
600	@	Teledyne Technologies, Inc.	19,656
3,700		United Technologies Corp.	234,654
			1,167,273
		Agriculture: 0.7%
7,300		Altria Group, Inc.	536,039
7,950		Archer-Daniels-Midland Co.	328,176
3,578	@@	British American Tobacco PLC	90,084
26	@@	Japan Tobacco, Inc.	94,952
			1,049,251
		Airlines: 0.2%
10,782	@,@@	British Airways PLC	68,304
1,017	@,L	Mesa Air Group, Inc.	10,017
966		Skywest, Inc.	23,957
13,000		Southwest Airlines Co.	212,810
			315,088
		Apparel: 0.2%
6,300	@	Coach, Inc.	188,370
580	@	Gymboree Corp.	20,161
579		K-Swiss, Inc.	15,459
610	L	Kellwood Co.	17,855
260		Phillips-Van Heusen	9,922
760		Polo Ralph Lauren Corp.	41,724
640	@	Quiksilver, Inc.	7,795
690	@,L	Skechers USA, Inc.	16,636
1,020		Wolverine World Wide, Inc.	23,797
			341,719
		Auto Manufacturers: 0.1%
1,615	@@	DaimlerChrysler AG	$79,545
1,400	@@	Volvo AB	68,795
			148,340
		Auto Parts & Equipment: 0.1%
1,500		ArvinMeritor, Inc.	25,785
1,800	@@	NOK Corp.	52,267
4,506	@@	Sumitomo Rubber Industries, Inc.	49,627
			127,679
		Banks: 2.5%
15,038	@@	Banca Intesa S.p.A.	87,742
16,350		Bank of America Corp.	786,435
4,300	@@	Bank of Ireland	76,419
7,000		BB&T Corp.	291,130
1,300	@@	BNP Paribas	124,312
580		Central Pacific Financial Corp.	22,446
6,000	@@	DBS Group Holdings Ltd.	68,549
819	@@	Deutsche Bank AG	92,000
350		East-West Bancorp., Inc.	13,269
270		First Midwest Bancorp., Inc.	10,012
1,254		Fremont General Corp.	23,274
1,100		Greater Bay Bancorp.	31,625
7,428	@@	HBOS PLC	128,906
1,100	@@	KBC Bancassurance Holding	118,058
610		Mercantile Bankshares Corp.	21,759
8	@@	Mitsubishi Tokyo Financial Group, Inc.	112,144
15	@@	Mizuho Financial Group, Inc.	127,213
3,800	@@,L	National Australia Bank Ltd.	98,877
7,300	L	National City Corp.	264,187
4,400	@@	Royal Bank of Scotland Group PLC	144,431
390		South Financial Group, Inc.	10,300
6,000	@@	Sumitomo Trust & Banking Co., Ltd.	65,689
970	L	Susquehanna Bancshares, Inc.	23,183
1,390	@@	UBS AG	152,157
6,400		US Bancorp.	197,632
5,950		Wachovia Corp.	321,776
3,700		Wells Fargo & Co.	248,196
920		Whitney Holding Corp.	32,540
			3,694,261
		Beverages: 1.1%
15,250		Coca-Cola Co.	656,055
2,031	@@	Coca-Cola Hellenic Bottling Co.	60,476
100	@,L	Hansen Natural Corp.	19,037
2,400		Pepsi Bottling Group, Inc.	77,160
11,850		PepsiCo, Inc.	711,474
3,775	@@	SABMiller PLC	67,960
			1,592,162
		Biotechnology: 0.2%
4,200	@	Amgen, Inc.	273,966
800	@	Invitrogen Corp.	52,856
			326,822
		Building Materials: 0.2%
730		Florida Rock Industries, Inc.	36,259
2,782	@@	Italcementi S.p.A.	70,306

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Building Materials (continued)
200		Martin Marietta Materials, Inc.	$18,230
7,300		Masco Corp.	216,372
390	@,L	NCI Building Systems, Inc.	20,736
			361,903
		Chemicals: 0.7%
1,010		Airgas, Inc.	37,623
3,450		Dow Chemical Co.	134,654
3,400	L	EI DuPont de Nemours & Co.	141,440
510	L	HB Fuller Co.	22,221
961		Lyondell Chemical Co.	21,776
1,600		Olin Corp.	28,688
260		Penford Corp.	4,394
2,090	@,L	PolyOne Corp.	18,350
3,000		PPG Industries, Inc.	198,000
2,700		Rohm & Haas Co.	135,324
1,900		Sherwin-Williams Co.	90,212
10,000	@@	Sumitomo Chemical Co., Ltd.	83,442
600	@@	Umicore	80,106
1,460		Valspar Corp.	38,559
			1,034,789
		Coal: 0.1%
1,310		Peabody Energy Corp.	73,033
			73,033
		Commercial Services: 0.5%
510		Administaff, Inc.	18,263
1,300	@	Career Education Corp.	38,857
282	@,L	Consolidated Graphics, Inc.	14,681
1,800	@	Corinthian Colleges, Inc.	25,848
540		Corporate Executive Board Co.	54,108
150		CPI Corp.	4,605
2,550		Equifax, Inc.	87,567
430	@	Heidrick & Struggles International, Inc.	14,551
350	@	Kendle International, Inc.	12,856
1,050	@	Korn/Ferry International	20,570
930	@	Labor Ready, Inc.	21,065
340	@,L	Live Nation, Inc.	6,922
1,000		Manpower, Inc.	64,600
4,800		McKesson Corp.	226,944
3,000	L	Robert Half International, Inc.	126,000
1,430	@	Spherion Corp.	13,042
1,290	@	United Rentals, Inc.	41,254
270	@,L	Vertrue, Inc.	11,618
			803,351
		Computers: 1.6%
3,100	@	Apple Computer, Inc.	177,072
1,092	@,@@,#	Atos Origin	71,386
147	@,L	CACI International, Inc.	8,575
1,282	@	Cadence Design Systems, Inc.	21,986
2,110	@	Ceridian Corp.	51,568
697	@	Cognizant Technology Solutions Corp.	46,957
8,700	@	Dell, Inc.	212,367
570		Factset Research Systems, Inc.	26,961
20,450		Hewlett-Packard Co.	647,856
10,450		International Business Machines Corp.	802,769
550	@,L	Komag, Inc.	25,399
1,900	@	Lexmark International, Inc.	106,077
645	@	Micros Systems, Inc.	28,174
467		MTS Systems Corp.	$18,451
1,850	@	Palm, Inc.	29,785
580	@	Radisys Corp.	12,737
1,100		Reynolds & Reynolds Co.	33,737
670	@,L	Synaptics, Inc.	14,338
1,091	@,L	Western Digital Corp.	21,613
			2,357,808
		Cosmetics/Personal Care: 0.7%
19,450		Procter & Gamble Co.	1,081,420
			1,081,420
		Distribution/Wholesale: 0.1%
620	L	Building Materials Holding Corp.	17,279
302		Pool Corp.	13,176
7,000	@@	Sumitomo Corp.	92,542
480		United Stationers, Inc.	23,674
			146,671
		Diversified Financial Services: 3.3%
4,400		American Express Co.	234,168
1,790	@,L	AmeriCredit Corp.	49,977
3,700	L	Capital One Financial Corp.	316,165
15,600		Charles Schwab Corp.	249,288
17,700		Citigroup, Inc.	853,848
7,400	@	E*Trade Financial Corp.	168,868
3,400		Fannie Mae	163,540
3,600		Goldman Sachs Group, Inc.	541,548
6,000	@@,L	Hong Kong Exchanges and Clearing Ltd.	38,633
650	@	Investment Technology Group, Inc.	33,059
12,300		JPMorgan Chase & Co.	516,600
11	@@	Kenedix, Inc.	47,907
5,700		Lehman Brothers Holdings, Inc.	371,355
3,450		Merrill Lynch & Co., Inc.	239,982
9,000		Morgan Stanley	568,890
8,000	@@	Nippon Shinpan Co., Ltd.	64,786
1,430		Raymond James Financial, Inc.	43,286
280	@@	SFCG Co,. Ltd.	63,774
1,800		The Bear Stearns Cos., Inc.	252,144
1,700		Waddell & Reed Financial, Inc.	34,952
470	@,L	World Acceptance, Corp.	16,694
			4,869,464
		Electric: 1.0%
6,000		Duke Energy Corp.	176,220
3,000	@@	Fortum OYJ	76,644
18,128	@@	International Power PLC	95,211
2,100		OGE Energy Corp.	73,563
1,470		Pepco Holdings, Inc.	34,663
10,200		PPL Corp.	329,460
1,000	@@	RWE AG	83,053
898		SCANA Corp.	34,645
9,100		TXU Corp.	544,089
910	L	Wisconsin Energy Corp.	36,673
			1,484,221
		Electrical Components & Equipment: 0.3%
4,400		Emerson Electric Co.	368,764
260	@,L	Energizer Holdings, Inc.	15,228
4,000	@@	Sumitomo Electric Industries Ltd.	58,590
			442,582

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Electronics: 0.5%
6,800	@	Agilent Technologies, Inc.	$214,608
440		Amphenol Corp.	24,622
3,300		Applera Corp.-Applied Biosystems Group	106,755
606		Arrow Electronics, Inc.	19,513
260		Brady Corp.	9,578
660	@	Coherent, Inc.	22,262
610	@,L	Cymer, Inc.	28,341
356	@,L	Flir Systems, Inc.	7,853
1,800	@@	Hoya Corp.	64,080
140	@	Itron, Inc.	8,296
500		Park Electrochemical Corp.	12,875
400	@,L	Planar Systems, Inc.	4,816
980	@,L	Plexus Corp.	33,526
15,900	@,L	Solectron Corp.	54,378
880	@	Thomas & Betts Corp.	45,144
300	@,L	Trimble Navigation Ltd.	13,392
1,900	@	Waters Corp.	84,360
			754,399
		Engineering & Construction: 0.2%
1,200	@@	Bouygues	61,619
490	@	EMCOR Group, Inc.	23,848
730		Granite Construction, Inc.	33,047
300	@	Jacobs Engineering Group, Inc.	23,892
400	@	Shaw Group, Inc.	11,120
13,000	@@	Taisei Corp.	47,495
220	@	URS Corp.	9,240
900	@@	Vinci SA	92,551
			302,812
		Entertainment: 0.1%
1,400		GTECH Holdings Corp.	48,692
1,901	@@	OPAP SA	69,086
260	@	Pinnacle Entertainment, Inc.	7,969
			125,747
		Environmental Control: 0.0%
597		Republic Services, Inc.	24,083
220	@	Waste Connections, Inc.	8,008
			32,091
		Food: 0.4%
730	L	American Italian Pasta Co.	6,249
3,300		Campbell Soup Co.	122,463
564		Corn Products International, Inc.	17,258
355		Flowers Foods, Inc.	10,167
4,926		General Mills, Inc.	254,477
1,002		Hormel Foods Corp.	37,214
915	@	Performance Food Group Co.	27,798
540		Tootsie Roll Industries, Inc.	15,730
5,030	@@	Unilever PLC	112,938
			604,294
		Forest Products & Paper: 0.1%
2,200	L	Louisiana-Pacific Corp.	48,180
870		Rock-Tenn Co.	13,877
1,900	L	Temple-Inland, Inc.	81,453
			143,510
		Gas: 0.2%
15,200	@@	Centrica PLC	$80,040
1,057		Energen Corp.	40,599
1,407		Southern Union Co.	38,073
13,000	@@	Tokyo Gas Co., Ltd.	61,266
1,509		UGI Corp.	37,152
			257,130
		Healthcare-Products: 0.7%
960		Beckman Coulter, Inc.	53,328
1,900	@,L	Cytyc Corp.	48,184
384		Dentsply International, Inc.	23,270
692	@,L	Hologic, Inc.	34,157
157	@,L	Idexx Laboratories, Inc.	11,795
1,320	@	Immucor, Inc.	25,384
10,500		Johnson & Johnson	629,160
500	@	Osteotech, Inc.	2,020
450	@	Resmed, Inc.	21,128
420	@	Respironics, Inc.	14,372
1,510		Steris Corp.	34,519
780	@	Techne Corp.	39,718
660	@	Varian Medical Systems, Inc.	31,251
			968,286
		Healthcare-Services: 1.3%
7,200		Aetna, Inc.	287,496
5,200	@,@@	Capio AB	93,299
2,950	@	Coventry Health Care, Inc.	162,073
800	@@	Fresenius Medical Care AG	91,506
1,460	@	Health Net, Inc.	65,948
600	@,L	Healthways, Inc.	31,584
2,900	@	Humana, Inc.	155,730
962	@,L	Odyssey HealthCare, Inc.	16,902
770	@	Pediatrix Medical Group, Inc.	34,881
762	@,L	Sierra Health Services	34,313
11,200		UnitedHealth Group, Inc.	501,536
6,100	@	WellPoint, Inc.	443,897
			1,919,165
		Holding Companies-Diversified: 0.0%
2,080	L	Leucadia National Corp.	60,715
			60,715
		Home Builders: 0.0%
65	@,L	NVR, Inc.	31,931
600	L	Thor Industries, Inc.	29,070
			61,001
		Home Furnishings: 0.1%
1,100		Harman International Industries, Inc.	93,907
			93,907
		Household Products/Wares: 0.1%
1,110		American Greetings	23,321
950	L	Church & Dwight, Inc.	34,599
460		Harland John H. Co.	20,010
800	@@	Henkel KGaA	91,335
			169,265
		Housewares: 0.0%
577		Toro Co.	26,946
			26,946

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 2.6%
6,800		Allstate Corp.	$372,164
874	L	American Financial Group, Inc.	37,495
9,400		American International Group, Inc.	555,070
710		AmerUs Group Co.	41,571
31,000	@@,L	China Life Insurance Co., Ltd.	49,107
5,600		Chubb Corp.	279,440
816		Fidelity National Financial, Inc.	31,783
900	L	Hanover Insurance Group, Inc.	42,714
3,700		Hartford Financial Services Group, Inc.	313,020
1,650		HCC Insurance Holdings, Inc.	48,576
480		Infinity Property & Casualty Corp.	19,680
342		Landamerica Financial Group, Inc.	22,093
4,400		Lincoln National Corp.	248,336
7,550	L	Metlife, Inc.	386,636
1,600		MGIC Investment Corp.	104,000
442	@@	Muenchener Rueckversicherungs AG	60,314
1,140		Old Republic International Corp.	24,362
896	@,L	Philadelphia Consolidated Holding Co.	27,203
1,200		PMI Group, Inc.	53,496
4,500		Principal Financial Group	250,425
5,205	L	Prudential Financial, Inc.	404,429
5,000	@@	QBE Insurance Group Ltd.	76,014
990		Radian Group, Inc.	61,162
360		Safety Insurance Group, Inc.	17,118
492		Selective Insurance Group	27,488
5,200	@@	Storebrand	53,674
1,951		WR Berkley Corp.	66,588
651		Zenith National Insurance Corp.	25,825
340	@,@@	Zurich Financial Services AG	74,434
			3,774,217
		Internet: 0.3%
420	@,L	Checkfree Corp.	20,815
700	@	Google, Inc.	293,531
760	@,L	Infospace, Inc.	17,229
270	@	j2 Global Communications, Inc.	8,429
2,207	@,L	McAfee, Inc.	53,564
1,560	L	United Online, Inc.	18,720
940	@,L	Websense, Inc.	19,308
			431,596
		Iron/Steel: 0.4%
12,200	@@	BlueScope Steel Ltd.	72,125
100		Carpenter Technology	11,550
130	@	Chaparral Steel Co.	9,363
370	L	Cleveland-Cliffs, Inc.	29,337
4,600		Nucor Corp.	249,550
480		Reliance Steel & Aluminum Co.	39,816
640		Steel Dynamics, Inc.	42,074
300		Steel Technologies, Inc.	5,832
14,000	@@	Sumitomo Metal Industries Ltd.	57,842
			517,489
		Leisure Time: 0.1%
1,698	@@	Carnival PLC	69,038
741	@,L	Multimedia Games, Inc.	$7,506
223	L	Polaris Industries, Inc.	9,656
1,000	@@	Sankyo Co., Ltd.	63,474
2,600	@@	Yamaha Motor Co., Ltd.	68,124
			217,798
		Lodging: 0.0%
200	@	Aztar Corp.	10,392
			10,392
		Machinery-Construction & Mining: 0.2%
2,500		Caterpillar, Inc.	186,200
530		JLG Industries, Inc.	11,925
610		Joy Global, Inc.	31,775
			229,900
		Machinery-Diversified: 0.1%
742		Applied Industrial Technologies, Inc.	18,038
740	@	Gardner Denver, Inc.	28,490
1,000		Graco, Inc.	45,980
223		IDEX Corp.	10,526
780		Manitowoc Co.	34,710
680		Nordson Corp.	33,442
			171,186
		Media: 1.1%
9,600		CBS Corp. - Class B	259,680
6,300	@,L	Comcast Corp.	206,262
854	@@	Lagardere SCA	62,950
4,700		McGraw-Hill Cos., Inc.	236,081
5,200	@@	Mediaset S.p.A.	61,265
20,800		News Corp., Inc.	398,944
100		Time Warner, Inc.	1,730
2,725	@	Viacom, Inc. – Class B	97,664
2,643	@@	Vivendi Universal SA	92,327
7,700		Walt Disney Co.	231,000
20		Washington Post	15,600
			1,663,503
		Metal Fabricate/Hardware: 0.1%
290		AM Castle & Co.	9,353
520	L	Kaydon Corp.	19,401
674		Precision Castparts Corp.	40,278
213	L	Quanex Corp.	9,174
360		Valmont Industries, Inc.	16,736
			94,942
		Mining: 0.2%
3,100		Alcoa, Inc.	100,316
6,748	@@	BHP Billiton Ltd.	145,952
			246,268
		Miscellaneous Manufacturing: 1.3%
2,700		3M Co.	218,079
650		Acuity Brands, Inc.	25,292
400		AO Smith Corp.	18,544
521		Aptargroup, Inc.	25,847
450	@,L	Ceradyne, Inc.	22,271
1,700	@	Cooper Industries Ltd.	157,964
960		Crane Co.	39,936
460	@	EnPro Industries, Inc.	15,456
37,350		General Electric Co.	1,231,056

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing (continued)
850		Myers Industries, Inc.	$14,612
1,190		Roper Industries, Inc.	55,633
723		Teleflex, Inc.	39,056
			1,863,746
		Office Furnishings: 0.0%
1,211		Herman Miller, Inc.	31,207
			31,207
		Oil & Gas: 3.9%
12,927		ChevronTexaco Corp.	802,250
1,021	L	Cimarex Energy Co.	43,903
10,400		ConocoPhillips	681,512
3,500	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	102,805
3,500		EOG Resources, Inc.	242,690
2,100	@@	ERG S.p.A.	52,317
27,600		ExxonMobil Corp.	1,693,247
1,406		Frontier Oil Corp.	45,554
813		Helmerich & Payne, Inc.	48,991
4,000		Marathon Oil Corp.	333,200
1,870		Noble Energy, Inc.	87,628
2,500	@@	Norsk Hydro ASA	66,305
3,800		Occidental Petroleum Corp.	389,690
700	@@	Petroleo Brasileiro SA ADR	62,517
950	L	Pogo Producing Co.	43,795
5,480	@@	Royal Dutch Shell PLC-Class B	191,414
500	@	Stone Energy Corp.	23,275
2,300		Sunoco, Inc.	159,367
553	@	Swift Energy Co.	23,740
2,400	@@	Total SA	157,660
630	@	Unit Corp.	35,841
6,100		Valero Energy Corp.	405,772
			5,693,473
		Oil & Gas Services: 0.6%
1,360	@	Cameron International Corp.	64,967
4,800	L	Halliburton Co.	356,208
430	@	Helix Energy Solutions	17,355
510	@	Lone Star Technologies	27,550
190	@,L	Maverick Tube Corp.	12,006
1,450	@,@@	Petroleum Geo-Services ASA	87,845
3,900		Schlumberger Ltd.	253,929
350	@	Seacor Smit, Inc.	28,735
960	L	Tidewater, Inc.	47,232
			895,827
		Packaging & Containers: 0.0%
400		Sonoco Products Co.	12,660
			12,660
		Pharmaceuticals: 2.1%
5,600		Abbott Laboratories	244,216
930		Alpharma, Inc.	22,357
3,700	L	AmerisourceBergen Corp.	155,104
2,450	@@	AstraZeneca PLC	147,322
970	@	Connetics Corp.	11,407
2,600	@,L	Express Scripts, Inc.	186,524
6,800	@@	GlaxoSmithKline PLC	189,769
3,100	@	Hospira, Inc.	133,114
4,600	@	King Pharmaceuticals, Inc.	78,200
16,900		Merck & Co., Inc.	615,667
900	@,@@,L	Merck KGaA	81,812
450	@	MGI Pharma, Inc.	$9,675
630	L	Omnicare, Inc.	29,875
26,000		Pfizer, Inc.	610,220
1,060	@@	Roche Holding AG	174,913
1,700	@@	Takeda Chemical Industries Ltd.	105,821
900	@	Theragenics Corp.	3,069
380	@	USANA Health Sciences, Inc.	14,402
4,900		Wyeth	217,609
			3,031,076
		Pipelines: 0.1%
1,482	L	Questar Corp.	119,286
			119,286
		Real Estate: 0.1%
6,000	@@	Cheung Kong Holdings Ltd.	65,096
2,000	@@	Leopalace21 Corp.	68,897
			133,993
		Real Estate Investment Trusts: 0.1%
540		Developers Diversified Realty Corp.	28,177
130		Essex Property Trust, Inc.	14,516
170		Kilroy Realty Corp.	12,283
360	L	Macerich Co.	25,272
750		New Century Financial Corp.	34,313
			114,561
		Retail: 3.6%
1,000	@,L	99 Cents Only Stores	10,460
378		Abercrombie & Fitch Co.	20,953
505		Advance Auto Parts	14,595
1,000	@,L	Aeropostale, Inc.	28,890
1,516		American Eagle Outfitters	51,605
1,020	@	AnnTaylor Stores Corp.	44,248
849	L	Barnes & Noble, Inc.	30,989
4,950		Best Buy Co., Inc.	271,458
1,100		Brinker International, Inc.	39,930
550	L	Brown Shoe Co., Inc.	18,744
783	@,L	Chico’s FAS, Inc.	21,125
119	@	Childrens Place	7,146
690		Christopher & Banks Corp.	20,010
2,700		Circuit City Stores, Inc.	73,494
1,386		Claire’s Stores, Inc.	35,357
5,600	L	Costco Wholesale Corp.	319,928
2,400		Darden Restaurants, Inc.	94,560
1,510	@,L	Dollar Tree Stores, Inc.	40,015
3,300	@@	Don Quijote Co., Ltd.	74,891
820	@,L	Dress Barn, Inc.	20,787
670		Foot Locker, Inc.	16,408
540	@	Genesco, Inc.	18,290
420	L	Group 1 Automotive, Inc.	23,663
6,950		Home Depot, Inc.	248,741
390	L	IHOP Corp.	18,751
610	@,L	Jack in the Box, Inc.	23,912
3,400		JC Penney Co., Inc.	229,534
440	L	Landry’s Restaurants, Inc.	14,278
6,200		Limited Brands	158,658
2,800		Lowe’s Cos., Inc.	169,876
11,300		McDonald’s Corp.	379,680
292	L	Men’s Wearhouse, Inc.	8,848
560		Michaels Stores, Inc.	23,094
3,700		Nordstrom, Inc.	135,050
1,360	@	O’Reilly Automotive, Inc.	42,418
4,800	@	Office Depot, Inc.	182,400

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
170	@,L	Panera Bread Co.	$11,431
512	@,L	Papa John’s International, Inc.	16,998
1,181	@	Payless Shoesource, Inc.	32,088
1,690		Ross Stores, Inc.	47,405
1,400	@,L	Sears Holding Corp.	216,776
949	@,L	Select Comfort Corp.	21,799
458	@,L	Sonic Corp.	9,522
9,800		Staples, Inc.	238,336
8,200	@	Starbucks Corp.	309,632
4,000	@@	Takashimaya Co., Ltd.	50,232
3,000		Target Corp.	146,610
572	@,L	Too, Inc.	21,959
160	@,L	Tractor Supply Co.	8,843
8,850		Wal-Mart Stores, Inc.	426,305
9,600	L	Walgreen Co.	430,464
2,000		Wendy’s International, Inc.	116,580
490	L	Williams-Sonoma, Inc.	16,685
4,200		Yum! Brands, Inc.	211,134
			5,265,585
		Savings & Loans: 0.1%
710		Bankunited Financial Corp.	21,669
2,400		First Niagara Financial Group, Inc.	33,648
370	L	FirstFed Financial Corp.	21,338
1,580		Washington Federal, Inc.	36,640
			113,295
		Semiconductors: 1.0%
8,500	@,L	Advanced Micro Devices, Inc.	207,570
450	@	Diodes, Inc.	18,648
1,030	@	Exar Corp.	13,668
7,400	@	Freescale Semiconductor, Inc.	217,560
20,750		Intel Corp.	393,213
1,586	@,L	Lam Research Corp.	73,939
6,800	@	LSI Logic Corp.	60,860
1,940	@	MEMC Electronic Materials, Inc.	72,750
1,023	L	Microchip Technology, Inc.	34,322
12,000		Micron Technology, Inc.	180,720
390	@	Microsemi Corp.	9,508
6,000		National Semiconductor Corp.	143,100
770	@	Pericom Semiconductor Corp.	6,391
350	@	Varian Semiconductor Equipment Associates, Inc.	11,414
			1,443,663
		Software: 1.1%
394	@	Advent Software, Inc.	14,212
650	@	Altiris, Inc.	11,726
600	@	Ansys, Inc.	28,692
4,100	@	Autodesk, Inc.	141,286
4,300	@,L	BMC Software, Inc.	102,770
360	@,L	Cerner Corp.	13,360
7,700	@,L	Compuware Corp.	51,590
1,200	@	CSG Systems International	29,688
324	@	D&B Corp.	22,576
830		Global Payments, Inc.	40,297
1,000	@	Hyperion Solutions Corp.	27,600
31,950		Microsoft Corp.	744,435
1,360		MoneyGram International, Inc.	46,172
570	@,L	MRO Software, Inc.	11,440
400	@@	Nomura Research Institute Ltd.	49,485
13,400	@	Oracle Corp.	194,166
700	@	Phoenix Technologies Ltd.	3,367
458	@	SPSS, Inc.	$14,720
1,756	@,L	Sybase, Inc.	34,066
800	@	Transaction Systems Architects, Inc.	33,352
			1,615,000
		Telecommunications: 2.4%
7,857	@,@@	Alcatel SA	99,108
17,000	L	AT&T, Inc.	474,130
18,800		BellSouth Corp.	680,560
40,050	@	Cisco Systems, Inc.	782,177
310		Commonwealth Telephone Enterprises, Inc.	10,280
8,200	@@	Deutsche Telekom AG	131,605
890	@	Ditech Communications Corp.	7,761
4,000	@	Embarq Corp.	163,960
1,638		Harris Corp.	67,993
22,400		Motorola, Inc.	451,360
13	@@	Nippon Telegraph & Telephone Corp.	63,474
1,400	@@	Orascom Telecom Holding SAE GDR	57,084
5,900		Qualcomm, Inc.	236,413
2,665	@,@@	Tandberg Television ASA	44,172
29,000	@@	Telefonaktiebolaget LM Ericsson	95,705
1,900	@@	Telekomunikasi Indonesia Tbk PT ADR	60,990
545		Telephone & Data Systems, Inc.	22,563
410	@	Tollgrade Communications, Inc.	3,977
44,400	@@	Vodafone Group PLC	94,499
			3,547,811
		Toys/Games/Hobbies: 0.0%
710	@,L	Jakks Pacific, Inc.	14,264
370	@	Lenox Group, Inc.	2,623
			16,887
		Transportation: 0.8%
430	L	Arkansas Best Corp.	21,590
860		CH Robinson Worldwide, Inc.	45,838
3,400	@@	Deutsche Post AG	91,320
16	@@	East Japan Railway Co.	118,953
500	@	EGL, Inc.	25,100
1,060		Expeditors International Washington, Inc.	59,371
1,096		Heartland Express, Inc.	19,607
10,000	@@,L	Kawasaki Kisen Kaisha Ltd.	57,882
260	@	Kirby Corp.	10,270
297		Landstar System, Inc.	14,027
5,398		Norfolk Southern Corp.	287,282
587		Overseas Shipholding Group	34,721
1,450	@,@@	Petrojarl ASA	9,550
4,000		United Parcel Service, Inc.	329,320
			1,124,831
		Water: 0.1%
1,778	@@	Veolia Environnement	91,740
			91,740
		Total Common Stock (Cost $50,878,480)	59,631,762

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
PREFERRED STOCK: 0.9%
		Banks: 0.3%
34		DG Funding Trust	$358,913
			358,913
		Diversified Financial Services: 0.2%
10,000		Merrill Lynch & Co., Inc.	247,700
3,675		National Rural Utilities Cooperative Finance Corp.	80,189
			327,889
		Insurance: 0.4%
13,125	@@	Aegon NV	313,080
11,400		Metlife, Inc.	280,781
			593,861
		Total Preferred Stock (Cost $1,315,678)	1,280,663

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.4%
		Banks: 3.7%
$255,000		American Express Centurion Bank, 5.460%, due 07/19/07	255,368
230,000	@@,L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	200,880
94,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	100,660
110,000	@@	Bank of Ireland, 5.674%, due 12/29/49	97,311
90,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	76,751
50,000	@@	Bank of Scotland, 4.813%, due 11/30/49	43,500
51,000		BankAmerica Capital II, 8.000%, due 12/15/26	53,418
50,000	@@	Barclays Bank PLC, 5.798%, due 12/31/49	44,747
209,000	@@,L	Barclays Bank PLC, 6.278%, due 12/15/49	182,461
140,000	@@	BNP Paribas, 5.185%, due 09/29/49	121,750
63,000		Chase Capital I, 7.670%, due 12/01/26	65,728
79,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	73,850
122,000	@@,#	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	111,444
133,000	@@,#	Danske Bank A/S, 5.914%, due 12/29/49	128,409
100,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	84,000
10,000	@@	DEN Norske Creditbank, 5.500%, due 11/29/49	9,003
143,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	159,836
287,000	@@,#	HBOS PLC, 5.375%, due 11/29/49	272,214
330,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	279,675

$170,000	@@	HSBC Bank PLC, 5.875%, due 06/29/49	$145,350
200,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	174,038
20,000	@@	Lloyds TSB Bank PLC, 5.438%, due 11/29/49	17,785
222,000		M&I Capital Trust A, 7.650%, due 12/01/26	231,321
123,000		Mellon Capital I, 7.720%, due 12/01/26	128,481
110,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	115,360
120,000	@@	National Australia Bank Ltd., 5.400%, due 10/29/49	104,511
20,000	@@	National Westminster Bank PLC, 5.375%, due 11/29/49	17,052
64,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	58,743
34,000		RBS Capital Trust I, 5.512%, due 09/30/49	31,749
121,000	@@,#	Resona Bank Ltd., 5.850%, due 09/29/49	112,779
350,000	@@,L	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	304,750
100,000	@@	Societe Generale, 5.395%, due 11/29/49	86,711
380,000	@@	Standard Chartered PLC, 5.550%, due 11/29/49	320,150
260,000	@@,L	Standard Chartered PLC, 5.688%, due 07/29/49	215,800
40,000	@@	Standard Chartered PLC, 5.730%, due 01/29/49	33,200
114,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	118,112
130,000		Suntrust Bank, 5.304%, due 09/14/07	129,990
275,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	267,130
100,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	85,890
85,000	@@,#	Westpac Capital Trust IV, 5.256%, due 12/29/49	79,105
219,000	@@,#,L	Woori Bank, 6.125%, due 05/03/16	216,358
			5,355,370
		Beverages: 0.2%
152,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	168,150
87,000	@@	Diageo Capital PLC, 5.590%, due 04/20/07	87,083
			255,233
		Chemicals: 0.1%
50,000		Stauffer Chemical, 6.020%, due 04/15/10	40,058
90,000		Stauffer Chemical, 8.620%, due 04/15/17	46,299
80,000		Stauffer Chemical, 6.360%, due 04/15/18	38,648
			125,005

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Services: 0.2%
$300,000		Tulane University of Louisiana, 5.970%, due 11/15/12	$301,500
			301,500
		Diversified Financial Services: 3.0%
41,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	37,852
36,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	33,315
229,621	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	226,750
212,000	@@,#	BTM Curacao Holdings NV, 4.760%, due 07/21/15	203,680
137,000		Citigroup Capital II, 7.750%, due 12/01/36	142,324
232,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	242,506
260,000		Countrywide Financial Corp., 5.566%, due 12/19/07	260,274
250,000		Countrywide Financial Corp., 5.670%, due 04/11/07	250,263
136,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	127,119
85,000	@@	Financiere CSFB NV, 5.625%, due 03/29/49	72,463
134,000		Fund American Cos., Inc., 5.875%, due 05/15/13	128,751
153,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	185,365
127,000		JPM Capital Trust I, 7.540%, due 01/15/27	132,000
147,000		JPM Capital Trust II, 7.950%, due 02/01/27	154,143
247,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	236,265
390,000		Merrill Lynch & Co., Inc., 5.238%, due 08/24/07	390,076
100,000	@@	Paribas, 5.563%, due 12/31/49	88,181
74,667	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	73,057
106,149	@@,#	Petroleum Export Ltd./Cayman SPV, 5.265%, due 06/15/11	102,998
274,517	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	274,642
299,000	@@,#	Prefered Term Services, 5.829%, due 03/23/35	299,748
842,089	#	Toll Road Investment, 18.600%, due 02/15/45	101,596
100,000	#	Twin Reefs Pass-Through Trust, 6.345%, due 12/10/49	100,005
179,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	188,802
334,000	@@,#	ZFS Finance USA Trust I, 6.450%, due 12/15/65	306,122
			4,358,297
		Electric: 0.5%
197,000	@@,L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	217,252
152,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	$145,988
54,000		FirstEnergy Corp., 6.450%, due 11/15/11	55,008
101,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	101,053
33,670		PPL Montana, LLC, 8.903%, due 07/02/20	36,913
183,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	192,112
			748,326
		Foreign Government Bonds: 0.3%
500,000	@@	KAUP BANK, 6.600%, due 12/28/15	463,100
			463,100
		Home Builders: 0.1%
159,000		D.R. Horton, Inc., 5.625%, due 09/15/14	145,944
			145,944
		Insurance: 0.2%
292,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	308,747
			308,747
		Media: 0.2%
101,000	L	Comcast Corp., 5.650%, due 06/15/35	85,999
85,000	#	Viacom, Inc., 5.750%, due 04/30/11	83,575
207,000	#	Viacom, Inc., 6.250%, due 04/30/16	201,307
			370,881
		Oil & Gas: 0.4%
131,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	119,978
27,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	27,911
63,000	@@,#	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	57,094
221,000	@@,#	Pemex Project Funding Master Trust, 6.629%, due 06/15/10	226,194
120,000	@@,#	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, due 09/30/20	112,088
			543,265
		Pipelines: 0.3%
357,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	338,793
132,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	121,735
			460,528
		Real Estate: 0.1%
169,000		EOP Operating LP, 7.750%, due 11/15/07	173,239
			173,239
		Real Estate Investment Trusts: 0.4%
48,000		Liberty Property LP, 6.375%, due 08/15/12	48,907

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Real Estate Investment Trusts (continued)
$142,000		Liberty Property LP, 7.750%, due 04/15/09	$148,422
136,000		Simon Property Group LP, 4.875%, due 03/18/10	131,281
232,000		Simon Property Group LP, 6.375%, due 11/15/07	233,041
			561,651
		Retail: 0.1%
166,000		May Department Stores Co., 3.950%, due 07/15/07	162,795
			162,795
		Savings & Loans: 0.1%
118,000		Great Western Financial, 8.206%, due 02/01/27	124,028
			124,028
		Telecommunications: 0.5%
36,000		AT&T Corp., 8.000%, due 11/15/31	41,453
231,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	230,940
168,000	@@,L	Telefonica Emisones SAU, 7.045%, due 06/20/36	168,431
339,000	L	Verizon Global Funding Corp., 5.850%, due 09/15/35	295,860
			736,684
		Total Corporate Bonds/Notes (Cost $15,549,264)	15,194,593

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.0%
		Federal Home Loan Bank: 1.1%
985,000		5.125%, due 06/18/08	979,160
310,000		5.375%, due 07/18/11	308,804
327,000		5.625%, due 06/13/16	323,581
			1,611,545
		Federal Home Loan Mortgage Corporation: 4.8%
339,000		4.000%, due 08/17/07	333,532
555,649	S	4.500%, due 12/15/16	541,141
577,000	L	4.875%, due 02/17/09	569,755
412,516	S	5.000%, due 08/15/16	400,083
477,000	S	5.000%, due 05/15/20	448,275
302,000		5.125%, due 04/18/08	300,282
362,000		5.250%, due 04/18/16	354,779
1,091,088		5.500%, due 11/15/18	1,085,016
618,000	W	5.500%, due 07/15/34	593,666
1,122,000		5.750%, due 05/11/11	1,117,780
342,000	S	5.750%, due 06/27/16	342,648
256,000		5.875%, due 03/21/11	258,307
447,312	S	6.000%, due 01/15/29	447,546
232,203	S	7.000%, due 11/01/31	238,077
			7,030,887
		Federal National Mortgage Association: 9.7%
672,000		3.875%, due 07/15/08	651,960
201,000	L	4.250%, due 09/15/07	198,124
271,000	W	4.500%, due 07/15/19	256,180
624,000	W	4.500%, due 07/15/35	565,500
$328,000		4.750%, due 08/10/07	$325,390
276,885	S	4.802%, due 08/01/35	267,535
1,335,000	W	5.000%, due 07/18/21	1,285,772
5,900,000	W	5.000%, due 08/15/34	5,512,810
659,000		5.250%, due 08/01/12	644,710
16,238	S	5.500%, due 01/01/18	15,974
274,935	S	5.500%, due 02/01/18	269,961
396,000	W	5.500%, due 07/15/19	388,699
299,419	S	5.500%, due 11/01/33	288,985
1,529,000	W	5.500%, due 08/13/34	1,467,840
339,272	S	6.000%, due 08/01/16	340,608
306,790	S	6.000%, due 04/25/31	308,417
764,000	W	6.000%, due 07/15/34	752,063
384,286	S	6.500%, due 07/01/29	386,459
198,000	W	6.500%, due 07/15/33	199,052
71,231	S	7.000%, due 02/01/31	73,042
10,434	S	7.500%, due 11/01/30	10,813
35,382	S	7.500%, due 09/01/31	36,609
			14,246,503
		Government National Mortgage Association: 0.4%
44,341	S	6.500%, due 01/15/29	45,032
35,352	S	6.500%, due 10/15/31	35,853
80,435	S	6.500%, due 01/15/32	81,532
23,637	S	7.000%, due 01/15/28	24,394
244,281	S	7.000%, due 02/15/28	252,104
185,623	S	7.500%, due 12/15/23	193,989
			632,904
		Total U.S. Government Agency Obligations (Cost $23,842,404)	23,521,839

U.S. TREASURY OBLIGATIONS: 9.2%
		U.S. Treasury Inflation-Indexed Bond: 1.1%
660,000	L	2.000%, due 01/15/16	640,083
993,000		2.375%, due 04/15/11	1,004,412
			1,644,495
		U.S. Treasury Bond: 4.3%
3,806,000	L	5.125%, due 05/15/16	3,802,731
644,000	L	5.375%, due 02/15/31	655,321
763,000	L	6.000%, due 02/15/26	826,723
877,000	L	6.250%, due 08/15/23	967,510
			6,252,285
		U.S. Treasury Note: 3.8%
434,000	L	4.875%, due 05/15/09	431,186
659,000		5.125%, due 06/30/08	658,794
4,557,000		5.125%, due 06/30/11	4,563,767
			5,653,747
		Total U.S. Treasury Obligations (Cost $13,640,085)	13,550,527

ASSET-BACKED SECURITIES: 1.3%
		Automobile Asset Backed Securities: 0.5%
179,000	S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	177,453
25,000	S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	24,632

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Automobile Asset Backed Securities (continued)
$35,850	S	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	$35,232
90,000	S	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	87,120
8,664	S	Household Automotive Trust, 2.310%, due 04/17/08	8,658
38,000	S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	37,542
213,598	S	USAA Auto Owner Trust, 2.040%, due 02/16/10	211,993
63,000	S	USAA Auto Owner Trust, 5.010%, due 09/15/10	62,503
			645,133
		Credit Card Asset Backed Securities: 0.4%
115,000	S	Bank One Issuance Trust, 4.540%, due 09/15/10	112,945
115,000	S	Capital One Master Trust, 4.900%, due 03/15/10	114,411
107,000	S	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	105,171
3,000	S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	3,025
158,000	S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	159,414
58,000	S	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	58,630
			553,596
		Home Equity Asset Backed Securities: 0.1%
17,933	+,S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	17,688
71,664	+,S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	71,136
100,000	S	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	98,846
			187,670
		Other Asset Backed Securities: 0.3%
25,000	S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	24,999
148,999	+,S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	147,827
124,000		Equity One ABS, Inc., 5.050%, due 09/25/33	121,252
98,000	+,S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	97,352
41,000	S	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	40,685
41,000	S	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	40,225
			472,340
		Total Asset-Backed Securities (Cost $1,882,205)	1,858,739

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.2%
		Commercial Mortgage Backed Securities: 2.8%
$10,000	S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	$9,388
190,000	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	185,443
38,000	S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	37,002
20,000	S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,374
26,000	S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	24,640
37,000	S	Capco America Securitization Corp., 6.460%, due 10/15/30	37,653
50,000	S	Citigroup Commercial Mortgage Trust, 5.721%, due 03/15/49	50,167
50,000	S	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	49,000
975,000	S	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	944,468
82,000	S	CS First Boston Mortgage Securities Corp., 7.544%, due 04/15/62	87,653
460,000	S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	465,015
1,090,000	S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,132,013
154,303	S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	149,896
40,000	S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	38,386
19,036	S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	19,003
25,000		Greenwich Capital Commercial Funding Corp., 6.032%, due 11/10/11	25,180
30,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	28,477
20,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.834%, due 04/15/45	20,072
40,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.862%, due 04/15/45	40,172
21,000	S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	20,072
23,000	S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,413
50,000	S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	50,148
121,000	S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	127,446

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Mortgage Backed Securities (continued)
$50,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	$49,357
120,000	S	Morgan Stanley Capital I, 4.827%, due 06/12/47	114,613
300,000	S	Morgan Stanley Capital I, 5.007%, due 01/14/42	289,190
50,000	S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	49,998
50,000	S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	50,236
			4,137,475
		Whole Loan Collateral CMO: 10.3%
129,020	S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	125,236
588,296	S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	585,991
285,883	S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	285,169
407,955	S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	395,465
532,962	S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	527,492
219,429	S	GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	211,305
87,572	#,S	GSMPS Mortgage Loan Trust, 5.673%, due 01/25/35	88,002
929,778	S	Master Asset Securitization Trust, 5.500%, due 06/25/33	887,067
2,780,943	S	Master Asset Securitization Trust, 5.683%, due 07/25/35	2,770,514
343,083	S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	338,591
2,910,938	S	Residential Accredit Loans, Inc., 5.653%, due 02/25/46	2,918,088
363,646	S	Residential Accredit Loans, Inc., 5.723%, due 04/25/35	365,066
2,930,344	S	Residential Accredit Loans, Inc., 5.743%, due 02/25/46	2,945,850
171,934	S	Thornburg Mortgage Securities Trust, 5.693%, due 09/25/34	172,669
200,000	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.133%, due 07/25/46	200,000
546,001	S	Wamu Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	541,105
1,143,133	S	Washington Mutual, Inc., 5.627%, due 01/25/36	1,108,488
587,777	S	Wells Fargo Mortgage Backed Securities Trust, 5.387%, due 08/25/35	568,961
			15,035,059
		Whole Loan Collateral Support CMO: 0.1%
$104,308	S	Banc of America Mortgage Securities, 5.500%, due 11/25/33	$101,321
			101,321
		Total Collateralized Mortgage Obligations (Cost $19,604,062)	19,273,855

MUNICIPAL BONDS: 0.4%
		Municipal: 0.4%
30,000		City of New York, 5.000%, due 04/01/35	30,379
130,000		City of San Diego, 7.125%, due 06/01/32	129,644
310,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	309,076
70,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	65,947
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	55,774
		Total Muncipal Bonds (Cost $601,095)	590,820
		Total Long-Term Investments (Cost $127,313,273)	134,902,798

SHORT-TERM INVESTMENTS: 26.4%
		Commercial Paper: 6.1%
3,000,000		Tulip Funding Corp., 5.220%, due 07/31/06	2,986,586
2,500,000		Merrill Lynch & Co., Inc., 5.280%, due 10/27/06	2,501,068
1,500,000		American Express Bank, 5.283%, due 01/26/07	1,500,210
1,500,000		American Express Bank, 5.356%, due 12/01/06	1,500,000
550,000		Abbott Laboratories 5.625%, due 07/01/06	550,007
		Total Commercial Paper (Cost $9,037,749)	9,037,871

		Repurchase Agreement: 9.8%
14,326,000		Deutsche Bank Repurchase Agreement dated 06/30/06, 5.180%, due 07/03/06, $14,332,184 to be received upon repurchase (Collateralized by $14,204,000 Federal Home Loan Mortgage Corporation, Discount Note, Market Value $13,844,639, due 12/18/06 and $760,000 Federal National Mortgage Association, 5.625%, Market Value plus accrued interest $768,786, due 03/16/09)	14,326,000
		Total Repurchase Agreement (Cost $14,326,000)	14,326,000

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Securities Lending Collateralcc: 10.5%
$15,347,258	The Bank of New York Institutional Cash Reserves Fund		$15,347,258
	Total Securities Lending Collateral (Cost $15,347,258)		15,347,258
	Total Short-Term Investments (Cost $38,711,007)		38,711,129

	Total Investments In Securities (Cost $166,024,280)*	118.5%	$173,613,927
	Other Assets and Liabilities-Net	(18.5)	(27,122,604)
	Net Assets	100.0%	$146,491,323

@	Non-income producing security
@@	Foreign Issuer
ABS	Automated Bond System
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $167,073,980.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$8,703,017
Gross Unrealized Depreciation	(2,163,070)
Net Unrealized Appreciation	$6,539,947

Information concerning open futures contracts at June 30, 2006 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain/(Loss)
Long Contracts
U.S. 2 Year Treasury Note	58	$11,761,313	09/29/06	$(43,305)
U.S. 5 Year Treasury Note	13	1,344,281	09/29/06	(7,378)
		$13,105,594		$(50,683)
Short Contracts
U.S. 20 Year Treasury Note	2	$(213,313)	09/20/06	$(73)
U.S. 10 Year Treasury Note	37	(3,879,797)	09/20/06	25,252
		$(4,093,110)		$25,179

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	80.7%
Repurchase Agreement	5.0%
Commercial Paper	4.2%
U.S. Government Agency Obligations	3.7%
Collateralized Mortgage Obligations	3.3%
Corporate Bonds/Notes	2.5%
U.S. Treasury Obligations	2.0%
Asset-Backed Securities	0.3%
Preferred Stock	0.2%
Municipal Bonds	0.1%
Other Assets and Liabilities, Net*	–2.0%

*Includes securities lending collateral
Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 80.7%
		Advertising: 0.3%
8,200		Omnicom Group	$730,538
			730,538
		Aerospace/Defense: 1.4%
2,180	@,L	Armor Holdings, Inc.	119,529
22,400		Boeing Co.	1,834,784
10,924	@@	European Aeronautic Defense and Space Co.	313,369
21,443		Raytheon Co.	955,715
2,915	@	Teledyne Technologies, Inc.	95,495
12,400		United Technologies Corp.	786,408
			4,105,300
		Agriculture: 1.4%
25,050		Altria Group, Inc.	1,839,422
26,800		Archer-Daniels-Midland Co.	1,106,304
20,543	@@	British American Tobacco PLC	517,217
150	@@	Japan Tobacco, Inc.	547,798
			4,010,741
		Airlines: 0.4%
62,236	@,@@	British Airways PLC	394,264
4,816	@,L	Mesa Air Group, Inc.	47,438
4,705		Skywest, Inc.	116,684
43,600		Southwest Airlines Co.	713,732
			1,272,118
		Apparel: 0.5%
20,800	@	Coach, Inc.	621,920
2,950	@	Gymboree Corp.	102,542
2,872		K-Swiss, Inc.	76,682
2,800	L	Kellwood Co.	81,956
1,190		Phillips-Van Heusen	45,410
4,100		Polo Ralph Lauren Corp.	225,090
3,100	@	Quiksilver, Inc.	37,758
3,100	@,L	Skechers USA, Inc.	74,741
4,900		Wolverine World Wide, Inc.	114,317
			1,380,416
		Auto Manufacturers: 0.3%
9,094	@@	DaimlerChrysler AG	$447,917
7,700	@@	Volvo AB	378,373
			826,290
		Auto Parts & Equipment: 0.3%
7,900		ArvinMeritor, Inc.	135,801
10,800	@@	NOK Corp.	313,601
27,000	@@	Sumitomo Rubber Industries, Inc.	297,366
			746,768
		Banks: 5.5%
86,618	@@	Banca Intesa S.p.A.	505,391
55,500		Bank of America Corp.	2,669,550
24,600	@@	Bank of Ireland	437,279
23,500		BB&T Corp.	977,365
7,300	@@	BNP Paribas	698,057
2,800		Central Pacific Financial Corp.	108,360
35,000	@@	DBS Group Holdings Ltd.	399,870
4,322	@@	Deutsche Bank AG	485,500
1,631		East-West Bancorp., Inc.	61,831
1,300		First Midwest Bancorp., Inc.	48,204
5,960		Fremont General Corp.	110,618
5,600		Greater Bay Bancorp.	161,000
42,865	@@	HBOS PLC	743,883
5,700	@@	KBC Bancassurance Holding	611,757
3,200		Mercantile Bankshares Corp.	114,144
45	@@	Mitsubishi Tokyo Financial Group, Inc.	630,807
88	@@	Mizuho Financial Group, Inc.	746,315
22,500	@@	National Australia Bank Ltd.	585,457
24,600	L	National City Corp.	890,274
25,125	@@	Royal Bank of Scotland Group PLC	824,731
2,000		South Financial Group, Inc.	52,820
37,000	@@	Sumitomo Trust & Banking Co., Ltd.	405,080
4,700	L	Susquehanna Bancshares, Inc.	112,330
7,980	@@	UBS AG	873,532
21,850		US Bancorp.	674,728
19,900		Wachovia Corp.	1,076,192
10,300		Wells Fargo & Co.	690,924
4,500		Whitney Holding Corp.	159,165
			15,855,164
		Beverages: 2.0%
49,900		Coca-Cola Co.	2,146,698
12,091	@@	Coca-Cola Hellenic Bottling Co.	360,028
500	@,L	Hansen Natural Corp.	95,185
8,100		Pepsi Bottling Group, Inc.	260,415
39,400		PepsiCo, Inc.	2,365,576
21,521	@@	SABMiller PLC	387,432
			5,615,334
		Biotechnology: 0.4%
13,950	@	Amgen, Inc.	909,959
4,200	@	Invitrogen Corp.	277,494
			1,187,453
		Building Materials: 0.5%
3,800		Florida Rock Industries, Inc.	188,746
16,527	@@	Italcementi S.p.A.	417,664

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Building Materials (continued)
1,000		Martin Marietta Materials, Inc.	$91,150
24,600		Masco Corp.	729,144
1,900	@	NCI Building Systems, Inc.	101,023
			1,527,727
		Chemicals: 1.5%
5,200		Airgas, Inc.	193,700
11,650		Dow Chemical Co.	454,700
11,200	L	EI DuPont de Nemours & Co.	465,920
2,200	L	HB Fuller Co.	95,854
4,910	L	Lyondell Chemical Co.	111,261
8,200		Olin Corp.	147,026
1,160		Penford Corp.	19,604
10,300	@,L	PolyOne Corp.	90,434
10,100		PPG Industries, Inc.	666,600
8,900	L	Rohm & Haas Co.	446,068
6,600		Sherwin-Williams Co.	313,368
56,000	@@	Sumitomo Chemical Co., Ltd.	467,275
3,600	@@	Umicore	480,633
7,600		Valspar Corp.	200,716
			4,153,159
		Coal: 0.1%
6,800		Peabody Energy Corp.	379,100
			379,100
		Commercial Services: 1.2%
2,270		Administaff, Inc.	81,289
6,600	@	Career Education Corp.	197,274
1,360	@,L	Consolidated Graphics, Inc.	70,802
9,400	@	Corinthian Colleges, Inc.	134,984
2,800		Corporate Executive Board Co.	280,560
660		CPI Corp.	20,262
7,900		Equifax, Inc.	271,286
2,100	@	Heidrick & Struggles International, Inc.	71,064
1,700	@	Kendle International, Inc.	62,441
5,500	@	Korn/Ferry International	107,745
4,500	@	Labor Ready, Inc.	101,925
1,700	@	Live Nation, Inc.	34,612
5,400		Manpower, Inc.	348,840
17,250		McKesson Corp.	815,580
10,200	L	Robert Half International, Inc.	428,400
6,860	@	Spherion Corp.	62,563
6,700	@	United Rentals, Inc.	214,266
1,260	@,L	Vertrue, Inc.	54,218
			3,358,111
		Computers: 3.0%
10,200	@	Apple Computer, Inc.	582,624
6,237	@,@@,#	Atos Origin	407,721
835	@,L	CACI International, Inc.	48,706
7,299	@	Cadence Design Systems, Inc.	125,178
11,000	@	Ceridian Corp.	268,840
3,575	@	Cognizant Technology Solutions Corp.	240,848
28,850	@	Dell, Inc.	704,229
2,770		Factset Research Systems, Inc.	131,021
69,150		Hewlett-Packard Co.	2,190,672
34,700		International Business Machines Corp.	2,665,654
2,730	@,L	Komag, Inc.	126,071
6,400	@	Lexmark International, Inc.	357,312
3,259	@	Micros Systems, Inc.	$142,353
2,205		MTS Systems Corp.	87,120
9,600	@	Palm, Inc.	154,560
2,800	@	Radisys Corp.	61,488
5,700		Reynolds & Reynolds Co.	174,819
3,200	@,L	Synaptics, Inc.	68,480
5,682	@,L	Western Digital Corp.	112,560
			8,650,256
		Cosmetics/Personal Care: 1.3%
64,350		Procter & Gamble Co.	3,577,860
			3,577,860
		Distribution/Wholesale: 0.3%
3,012	L	Building Materials Holding Corp.	83,944
1,285		Pool Corp.	56,065
40,000	@@	Sumitomo Corp.	528,814
2,360	@	United Stationers, Inc.	116,395
			785,218
		Diversified Financial Services: 6.0%
14,900		American Express Co.	792,978
9,500	@,L	AmeriCredit Corp.	265,240
12,600	L	Capital One Financial Corp.	1,076,670
52,700		Charles Schwab Corp.	842,146
59,800		Citigroup, Inc.	2,884,752
24,700	@	E*Trade Financial Corp.	563,654
11,900		Fannie Mae	572,390
12,200		Goldman Sachs Group, Inc.	1,835,246
38,000	@@	Hong Kong Exchanges and Clearing Ltd.	244,674
3,100	@	Investment Technology Group, Inc.	157,666
42,200		JPMorgan Chase & Co.	1,772,400
59	@@	Kenedix, Inc.	256,955
18,700		Lehman Brothers Holdings, Inc.	1,218,305
11,250		Merrill Lynch & Co., Inc.	782,550
29,850		Morgan Stanley	1,886,819
46,000	@@	Nippon Shinpan Co., Ltd.	372,522
7,400		Raymond James Financial, Inc.	223,998
1,670	@@	SFCG Co., Ltd.	380,364
6,100		The Bear Stearns Cos., Inc.	854,488
8,900		Waddell & Reed Financial, Inc.	182,984
2,400	@,L	World Acceptance, Corp.	85,248
			17,252,049
		Electric: 2.1%
21,100	L	Duke Energy Corp.	619,707
17,200	@@	Fortum OYJ	439,425
104,174	@@	International Power PLC	547,140
11,200		OGE Energy Corp.	392,336
7,700		Pepco Holdings, Inc.	181,566
34,100		PPL Corp.	1,101,430
5,600	@@	RWE AG	465,097
4,635		SCANA Corp.	178,818
30,500		TXU Corp.	1,823,595
4,700		Wisconsin Energy Corp.	189,410
			5,938,524
		Electrical Components & Equipment: 0.6%
14,700		Emerson Electric Co.	1,232,007
1,500	@	Energizer Holdings, Inc.	87,855
27,000	@@	Sumitomo Electric Industries Ltd.	395,483
			1,715,345

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Electronics: 1.1%
22,800	@	Agilent Technologies, Inc.	$719,568
2,300		Amphenol Corp.	128,708
11,000		Applera Corp.-Applied Biosystems Group	355,850
3,174		Arrow Electronics, Inc.	102,203
1,300		Brady Corp.	47,892
3,040	@,L	Coherent, Inc.	102,539
2,820	@,L	Cymer, Inc.	131,017
1,805	@,L	Flir Systems, Inc.	39,818
10,600	@@	Hoya Corp.	377,361
700	@,L	Itron, Inc.	41,482
2,500		Park Electrochemical Corp.	64,375
2,000	@,L	Planar Systems, Inc.	24,080
5,100	@,L	Plexus Corp.	174,471
53,500	@,L	Solectron Corp.	182,970
4,600	@	Thomas & Betts Corp.	235,980
1,470	@	Trimble Navigation Ltd.	65,621
6,100	@	Waters Corp.	270,840
			3,064,775
		Engineering & Construction: 0.6%
7,100	@@	Bouygues	364,577
2,400	@	EMCOR Group, Inc.	116,808
3,800		Granite Construction, Inc.	172,026
1,400	@	Jacobs Engineering Group, Inc.	111,496
1,900	@	Shaw Group, Inc.	52,820
77,000	@@	Taisei Corp.	281,318
1,170	@	URS Corp.	49,140
5,200	@@	Vinci SA	534,741
			1,682,926
		Entertainment: 0.2%
7,300		GTECH Holdings Corp.	253,894
11,223	@@	OPAP SA	407,866
1,300	@	Pinnacle Entertainment, Inc.	39,845
			701,605
		Environmental Control: 0.1%
3,110		Republic Services, Inc.	125,457
1,100	@	Waste Connections, Inc.	40,040
			165,497
		Food: 0.9%
3,400	L	American Italian Pasta Co.	29,104
10,900		Campbell Soup Co.	404,499
2,675		Corn Products International, Inc.	81,855
1,915		Flowers Foods, Inc.	54,846
16,929		General Mills, Inc.	874,552
5,249		Hormel Foods Corp.	194,948
4,655	@	Performance Food Group Co.	141,419
2,800		Tootsie Roll Industries, Inc.	81,564
28,215	@@	Unilever PLC	633,509
			2,496,296
		Forest Products & Paper: 0.2%
8,000		Louisiana-Pacific Corp.	175,200
4,200		Rock-Tenn Co.	66,990
6,700		Temple-Inland, Inc.	287,229
			529,419
		Gas: 0.5%
87,200	@@	Centrica PLC	459,179
5,210		Energen Corp.	200,116
6,800		Southern Union Co.	184,008
73,000	@@	Tokyo Gas Co., Ltd.	$344,033
7,440		UGI Corp.	183,173
			1,370,509
		Healthcare-Products: 1.3%
5,000		Beckman Coulter, Inc.	277,750
9,900	@,L	Cytyc Corp.	251,064
2,008		Dentsply International, Inc.	121,685
3,340	@	Hologic, Inc.	164,862
857	@,L	Idexx Laboratories, Inc.	64,386
6,400	@	Immucor, Inc.	123,072
35,150		Johnson & Johnson	2,106,188
2,300	@	Osteotech, Inc.	9,292
2,150	@	Resmed, Inc.	100,943
1,986	@	Respironics, Inc.	67,961
7,900		Steris Corp.	180,594
4,000	@	Techne Corp.	203,680
3,600	@,L	Varian Medical Systems, Inc.	170,460
			3,841,937
		Healthcare-Services: 2.5%
24,100		Aetna, Inc.	962,313
28,040	@,@@	Capio AB	503,094
9,750	@	Coventry Health Care, Inc.	535,665
4,400	@@	Fresenius Medical Care AG	503,283
7,700	@	Health Net, Inc.	347,809
2,800	@	Healthways, Inc.	147,392
9,800	@	Humana, Inc.	526,260
4,755	@,L	Odyssey HealthCare, Inc.	83,545
3,640	@	Pediatrix Medical Group, Inc.	164,892
3,700	@,L	Sierra Health Services	166,611
37,300		UnitedHealth Group, Inc.	1,670,294
20,300	@	WellPoint, Inc.	1,477,231
			7,088,389
		Holding Companies-Diversified: 0.1%
10,800	L	Leucadia National Corp.	315,252
			315,252
		Home Builders: 0.1%
340	@,L	NVR, Inc.	167,025
3,300	L	Thor Industries, Inc.	159,885
			326,910
		Home Furnishings: 0.1%
4,000		Harman International Industries, Inc.	341,480
			341,480
		Household Products/Wares: 0.3%
5,800		American Greetings	121,858
5,000	L	Church & Dwight, Inc.	182,100
2,200		Harland John H. Co.	95,700
4,300	@@	Henkel KGaA	490,925
			890,583
		Housewares: 0.0%
2,770		Toro Co.	129,359
			129,359
		Insurance: 5.0%
22,800		Allstate Corp.	1,247,844
4,355	L	American Financial Group, Inc.	186,830

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
30,600		American International Group, Inc.	$1,806,930
3,700		AmerUs Group Co.	216,635
184,000	@@	China Life Insurance Co., Ltd.	291,477
19,300		Chubb Corp.	963,070
4,473		Fidelity National Financial, Inc.	174,223
4,600		Hanover Insurance Group, Inc.	218,316
12,500	L	Hartford Financial Services Group, Inc.	1,057,500
8,600		HCC Insurance Holdings, Inc.	253,184
2,210	L	Infinity Property & Casualty Corp.	90,610
1,605		Landamerica Financial Group, Inc.	103,683
14,800		Lincoln National Corp.	835,312
25,400	L	Metlife, Inc.	1,300,734
5,300		MGIC Investment Corp.	344,500
2,979	@@	Muenchener Rueckversicherungs AG	406,502
5,930		Old Republic International Corp.	126,724
4,475	@,L	Philadelphia Consolidated Holding Co.	135,861
6,100		PMI Group, Inc.	271,938
15,100		Principal Financial Group	840,315
16,828	L	Prudential Financial, Inc.	1,307,536
28,800	@@	QBE Insurance Group Ltd.	437,842
5,300		Radian Group, Inc.	327,434
1,700		Safety Insurance Group, Inc.	80,835
2,365		Selective Insurance Group	132,133
31,200	@@	Storebrand	322,042
10,385		WR Berkley Corp.	354,440
3,072		Zenith National Insurance Corp.	121,866
1,950	@,@@	Zurich Financial Services AG	426,900
			14,383,216
		Internet: 0.6%
2,400	@,L	Checkfree Corp.	118,944
2,500	@	Google, Inc.	1,048,325
3,500	@,L	Infospace, Inc.	79,345
1,300	@	j2 Global Communications, Inc.	40,586
11,080	@	McAfee, Inc.	268,912
7,400	L	United Online, Inc.	88,800
4,900	@,L	Websense, Inc.	100,646
			1,745,558
		Iron/Steel: 0.8%
70,500	@@	BlueScope Steel Ltd.	416,785
500		Carpenter Technology	57,750
600	@	Chaparral Steel Co.	43,212
1,670	L	Cleveland-Cliffs, Inc.	132,414
16,700		Nucor Corp.	905,975
2,500		Reliance Steel & Aluminum Co.	207,375
3,300		Steel Dynamics, Inc.	216,942
1,500		Steel Technologies, Inc.	29,160
82,000	@@	Sumitomo Metal Industries Ltd.	338,789
			2,348,402
		Leisure Time: 0.4%
10,141	@@	Carnival PLC	412,314
3,500	@,L	Multimedia Games, Inc.	35,455
1,025	L	Polaris Industries, Inc.	44,383
5,600	@@	Sankyo Co., Ltd.	$355,453
15,100	@@	Yamaha Motor Co., Ltd.	395,642
			1,243,247
		Lodging: 0.0%
900	@	Aztar Corp.	46,764
			46,764
		Machinery-Construction & Mining: 0.3%
8,200		Caterpillar, Inc.	610,736
2,540		JLG Industries, Inc.	57,150
3,050		Joy Global, Inc.	158,875
			826,761
		Machinery-Diversified: 0.3%
3,562		Applied Industrial Technologies, Inc.	86,592
3,600	@,L	Gardner Denver, Inc.	138,600
5,200		Graco, Inc.	239,096
1,295		IDEX Corp.	61,124
3,780		Manitowoc Co.	168,210
3,700		Nordson Corp.	181,966
			875,588
		Media: 2.0%
32,200		CBS Corp. – Class B	871,010
7,700	@,L	Comcast Corp.	252,098
4,797	@@	Lagardere SCA	353,595
16,900		McGraw-Hill Cos., Inc.	848,887
31,300	@@	Mediaset S.p.A.	368,767
69,500		News Corp., Inc.	1,333,010
8,925	@	Viacom, Inc. – Class B	319,872
15,267	@@	Vivendi Universal SA	533,317
23,900		Walt Disney Co.	717,000
150		Washington Post	117,002
			5,714,558
		Metal Fabricate/Hardware: 0.2%
1,180		AM Castle & Co.	38,055
2,490	L	Kaydon Corp.	92,902
3,460		Precision Castparts Corp.	206,770
1,042		Quanex Corp.	44,879
1,860		Valmont Industries, Inc.	86,471
			469,077
		Mining: 0.4%
10,400		Alcoa, Inc.	336,544
38,676	@@	BHP Billiton Ltd.	836,518
			1,173,062
		Miscellaneous Manufacturing: 2.3%
9,100		3M Co.	735,007
3,170		Acuity Brands, Inc.	123,345
1,920		AO Smith Corp.	89,011
2,697		Aptargroup, Inc.	133,798
2,200	@,L	Ceradyne, Inc.	108,878
5,700	@	Cooper Industries Ltd.	529,644
5,000		Crane Co.	208,000
2,190	@	EnPro Industries, Inc.	73,584
124,750		General Electric Co.	4,111,760
3,600		Myers Industries, Inc.	61,884
6,200		Roper Industries, Inc.	289,850
3,703		Teleflex, Inc.	200,036
			6,664,797

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Office Furnishings: 0.1%
6,378		Herman Miller, Inc.	$164,361
			164,361
		Oil & Gas: 7.4%
43,102		ChevronTexaco Corp.	2,674,910
4,890	L	Cimarex Energy Co.	210,270
35,000		ConocoPhillips	2,293,550
20,200	@@	ENI-Ente Nazionale Idrocarburi S.p.A.	593,334
11,800		EOG Resources, Inc.	818,212
12,700	@@	ERG S.p.A.	316,392
92,000		ExxonMobil Corp.	5,644,200
6,860		Frontier Oil Corp.	222,264
4,240		Helmerich & Payne, Inc.	255,502
13,200		Marathon Oil Corp.	1,099,560
9,800		Noble Energy, Inc.	459,228
14,340	@@	Norsk Hydro ASA	380,328
12,700	L	Occidental Petroleum Corp.	1,302,385
4,200	@@	Petroleo Brasileiro SA ADR	375,102
4,800	L	Pogo Producing Co.	221,280
31,028	@@	Royal Dutch Shell PLC-Class B	1,083,794
2,400	@	Stone Energy Corp.	111,720
7,100		Sunoco, Inc.	491,959
2,742	@,L	Swift Energy Co.	117,714
13,100	@@	Total SA	860,563
3,080	@	Unit Corp.	175,221
20,400		Valero Energy Corp.	1,357,008
			21,064,496
		Oil & Gas Services: 1.3%
7,100	@	Cameron International Corp.	339,167
16,100	L	Halliburton Co.	1,194,781
2,100	@,L	Helix Energy Solutions	84,756
2,500	@	Lone Star Technologies	135,050
1,000	@,L	Maverick Tube Corp.	63,190
8,450	@,@@	Petroleum Geo-Services ASA	511,923
13,200		Schlumberger Ltd.	859,452
1,700	@	Seacor Smit, Inc.	139,570
4,900		Tidewater, Inc.	241,080
			3,568,969
		Packaging & Containers: 0.0%
2,200		Sonoco Products Co.	69,630
			69,630
		Pharmaceuticals: 4.2%
18,800		Abbott Laboratories	819,868
4,510		Alpharma, Inc.	108,420
12,500	L	AmerisourceBergen Corp.	524,000
14,012	@@	AstraZeneca PLC	842,561
4,700	@	Connetics Corp.	55,272
8,300	@	Express Scripts, Inc.	595,442
39,300	@@	GlaxoSmithKline PLC	1,096,753
9,700	@	Hospira, Inc.	416,518
16,200	@	King Pharmaceuticals, Inc.	275,400
57,600		Merck & Co., Inc.	2,098,368
4,800	@,@@	Merck KGaA	436,329
2,200	@	MGI Pharma, Inc.	47,300
3,300	L	Omnicare, Inc.	156,486
86,850		Pfizer, Inc.	2,038,370
5,990	@@	Roche Holding AG	988,425
9,900	@@	Takeda Chemical Industries Ltd.	616,251
4,280	@	Theragenics Corp.	14,595
1,800	@	USANA Health Sciences, Inc.	$68,220
16,300		Wyeth	723,883
			11,922,461
		Pipelines: 0.2%
7,720	L	Questar Corp.	621,383
			621,383
		Real Estate: 0.3%
35,000	@@	Cheung Kong Holdings Ltd.	379,725
11,600	@@	Leopalace21 Corp.	399,605
			779,330
		Real Estate Investment Trusts: 0.2%
2,790		Developers Diversified Realty Corp.	145,582
580		Essex Property Trust, Inc.	64,763
830		Kilroy Realty Corp.	59,968
1,900		Macerich Co.	133,380
3,600		New Century Financial Corp.	164,700
			568,393
		Retail: 6.7%
5,400	@,L	99 Cents Only Stores	56,484
1,995		Abercrombie & Fitch Co.	110,583
2,450		Advance Auto Parts	70,805
5,100	@,L	Aeropostale, Inc.	147,339
7,640		American Eagle Outfitters	260,066
5,200	@	AnnTaylor Stores Corp.	225,576
4,355	L	Barnes & Noble, Inc.	158,958
16,500		Best Buy Co., Inc.	904,860
5,900		Brinker International, Inc.	214,170
2,550		Brown Shoe Co., Inc.	86,904
3,870	@,L	Chico’s FAS, Inc.	104,413
547	@	Childrens Place	32,847
3,600		Christopher & Banks Corp.	104,400
8,900		Circuit City Stores, Inc.	242,258
7,565		Claire’s Stores, Inc.	192,983
18,900	L	Costco Wholesale Corp.	1,079,757
8,000		Darden Restaurants, Inc.	315,200
7,400	@,L	Dollar Tree Stores, Inc.	196,100
17,700	@@	Don Quijote Co., Ltd.	401,689
3,980	@,L	Dress Barn, Inc.	100,893
3,500		Foot Locker, Inc.	85,715
2,600	@	Genesco, Inc.	88,062
1,800	L	Group 1 Automotive, Inc.	101,412
23,100		Home Depot, Inc.	826,749
1,800	L	IHOP Corp.	86,544
2,700	@,L	Jack in the Box, Inc.	105,840
11,350		JC Penney Co., Inc.	766,239
2,210	L	Landry’s Restaurants, Inc.	71,715
20,900		Limited Brands	534,831
8,450		Lowe’s Cos., Inc.	512,662
37,800		McDonald’s Corp.	1,270,080
1,447	L	Men’s Wearhouse, Inc.	43,844
3,010		Michaels Stores, Inc.	124,132
12,400		Nordstrom, Inc.	452,600
7,200	@	O’Reilly Automotive, Inc.	224,568
16,100	@	Office Depot, Inc.	611,800
880	@,L	Panera Bread Co.	59,171
2,738	@,L	Papa John’s International, Inc.	90,902
6,140	@,L	Payless Shoesource, Inc.	166,824
8,900		Ross Stores, Inc.	249,645
4,800	@,L	Sears Holding Corp.	743,232
4,630	@,L	Select Comfort Corp.	106,351

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
2,217	@,L	Sonic Corp.	$46,091
32,800		Staples, Inc.	797,696
27,500	@,L	Starbucks Corp.	1,038,400
26,000	@@	Takashimaya Co., Ltd.	326,508
10,150		Target Corp.	496,031
2,975	@,L	Too, Inc.	114,210
780	@,L	Tractor Supply Co.	43,111
30,000		Wal-Mart Stores, Inc.	1,445,100
32,200	L	Walgreen Co.	1,443,848
6,700		Wendy’s International, Inc.	390,543
2,600	L	Williams-Sonoma, Inc.	88,530
13,900		Yum! Brands, Inc.	698,753
			19,258,024
		Savings & Loans: 0.2%
3,332		Bankunited Financial Corp.	101,693
12,300		First Niagara Financial Group, Inc.	172,446
1,800	@,L	FirstFed Financial Corp.	103,806
8,400		Washington Federal, Inc.	194,796
			572,741
		Semiconductors: 1.9%
28,400	@	Advanced Micro Devices, Inc.	693,528
2,200	@	Diodes, Inc.	91,168
4,780	@	Exar Corp.	63,431
24,900	@	Freescale Semiconductor, Inc.	732,060
69,450		Intel Corp.	1,316,078
8,290	@,L	Lam Research Corp.	386,480
23,000	@	LSI Logic Corp.	205,850
10,100	@	MEMC Electronic Materials, Inc.	378,750
5,490	L	Microchip Technology, Inc.	184,190
40,700	L	Micron Technology, Inc.	612,942
1,900	@	Microsemi Corp.	46,322
20,700		National Semiconductor Corp.	493,695
3,540	@	Pericom Semiconductor Corp.	29,382
1,485	@	Varian Semiconductor Equipment Associates, Inc.	48,426
			5,282,302
		Software: 2.1%
1,850	@	Advent Software, Inc.	66,730
3,200	@	Altiris, Inc.	57,728
2,955	@,L	Ansys, Inc.	141,308
13,600	@	Autodesk, Inc.	468,656
14,900	@,L	BMC Software, Inc.	356,110
1,680	@,L	Cerner Corp.	62,345
23,800	@,L	Compuware Corp.	159,460
5,900	@	CSG Systems International	145,966
1,692	@	D&B Corp.	117,899
3,970		Global Payments, Inc.	192,744
4,882	@	Hyperion Solutions Corp.	134,743
104,950		Microsoft Corp.	2,445,335
7,100		MoneyGram International, Inc.	241,045
3,000	@,L	MRO Software, Inc.	60,210
2,700	@@	Nomura Research Institute Ltd.	334,023
45,100	@	Oracle Corp.	653,499
100	@	Phoenix Technologies Ltd.	481
2,225	@,L	SPSS, Inc.	71,512
9,100	@,L	Sybase, Inc.	176,540
4,000	@	Transaction Systems Architects, Inc.	166,760
			6,053,094
		Telecommunications: 4.8%
44,844	@,@@	Alcatel SA	$565,663
56,800	L	AT&T, Inc.	1,584,152
63,800		BellSouth Corp.	2,309,560
137,900	@	Cisco Systems, Inc.	2,693,187
715	L	Commonwealth Telephone Enterprises, Inc.	23,709
47,600	@@	Deutsche Telekom AG	763,949
4,300	@	Ditech Communications Corp.	37,496
13,300	@	Embarq Corp.	545,167
8,507		Harris Corp.	353,126
74,700		Motorola, Inc.	1,505,205
76	@@	Nippon Telegraph & Telephone Corp.	371,076
7,700	@@	Orascom Telecom Holding SAE GDR	319,333
19,750		Qualcomm, Inc.	791,383
15,838	@,@@	Tandberg Television ASA	262,512
166,000	@@	Telefonaktiebolaget LM Ericsson	547,828
11,000	@@	Telekomunikasi Indonesia Tbk PT ADR	353,100
1,250		Telephone & Data Systems, Inc.	51,750
1,800	@	Tollgrade Communications, Inc.	17,460
255,100	@@	Vodafone Group PLC	542,944
			13,638,600
		Toys/Games/Hobbies: 0.0%
3,300	@,L	Jakks Pacific, Inc.	66,297
1,700	@	Lenox Group, Inc.	12,053
			78,350
		Transportation: 1.7%
2,130	L	Arkansas Best Corp.	106,947
4,520		CH Robinson Worldwide, Inc.	240,916
19,800	@@	Deutsche Post AG	531,807
89	@@	East Japan Railway Co.	661,678
2,400	@	EGL, Inc.	120,480
5,500	L	Expeditors International Washington, Inc.	308,055
5,300		Heartland Express, Inc.	94,817
61,000	@@	Kawasaki Kisen Kaisha Ltd.	353,080
1,400	@	Kirby Corp.	55,300
1,363		Landstar System, Inc.	64,374
19,209		Norfolk Southern Corp.	1,022,303
3,185		Overseas Shipholding Group	188,393
8,450	@,@@	Petrojarl ASA	55,656
13,300		United Parcel Service, Inc.	1,094,984
			4,898,790
		Water: 0.2%
9,559	@@	Veolia Environnement	493,218
			493,218
		Total Common Stock (Cost $197,923,833)	230,537,580

PREFERRED STOCK: 0.2%
		Banks: 0.0%
14		DG Funding Trust	147,788
		Diversified Financial Services: 0.1%	147,788
5,000		Merrill Lynch & Co., Inc.	123,850

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified Financial Services (continued)
1,500		National Rural Utilities Cooperative Finance Corp.	$32,730
			156,580
		Insurance: 0.1%
7,050	@@	Aegon NV	168,872
5,425		Metlife, Inc.	133,618
			302,490
		Total Preferred Stock (Cost $622,472)	606,858

Principal Amount			Value

CORPORATE BONDS/NOTES: 2.5%
		Banks: 1.1%
$290,000		American Express Centurion Bank, 5.460%, due 07/19/07	290,418
110,000	@@	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	96,073
44,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	47,118
50,000	@@	Bank of Ireland, 5.674%, due 12/29/49	44,232
40,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	34,111
20,000	@@	Bank of Scotland, 4.813%, due 11/30/49	17,400
29,000		BankAmerica Capital II, 8.000%, due 12/15/26	30,375
30,000	@@	Barclays Bank PLC, 5.798%, due 12/31/49	26,848
100,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	87,302
70,000	@@	BNP Paribas, 5.185%, due 09/29/49	60,875
27,000		Chase Capital I, 7.670%, due 12/01/26	28,169
57,000	@@,#	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	52,068
37,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	34,588
64,000	@@,#	Danske Bank A/S, 5.914%, due 12/29/49	61,791
50,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	42,000
69,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	77,124
137,000	@@,#	HBOS PLC, 5.375%, due 11/29/49	129,942
160,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	135,600
80,000	@@	HSBC Bank PLC, 5.875%, due 06/29/49	68,400
300,000	@@	Kaup Bank, 6.600%, due 12/28/15	277,860
100,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	87,019
10,000	@@	Lloyds TSB Bank PLC, 5.438%, due 11/29/49	8,892
$107,000		M&I Capital Trust A, 7.650%, due 12/01/26	$111,493
58,000		Mellon Capital I, 7.720%, due 12/01/26	60,585
50,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	52,436
60,000	@@	National Australia Bank Ltd., 5.400%, due 10/29/49	52,256
10,000	@@	National Westminster Bank Plc, 5.375%, due 11/29/49	8,526
30,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	27,536
16,000		RBS Capital Trust I, 5.512%, due 09/30/49	14,941
56,000	@@,#	Resona Bank Ltd., 5.850%, due 09/29/49	52,195
170,000	@@	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	148,022
50,000	@@	Societe Generale, 5.395%, due 11/29/49	43,356
180,000	@@	Standard Chartered PLC, 5.550%, due 11/29/49	151,650
130,000	@@	Standard Chartered PLC, 5.688%, due 07/29/49	107,900
20,000	@@	Standard Chartered PLC, 5.730%, due 01/29/49	16,600
42,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	43,515
80,000		Suntrust Bank, 5.304%, due 09/14/07	79,994
128,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	124,337
50,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	42,945
40,000	@@,#	Westpac Capital Trust IV, 5.256%, due 12/29/49	37,226
86,000	@@, #,L	Woori Bank, 6.125%, due 05/03/16	84,962
			2,998,680
		Beverages: 0.0%
71,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	78,544
37,000	@@	Diageo Capital PLC, 5.590%, due 04/20/07	37,035
			115,579
		Chemicals: 0.0%
10,000		Stauffer Chemical, 6.020%, due 04/15/10	8,012
40,000		Stauffer Chemical, 8.620%, due 04/15/17	20,577
40,000		Stauffer Chemical, 6.360%, due 04/15/18	19,324
			47,913
		Commercial Services: 0.0%
114,000		Tulane University of Louisiana, 5.970%, due 11/15/12	114,570
			114,570

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services: 0.7%
$77,111	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	$76,148
90,000	@@,#	BTM Curacao Holdings NV, 4.760%, due 07/21/15	86,468
58,000		Citigroup Capital II, 7.750%, due 12/01/36	60,254
88,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	91,985
150,000		Countrywide Financial Corp., 5.566%, due 12/19/07	150,158
140,000		Countrywide Financial Corp., 5.670%, due 04/11/07	140,147
100,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	93,470
40,000	@@	Financiere CSFB NV, 5.625%, due 03/29/49	34,100
64,000		Fund American Cos., Inc., 5.875%, due 05/15/13	61,493
73,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	88,442
52,000		JPM Capital Trust I, 7.540%, due 01/15/27	54,047
58,000	L	JPM Capital Trust II, 7.950%, due 02/01/27	60,818
115,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	110,002
220,000		Merrill Lynch & Co., Inc., 5.238%, due 08/24/07	220,041
47,000	@@	Paribas, 5.563%, due 12/31/49	41,445
32,000	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	31,310
60,247	@@,#	Petroleum Export Ltd./Cayman SPV, 5.265%, due 06/15/11	58,459
117,650	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	117,704
100,000	@@,#	Prefered Term Services, 5.829%, due 03/23/35	100,250
374,262	#	Toll Road Investment, 18.600%, due 02/15/45	45,154
86,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	90,709
159,000	@@,#	ZFS Finance USA Trust I, 6.450%, due 12/15/65	145,729
			1,958,333
		Electric: 0.1%
92,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	101,458
69,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	66,271
26,000		FirstEnergy Corp., 6.450%, due 11/15/11	26,485
40,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	40,021
14,094		PPL Montana, LLC, 8.903%, due 07/02/20	15,452
79,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	82,934
			332,621
		Home Builders: 0.0%
$76,000		D.R. Horton, Inc., 5.625%, due 09/15/14	$69,759
			69,759
		Insurance: 0.1%
139,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	146,972
			146,972
		Media: 0.1%
48,000	L	Comcast Corp., 5.650%, due 06/15/35	40,871
41,000	#	Viacom, Inc., 5.750%, due 04/30/11	40,313
99,000	#	Viacom, Inc., 6.250%, due 04/30/16	96,277
			177,461
		Oil & Gas: 0.1%
62,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	56,783
12,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	12,405
27,000	@@,#	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	24,469
94,000	@@,#	Pemex Project Funding Master Trust, 6.629%, due 06/15/10	96,209
57,000	@@,#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	53,242
			243,108
		Pipelines: 0.1%
202,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	191,698
57,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	52,567
			244,265
		Real Estate: 0.0%
79,000		EOP Operating LP, 7.750%, due 11/15/07	80,981
			80,981
		Real Estate Investment Trusts: 0.1%
23,000		Liberty Property LP, 6.375%, due 08/15/12	23,435
68,000		Liberty Property LP, 7.750%, due 04/15/09	71,075
65,000		Simon Property Group LP, 4.875%, due 03/18/10	62,745
108,000		Simon Property Group LP, 6.375%, due 11/15/07	108,484
			265,739
		Retail: 0.0%
77,000		May Department Stores Co., 3.950%, due 07/15/07	75,513
			75,513
		Savings & Loans: 0.0%
47,000		Great Western Financial, 8.206%, due 02/01/27	49,401
			49,401

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Telecommunications: 0.1%
$13,000		AT&T Corp., 8.000%, due 11/15/31	$14,969
110,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	109,972
80,000	@@,L	Telefonica Emisones SAU, 7.045%, due 06/20/36	80,205
163,000	L	Verizon Global Funding Corp., 5.850%, due 09/15/35	142,259
			347,405
		Total Corporate Bonds/Notes (Cost $7,435,675)	7,268,300

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.7%
		Federal Home Loan Bank: 0.3%
465,000		5.125%, due 06/18/08	462,243
147,000		5.375%, due 07/18/11	146,433
155,000		5.625%, due 06/13/16	153,379
			762,055
		Federal Home Loan Mortgage Corporation: 1.0%
143,000		4.000%, due 08/17/07	140,693
176,815	S	4.500%, due 12/15/16	172,199
306,000	L	4.875%, due 02/17/09	302,158
224,152	S	5.000%, due 08/15/16	217,397
185,000	S	5.000%, due 05/15/20	173,859
119,000		5.125%, due 04/18/08	118,323
200,000		5.250%, due 04/18/16	196,010
423,267	S	5.500%, due 11/15/18	420,912
533,000		5.750%, due 05/11/11	530,995
164,000	S	5.750%, due 06/27/16	164,311
108,000		5.875%, due 03/21/11	108,973
181,518	S	6.000%, due 01/15/29	181,613
35,000	W	6.000%, due 07/15/34	34,464
			2,761,907
		Federal National Mortgage Association: 2.4%
320,000		3.875%, due 07/15/08	310,457
93,000	L	4.250%, due 09/15/07	91,669
847,000	W	4.500%, due 07/15/19	800,679
406,000	W	4.500%, due 07/15/35	367,938
156,000		4.750%, due 08/10/07	154,759
94,198	S	4.802%, due 08/01/35	91,017
813,000	W	5.000%, due 07/18/21	783,021
2,567,000	W	5.000%, due 08/15/34	2,398,540
313,000		5.250%, due 08/01/12	306,213
107,551	S	5.500%, due 02/01/18	105,605
145,728	S	5.500%, due 11/01/33	140,650
658,000	W	5.500%, due 08/13/34	631,680
98,735	S	6.000%, due 10/01/08	98,598
127,227	S	6.000%, due 08/01/16	127,728
93,000	W	6.000%, due 07/15/20	93,349
127,080	S	6.000%, due 04/25/31	127,754
51,727	S	6.500%, due 04/01/27	52,287
68,000	W	6.500%, due 07/15/33	68,361
10,479	S	7.000%, due 12/01/27	10,749
143,548	S	7.000%, due 02/01/31	147,199
2,350	S	7.000%, due 08/01/35	2,405
30,665	S	7.500%, due 09/01/31	31,727
			6,942,385
		Government National Mortgage Association: 0.0%
$28,007	S	6.500%, due 01/15/29	$28,443
22,253	S	6.500%, due 01/15/32	22,557
1,276		7.000%, due 01/15/28	1,317
19,752	S	7.000%, due 02/15/28	20,384
16,375	S	7.000%, due 04/15/26	16,915
			89,616
		Total U.S. Government Agency Obligations (Cost $10,677,563)	10,555,963

U.S. TREASURY OBLIGATIONS: 2.0%
		U.S. Treasury Inflation–Indexed Bond: 0.3%
316,000	L	2.000%, due 01/15/16	306,464
473,000		2.375%, due 04/15/11	478,436
			784,900
		U.S. Treasury Bond: 1.3%
1,866,000	L	5.125%, due 05/15/16	1,864,397
1,205,000	L	5.375%, due 02/15/31	1,226,183
208,000	L	6.000%, due 02/15/26	225,371
420,000	L	6.250%, due 08/15/23	463,346
			3,779,297
		U.S. Treasury Note: 0.4%
42,000	L	4.875%, due 05/15/09	41,728
164,000		5.310%, due 05/15/16	98,352
304,000		5.125%, due 06/30/08	303,905
677,000		5.125%, due 06/30/11	678,005
			1,121,990
		Total U.S. Treasury Obligations (Cost $5,697,853)	5,686,187

ASSET-BACKED SECURITIES: 0.3%
		Automobile Asset Backed Securities: 0.1%
40,000	S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	39,654
66,000	S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	65,029
64,000	S	Carmax Auto Owner Trust, 4.210%, due 01/15/10	62,922
39,000	S	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	37,752
52,000	S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	51,126
10,000	S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	9,880
78,867	S	USAA Auto Owner Trust, 2.040%, due 02/16/10	78,274
13,000	S	USAA Auto Owner Trust, 5.010%, due 09/15/10	12,897
			357,534
		Credit Card Asset Backed Securities: 0.1%
45,000	S	Bank One Issuance Trust, 4.540%, due 09/15/10	44,196

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Credit Card Asset Backed Securities (continued)
$42,000	S	Capital One Master Trust, 4.900%, due 03/15/10	$41,785
12,000	S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	12,101
101,000	S	Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	101,904
25,000	S	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	25,272
			225,258
		Home Equity Asset Backed Securities: 0.0%
16,000	+,S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	15,781
25,000	+,S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	24,635
45,000	S	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	44,481
			84,897
		Other Asset Backed Securities: 0.1%
4,350	S	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	4,337
70,000	S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	68,654
25,000	S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	24,571
40,000		Equity One ABS, Inc., 5.050%, due 09/25/33	39,114
46,000	+,S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	45,696
6,000	S	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	5,954
6,000	S	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	5,887
19,000	S	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	18,708
			212,921
		Total Asset-Backed Securities (Cost $893,500)	880,610

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
		Commercial Mortgage Backed Securities: 0.7%
36,000	S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	34,021
11,000	S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	10,616
25,000	S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	24,121
83,000	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	81,009
$53,000	S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	$51,608
10,000	S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,187
69,000	S	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	65,939
20,000	S	Citigroup Commercial Mortgage Trust, 5.721%, due 03/15/49	20,067
20,000	S	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	19,600
350,000	S	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	339,040
30,000	S	CS First Boston Mortgage Securities Corp., 7.544%, due 04/15/62	32,068
166,000	S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	167,810
400,000	S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	415,418
52,244	S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	50,752
10,000	S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	9,534
54,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	51,550
28,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	26,579
10,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.834%, due 04/15/45	10,036
11,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	11,028
20,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.862%, due 04/15/45	20,086
28,000	S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	26,684
19,000	S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	18,160
20,000	S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	20,059
25,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	24,678
370,000	S	Morgan Stanley Capital I, 5.007%, due 01/14/42	356,668
20,000	S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	19,999
20,000	S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	20,095
			1,937,412

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Whole Loan Collateral CMO: 2.6%
$43,007	S	Banc of America Mortgage Securities, 5.250%, due 11/25/19		$41,745
1,339,356	S	Bank of America Alternative Loan Trust, 5.500%, due 11/25/35		1,331,715
297,099	S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36		295,935
101,250	S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36		100,997
106,506	S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35		103,245
132,500	S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25		131,140
44,491	S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36		44,496
74,084	S	GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33		71,341
28,724	#,S	GSMPS Mortgage Loan Trust, 5.673%, due 01/25/35		28,865
291,951	S	Master Asset Securitization Trust, 5.500%, due 06/25/33		278,540
113,544	S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20		112,058
970,313	S	Residential Accredit Loans, Inc., 5.653%, due 02/25/46		972,694
909,114	S	Residential Accredit Loans, Inc., 5.723%, due 04/25/35		912,665
977,105	S	Residential Accredit Loans, Inc., 5.743%, due 02/25/46		982,275
56,928	S	Thornburg Mortgage Securities Trust, 5.693%, due 09/25/34		57,171
1,000,000	S	Wamu Alternative Mortgage Pass-Through Certs, 5.133%, due 07/25/46		1,000,000
298,595	S	Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36		295,917
486,651	S	Washington Mutual, Inc., 5.627%, due 01/25/36		471,902
33,403	S	Wells Fargo Mortgage Backed Securities Trust, 5.260%, due 10/25/35		32,062
246,341	S	Wells Fargo Mortgage Backed Securities Trust, 5.387%, due 08/25/35		238,455
				7,503,218
		Whole Loan Collateral Support CMO: 0.0%
38,225	S	Banc of America Mortgage Securities, 5.500%, due 11/25/33		37,130
				37,130
		Total Collateralized Mortgage Obligations (Cost $9,601,318)		9,477,760

MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
15,000		City of New York, 5.000%, due 04/01/35		15,190
$65,000		City of San Diego, 7.125%, due 06/01/32		$64,822
145,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34		144,568
20,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10		18,842
20,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14		18,591
		Total Municipal Bonds (Cost $266,010)		262,013
		Total Long-Term Investments (Cost $233,118,224)		265,275,271

SHORT-TERM INVESTMENTS: 18.6%
		Commercial Paper: 4.2%
6,000,000		Merrill Lynch & Co., Inc., 5.280%, due 10/27/06		6,002,562
6,000,000		Tulip Funding Corp., 5.220%, due 07/31/06		5,973,172
		Total Commercial Paper (Cost $11,975,376)		11,975,734
		Repurchase Agreement: 5.0%
14,163,000	S	Deutsche Bank Repurchase Agreement dated 06/30/06, 5.180%, due 07/03/06, $14,169,114 to be received upon repurchase (Collaterallized by $14,822,000 Federal Home Loan Mortgage Corporation Discount Note, Market Value $14,447,003, due 12/18/06)		14,163,000
		Total Repurchase Agreement (Cost $14,163,000)		14,163,000
		Securities Lending Collateralcc: 9.4%
26,992,836		The Bank of New York Institutional Cash Reserves Fund		26,992,836
		Total Securities Lending Collateral (Cost $26,992,836)		26,992,836
		Total Short-Term Investments (Cost $53,131,212)		53,131,570
		Total Investments in Securities (Cost $286,249,436)	111.4%	$318,406,841
		Other Assets and Liabilities-Net	(11.4)	(32,626,082)
		Net Assets	100.0%	$285,780,759

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign Issuer
ABS	Automated Bond System
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $289,231,071.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,454,355
Gross Unrealized Depreciation	(4,278,585)
Net Unrealized Appreciation	$29,175,770

Information concerning open futures contracts at June 30, 2006 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain/(Loss)
Long Contracts
U.S. 2 Year Treasury Note	25	$5,069,532	09/29/06	$(19,265)
U.S. 5 Year Treasury Note	35	3,619,219	09/29/06	(21,128)
		$8,688,751		$(40,393)
Short Contracts
U.S. 20 Year Treasury Note	16	$(1,706,500)	09/20/06	$2,990
U.S. 10 Year Treasury Note	18	(1,887,469)	09/20/06	12,285
		$(3,593,969)		$15,275

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	65.7%
Repurchase Agreement	8.5%
U.S. Government Agency Obligations	7.2%
Commercial Paper	6.3%
Collateralized Mortgage Obligations	6.1%
Corporate Bonds/Notes	5.2%
U.S. Treasury Obligations	2.9%
Asset Backed Securities	0.6%
Preferred Stock	0.4%
Municipal Bonds	0.2%
Other Assets and Liabilities, Net*	-3.1%

*Includes securities lending collateral

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 65.7%
		Advertising: 0.2%
7,600		Omnicom Group	$677,084
			677,084
		Aerospace/Defense: 1.2%
1,310	@,L	Armor Holdings, Inc.	71,827
20,300		Boeing Co.	1,662,773
7,257	@@	European Aeronautic Defense and Space Co.	208,176
19,382		Raytheon Co.	863,856
1,760	@	Teledyne Technologies, Inc.	57,658
11,300		United Technologies Corp.	716,646
			3,580,936
		Agriculture: 1.2%
22,750		Altria Group, Inc.	1,670,533
24,400		Archer-Daniels-Midland Co.	1,007,232
14,037	@@	British American Tobacco PLC	353,414
103	@@	Japan Tobacco, Inc.	376,155
			3,407,334
		Airlines: 0.4%
42,605	@,@@	British Airways PLC	269,902
2,846	@,L	Mesa Air Group, Inc.	28,033
2,823		Skywest, Inc.	70,010
39,700		Southwest Airlines Co.	649,889
			1,017,834
		Apparel: 0.4%
19,100	@	Coach, Inc.	571,090
1,790	@	Gymboree Corp.	62,220
1,774		K-Swiss, Inc.	47,366
1,700	L	Kellwood Co.	49,759
590		Phillips-Van Heusen	22,514
2,420		Polo Ralph Lauren Corp.	132,858
1,900	@	Quiksilver, Inc.	23,142
1,800	@,L	Skechers USA, Inc.	43,398
3,000		Wolverine World Wide, Inc.	69,990
			1,022,337
		Auto Manufacturers: 0.2%
6,227	@@	DaimlerChrysler AG	$306,705
5,300	@@	Volvo AB	260,438
			567,143
		Auto Parts & Equipment: 0.2%
5,000		ArvinMeritor, Inc.	85,950
7,200	@@	NOK Corp.	209,067
17,900	@@	Sumitomo Rubber Industries, Inc.	197,143
			492,160
		Banks: 4.3%
59,249	@@	Banca Intesa S.p.A.	345,701
50,350		Bank of America Corp.	2,421,835
16,900	@@	Bank of Ireland	300,404
21,400		BB&T Corp.	890,026
5,000	@@	BNP Paribas	478,121
1,700		Central Pacific Financial Corp.	65,790
24,000	@@	DBS Group Holdings Ltd.	274,197
3,008	@@	Deutsche Bank AG	337,895
986		East-West Bancorp., Inc.	37,379
800		First Midwest Bancorp, Inc.	29,664
3,545		Fremont General Corp.	65,795
3,600		Greater Bay Bancorp.	103,500
29,320	@@	HBOS PLC	508,822
3,900	@@	KBC Bancassurance Holding	418,571
2,000		Mercantile Bankshares Corp.	71,340
31	@@	Mitsubishi Tokyo Financial Group, Inc.	434,556
59	@@	Mizuho Financial Group, Inc.	500,371
15,400	@@,L	National Australia Bank Ltd.	400,712
23,000	L	National City Corp.	832,370
17,215	@@	Royal Bank of Scotland Group PLC	565,084
1,200		South Financial Group, Inc.	31,692
26,000	@@	Sumitomo Trust & Banking Co., Ltd.	284,651
2,900	L	Susquehanna Bancshares, Inc.	69,310
5,460	@@	UBS AG	597,680
20,400		US Bancorp.	629,952
18,250		Wachovia Corp.	986,960
11,500		Wells Fargo & Co.	771,420
2,700		Whitney Holding Corp.	95,499
			12,549,297
		Beverages: 1.7%
45,700		Coca-Cola Co.	1,966,014
8,037	@@	Coca-Cola Hellenic Bottling Co.	239,314
300	@,L	Hansen Natural Corp.	57,111
7,400		Pepsi Bottling Group, Inc.	237,910
35,850		PepsiCo, Inc.	2,152,434
14,704	@@	SABMiller PLC	264,709
			4,917,492
		Biotechnology: 0.3%
12,750	@	Amgen, Inc.	831,683
2,600	@	Invitrogen Corp.	171,782
			1,003,465
		Building Materials: 0.4%
2,400		Florida Rock Industries, Inc.	119,208
10,988	@@	Italcementi S.p.A.	277,685
640		Martin Marietta Materials, Inc.	58,336

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Building Materials (continued)
20,500		Masco Corp.	$607,620
1,100	@,L	NCI Building Systems, Inc.	58,487
			1,121,336
		Chemicals: 1.2%
3,300		Airgas, Inc.	122,925
11,500		Dow Chemical Co.	448,845
10,300	L	EI DuPont de Nemours & Co.	428,480
1,400	L	HB Fuller Co.	60,998
3,049	L	Lyondell Chemical Co.	69,090
5,100		Olin Corp.	91,443
630		Penford Corp.	10,647
5,700	@,L	PolyOne Corp.	50,046
9,300		PPG Industries, Inc.	613,800
8,000		Rohm & Haas Co.	400,960
5,900		Sherwin-Williams Co.	280,132
38,000	@@	Sumitomo Chemical Co., Ltd.	317,080
2,500	@@	Umicore	333,773
4,700		Valspar Corp.	124,127
			3,352,346
		Coal: 0.1%
4,120		Peabody Energy Corp.	229,690
			229,690
		Commercial Services: 0.9%
1,350		Administaff, Inc.	48,344
4,200	@	Career Education Corp.	125,538
800	@,L	Consolidated Graphics, Inc.	41,648
5,800	@	Corinthian Colleges, Inc.	83,288
1,700		Corporate Executive Board Co.	170,340
370		CPI Corp.	11,359
7,700		Equifax, Inc.	264,418
1,300	@	Heidrick & Struggles International, Inc.	43,992
1,000	@	Kendle International, Inc.	36,730
3,400	@	Korn/Ferry International	66,606
2,700	@	Labor Ready, Inc.	61,155
1,000	@,L	Live Nation, Inc.	20,360
3,300		Manpower, Inc.	213,180
15,750		McKesson Corp.	744,660
9,300	L	Robert Half International, Inc.	390,600
4,170	@	Spherion Corp.	38,030
4,200	@	United Rentals, Inc.	134,316
765	@,L	Vertrue, Inc.	32,918
			2,527,482
		Computers: 2.5%
9,200	@	Apple Computer, Inc.	525,504
4,265	@,@@,#	Atos Origin	278,809
455	@,L	CACI International, Inc.	26,540
4,275	@	Cadence Design Systems, Inc.	73,316
6,800	@	Ceridian Corp.	166,192
2,220	@	Cognizant Technology Solutions Corp.	149,561
26,350	@	Dell, Inc.	643,204
1,680		Factset Research Systems, Inc.	79,464
62,900		Hewlett-Packard Co.	1,992,672
31,450		International Business Machines Corp.	2,415,989
1,650	@,L	Komag, Inc.	76,197
5,900	@	Lexmark International, Inc.	329,397
1,876	@	Micros Systems, Inc.	81,944
1,360		MTS Systems Corp.	$53,734
6,000	@	Palm, Inc.	96,600
1,700	@	Radisys Corp.	37,332
3,500		Reynolds & Reynolds Co.	107,345
2,000	@,L	Synaptics, Inc.	42,800
3,250	@,L	Western Digital Corp.	64,383
			7,240,983
		Cosmetics/Personal Care: 1.1%
59,000		Procter & Gamble Co.	3,280,400
			3,280,400
		Distribution/Wholesale: 0.2%
1,836	L	Building Materials Holding Corp.	51,169
755		Pool Corp.	32,941
27,000	@@	Sumitomo Corp.	356,949
1,415		United Stationers, Inc.	69,788
			510,847
		Diversified Financial Services: 5.3%
13,150		American Express Co.	699,843
5,700	@,L	AmeriCredit Corp.	159,144
11,500	L	Capital One Financial Corp.	982,675
48,100		Charles Schwab Corp.	768,638
54,100		Citigroup, Inc.	2,609,784
22,700	@	E*Trade Financial Corp.	518,014
10,800	L	Fannie Mae	519,480
11,200		Goldman Sachs Group, Inc.	1,684,816
26,000	@@,L	Hong Kong Exchanges and Clearing Ltd.	167,409
1,900	@	Investment Technology Group, Inc.	96,634
38,200		JPMorgan Chase & Co.	1,604,400
39	@@	Kenedix, Inc.	169,852
17,900		Lehman Brothers Holdings, Inc.	1,166,185
10,300		Merrill Lynch & Co., Inc.	716,468
27,050		Morgan Stanley	1,709,831
31,000	@@	Nippon Shinpan Co., Ltd.	251,048
4,700		Raymond James Financial, Inc.	142,269
1,110	@@	SFCG Co., Ltd.	252,817
5,600		The Bear Stearns Cos., Inc.	784,448
5,500		Waddell & Reed Financial, Inc.	113,080
1,400	@,L	World Acceptance, Corp.	49,728
			15,166,563
		Electric: 1.7%
17,600		Duke Energy Corp.	516,912
11,800	@@	Fortum OYJ	301,466
70,640	@@	International Power PLC	371,013
7,000		OGE Energy Corp.	245,210
4,800		Pepco Holdings, Inc.	113,184
31,300	L	PPL Corp.	1,010,990
3,800	@@,L	RWE AG	315,601
2,940		SCANA Corp.	113,425
28,000		TXU Corp.	1,674,120
2,980		Wisconsin Energy Corp.	120,094
			4,782,015
		Electrical Components & Equipment: 0.5%
13,500		Emerson Electric Co.	1,131,435
800	@,L	Energizer Holdings, Inc.	46,856
19,000	@@	Sumitomo Electric Industries Ltd.	278,303
			1,456,594

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Electronics: 0.8%
20,600	@	Agilent Technologies, Inc.	$650,136
1,300		Amphenol Corp.	72,748
10,000		Applera Corp.-Applied Biosystems Group	323,500
1,994		Arrow Electronics, Inc.	64,207
800		Brady Corp.	29,472
1,815	@	Coherent, Inc.	61,220
1,810	@,L	Cymer, Inc.	84,093
1,090	@,L	Flir Systems, Inc.	24,045
7,300	@@	Hoya Corp.	259,881
400	@,L	Itron, Inc.	23,704
1,500		Park Electrochemical Corp.	38,625
1,200	@	Planar Systems, Inc.	14,448
3,200	@,L	Plexus Corp.	109,472
48,400	@,L	Solectron Corp.	165,528
2,800	@	Thomas & Betts Corp.	143,640
900	@	Trimble Navigation Ltd.	40,176
5,700	@	Waters Corp.	253,080
			2,357,975
		Engineering & Construction: 0.4%
4,700	@@	Bouygues	241,339
1,400	@	EMCOR Group, Inc.	68,138
2,400		Granite Construction, Inc.	108,648
900		Jacobs Engineering Group, Inc.	71,676
1,200	@	Shaw Group, Inc.	33,360
51,000	@@	Taisei Corp.	186,328
640	@	URS Corp.	26,880
3,500	@@	Vinci SA	359,922
			1,096,291
		Entertainment: 0.2%
4,600		GTECH Holdings Corp.	159,988
7,692	@@	OPAP SA	279,542
800	@	Pinnacle Entertainment, Inc.	24,520
			464,050
		Environmental Control: 0.0%
1,965		Republic Services, Inc.	79,268
600	@	Waste Connections, Inc.	21,840
			101,108
		Food: 0.7%
2,000	L	American Italian Pasta Co.	17,120
10,000		Campbell Soup Co.	371,100
1,580		Corn Products International, Inc.	48,348
1,175		Flowers Foods, Inc.	33,652
16,477		General Mills, Inc.	851,202
3,269		Hormel Foods Corp.	121,411
2,726	@	Performance Food Group Co.	82,816
1,800		Tootsie Roll Industries, Inc.	52,434
19,400	@@	Unilever PLC	435,587
			2,013,670
		Forest Products & Paper: 0.2%
6,300	L	Louisiana-Pacific Corp.	137,970
2,500		Rock-Tenn Co.	39,875
6,100	L	Temple-Inland, Inc.	261,507
			439,352
		Gas: 0.3%
59,700	@@	Centrica Plc	314,369
3,014		Energen Corp.	115,768
4,100		Southern Union Co.	110,946
50,000	@@	Tokyo Gas Co., Ltd.	$235,639
4,530		UGI Corp.	111,529
			888,251
		Healthcare-Products: 1.0%
3,100		Beckman Coulter, Inc.	172,205
6,100	@,L	Cytyc Corp.	154,696
1,312		Dentsply International, Inc.	79,507
1,984	@	Hologic, Inc.	97,930
567	@,L	Idexx Laboratories, Inc.	42,599
3,800	@	Immucor, Inc.	73,074
32,450		Johnson & Johnson	1,944,404
1,400	@	Osteotech, Inc.	5,656
1,270	@	Resmed, Inc.	59,627
1,215	@	Respironics, Inc.	41,577
4,900		Steris Corp.	112,014
2,500	@	Techne Corp.	127,300
2,200		Varian Medical Systems, Inc.	104,170
			3,014,759
		Healthcare-Services: 2.1%
22,100		Aetna, Inc.	882,453
18,740	@,@@	Capio AB	336,234
9,350	@	Coventry Health Care, Inc.	513,689
3,000	@@	Fresenius Medical Care AG	343,148
4,820	@	Health Net, Inc.	217,719
1,700	@,L	Healthways, Inc.	89,488
9,150	@	Humana, Inc.	491,355
2,838	@,L	Odyssey HealthCare, Inc.	49,864
2,160	@	Pediatrix Medical Group, Inc.	97,848
2,210	@,L	Sierra Health Services	99,516
34,300		UnitedHealth Group, Inc.	1,535,954
18,900	@	WellPoint, Inc.	1,375,353
			6,032,621
		Holding Companies-Diversified: 0.1%
6,700	L	Leucadia National Corp.	195,573
			195,573
		Home Builders: 0.1%
225	@,L	NVR, Inc.	110,531
2,000	L	Thor Industries, Inc.	96,900
			207,431
		Home Furnishings: 0.1%
3,600	L	Harman International Industries, Inc.	307,332
			307,332
		Household Products/Wares: 0.2%
3,600		American Greetings	75,636
3,100	L	Church & Dwight, Inc.	112,902
1,300		Harland John H. Co.	56,550
2,900	@@	Henkel KGaA	331,089
			576,177
		Housewares: 0.0%
1,715		Toro Co.	80,091
			80,091
		Insurance: 4.1%
20,800		Allstate Corp.	1,138,384
2,750		American Financial Group, Inc.	117,975

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
28,800		American International Group, Inc.	$1,700,640
2,200		AmerUs Group Co.	128,810
122,000	@@,L	China Life Insurance Co., Ltd.	193,262
17,500		Chubb Corp.	873,250
2,801		Fidelity National Financial, Inc.	109,099
2,800		Hanover Insurance Group, Inc.	132,888
11,400		Hartford Financial Services Group, Inc.	964,440
5,300		HCC Insurance Holdings, Inc.	156,032
1,370	L	Infinity Property & Casualty Corp.	56,170
1,020		Landamerica Financial Group, Inc.	65,892
13,500		Lincoln National Corp.	761,940
23,950	L	Metlife, Inc.	1,226,480
4,800		MGIC Investment Corp.	312,000
2,029	@@	Muenchener Rueckversicherungs AG	276,869
3,730		Old Republic International Corp.	79,710
2,740	@,L	Philadelphia Consolidated Holding Co.	83,186
3,800		PMI Group, Inc.	169,404
13,900		Principal Financial Group	773,535
15,881	L	Prudential Financial, Inc.	1,233,954
19,700	@@	QBE Insurance Group Ltd.	299,496
3,310		Radian Group, Inc.	204,492
1,100		Safety Insurance Group, Inc.	52,305
1,345		Selective Insurance Group	75,145
20,600	@@	Storebrand	212,630
6,517		WR Berkley Corp.	222,425
1,867		Zenith National Insurance Corp.	74,064
1,340	@,@@,L	Zurich Financial Services AG	293,357
			11,987,834
		Internet: 0.5%
1,500	@,L	Checkfree Corp.	74,340
2,300	@	Google, Inc.	964,459
2,100	@	Infospace, Inc.	47,607
800	@	j2 Global Communications, Inc.	24,976
7,090	@	McAfee, Inc.	172,074
4,500	L	United Online, Inc.	54,000
2,800	@,L	Websense, Inc.	57,512
			1,394,968
		Iron/Steel: 0.6%
48,200	@@	BlueScope Steel Ltd.	284,951
400		Carpenter Technology	46,200
400	@	Chaparral Steel Co.	28,808
1,010	L	Cleveland-Cliffs, Inc.	80,083
15,100		Nucor Corp.	819,175
1,600		Reliance Steel & Aluminum Co.	132,720
2,100		Steel Dynamics, Inc.	138,054
900		Steel Technologies, Inc.	17,496
54,000	@@	Sumitomo Metal Industries Ltd.	223,105
			1,770,592
		Leisure Time: 0.3%
6,960	@@	Carnival PLC	282,981
2,057	@,L	Multimedia Games, Inc.	20,837
610	L	Polaris Industries, Inc.	26,413
3,700	@@	Sankyo Co., Ltd.	234,853
10,400	@@	Yamaha Motor Co., Ltd.	272,495
			837,579
		Lodging: 0.0%
500	@,L	Aztar Corp.	$25,980
			25,980
		Machinery-Construction & Mining: 0.2%
7,500		Caterpillar, Inc.	558,600
1,560		JLG Industries, Inc.	35,100
2,000		Joy Global, Inc.	104,180
			697,880
		Machinery-Diversified: 0.2%
2,272		Applied Industrial Technologies, Inc.	55,232
2,200	@	Gardner Denver, Inc.	84,700
3,300		Graco, Inc.	151,734
767		IDEX Corp.	36,202
2,300		Manitowoc Co.	102,350
2,300		Nordson Corp.	113,114
			543,332
		Media: 1.7%
29,500		CBS Corp. – Class B	797,975
7,800	@,L	Comcast Corp.	255,372
3,153	@@	Lagardere SCA	232,413
15,300		McGraw-Hill Cos., Inc.	768,519
20,700	@@	Mediaset S.p.A.	243,881
63,700		News Corp., Inc.	1,221,766
100		Time Warner, Inc.	1,730
7,175	@	Viacom, Inc. – Class B	257,152
10,483	@@	Vivendi Universal SA	366,199
23,800		Walt Disney Co.	714,000
110		Washington Post	85,801
			4,944,808
		Metal Fabricate/Hardware: 0.1%
750		AM Castle & Co.	24,188
1,480	L	Kaydon Corp.	55,219
2,040		Precision Castparts Corp.	121,910
562	L	Quanex Corp.	24,205
1,030		Valmont Industries, Inc.	47,885
			273,407
		Mining: 0.3%
9,500		Alcoa, Inc.	307,420
26,446	@@	BHP Billiton Ltd.	571,997
			879,417
		Miscellaneous Manufacturing: 2.0%
8,050		3M Co.	650,199
1,900		Acuity Brands, Inc.	73,929
1,170		AO Smith Corp.	54,241
1,499		Aptargroup, Inc.	74,365
1,300	@,L	Ceradyne, Inc.	64,337
5,100	@	Cooper Industries Ltd.	473,892
3,100		Crane Co.	128,960
1,320	@	EnPro Industries, Inc.	44,352
113,753		General Electric Co.	3,749,299
2,100		Myers Industries, Inc.	36,099
3,800		Roper Industries, Inc.	177,650
2,289		Teleflex, Inc.	123,652
			5,650,975

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Office Furnishings: 0.0%
4,072		Herman Miller, Inc.	$104,935
			104,935
		Oil & Gas: 6.2%
39,581		ChevronTexaco Corp.	2,456,397
3,005	L	Cimarex Energy Co.	129,215
32,000		ConocoPhillips	2,096,960
13,800	@@,L	ENI-Ente Nazionale Idrocarburi S.p.A.	405,347
10,900		EOG Resources, Inc.	755,806
8,400	@@	ERG S.p.A.	209,267
84,450		ExxonMobil Corp.	5,181,008
4,080		Frontier Oil Corp.	132,192
2,555		Helmerich & Payne, Inc.	153,964
12,200		Marathon Oil Corp.	1,016,260
6,080		Noble Energy, Inc.	284,909
9,820	@@	Norsk Hydro ASA	260,448
11,700		Occidental Petroleum Corp.	1,199,835
2,700	@@	Petroleo Brasileiro SA ADR	241,137
3,090	L	Pogo Producing Co.	142,449
21,216	@@	Royal Dutch Shell PLC-Class B	741,065
1,500	@	Stone Energy Corp.	69,825
7,300		Sunoco, Inc.	505,817
1,592	@	Swift Energy Co.	68,345
9,000	@@	Total SA	591,227
1,880	@,L	Unit Corp.	106,953
17,900		Valero Energy Corp.	1,190,708
			17,939,134
		Oil & Gas Services: 1.0%
4,540	@	Cameron International Corp.	216,876
15,500	L	Halliburton Co.	1,150,255
1,300	@,L	Helix Energy Solutions	52,468
1,500	@	Lone Star Technologies	81,030
600	@,L	Maverick Tube Corp.	37,914
5,800	@,@@	Petroleum Geo-Services ASA	351,379
11,500		Schlumberger Ltd.	748,765
1,000	@	Seacor Smit, Inc.	82,100
3,130		Tidewater, Inc.	153,996
			2,874,783
		Packaging & Containers: 0.0%
1,400	L	Sonoco Products Co.	44,310
			44,310
		Pharmaceuticals: 3.4%
16,900		Abbott Laboratories	737,009
2,840		Alpharma, Inc.	68,274
12,200	L	AmerisourceBergen Corp.	511,424
9,567	@@	AstraZeneca PLC	575,277
2,800	@	Connetics Corp.	32,928
7,500	@,L	Express Scripts, Inc.	538,050
26,900	@@	GlaxoSmithKline PLC	750,704
8,700	@	Hospira, Inc.	373,578
13,600	@	King Pharmaceuticals, Inc.	231,200
52,500		Merck & Co., Inc.	1,912,575
3,200	@,@@,L	Merck KGaA	290,886
1,300	@	MGI Pharma, Inc.	27,950
2,010	L	Omnicare, Inc.	95,314
79,950		Pfizer, Inc.	1,876,427
4,100	@@	Roche Holding AG	676,551
6,800	@@	Takeda Chemical Industries Ltd.	423,284
2,640	@	Theragenics Corp.	9,002
1,100	@	USANA Health Sciences, Inc.	$41,690
15,000		Wyeth	666,150
			9,838,273
		Pipelines: 0.1%
4,830	L	Questar Corp.	388,767
			388,767
		Real Estate: 0.2%
24,000	@@	Cheung Kong Holdings Ltd.	260,383
8,000	@@	Leopalace21 Corp.	275,590
			535,973
		Real Estate Investment Trusts: 0.1%
1,635		Developers Diversified Realty Corp.	85,314
415		Essex Property Trust, Inc.	46,339
500		Kilroy Realty Corp.	36,125
1,200		Macerich Co.	84,240
2,200		New Century Financial Corp.	100,650
			352,668
		Retail: 5.7%
3,400	@,L	99 Cents Only Stores	35,564
1,235		Abercrombie & Fitch Co.	68,456
1,400		Advance Auto Parts	40,460
3,200	@,L	Aeropostale, Inc.	92,448
4,765	L	American Eagle Outfitters	162,201
3,300	@	AnnTaylor Stores Corp.	143,154
2,875	L	Barnes & Noble, Inc.	104,938
16,000		Best Buy Co., Inc.	877,440
3,600		Brinker International, Inc.	130,680
1,650		Brown Shoe Co., Inc.	56,232
2,480	@,L	Chico’s FAS, Inc.	66,910
324	@	Childrens Place	19,456
2,200		Christopher & Banks Corp.	63,800
9,100		Circuit City Stores, Inc.	247,702
4,760		Claire’s Stores, Inc.	121,428
17,100	L	Costco Wholesale Corp.	976,923
7,200		Darden Restaurants, Inc.	283,680
4,600	@,L	Dollar Tree Stores, Inc.	121,900
12,000	@@	Don Quijote Co., Ltd.	272,331
2,400	@,L	Dress Barn, Inc.	60,840
2,200		Foot Locker, Inc.	53,878
1,600	@	Genesco, Inc.	54,192
1,100		Group 1 Automotive, Inc.	61,974
21,150		Home Depot, Inc.	756,959
1,100	L	IHOP Corp.	52,888
1,700	@,L	Jack in the Box, Inc.	66,640
10,350		JC Penney Co., Inc.	698,729
1,210	L	Landry’s Restaurants, Inc.	39,265
19,000		Limited Brands	486,210
8,600		Lowe’s Cos., Inc.	521,762
34,700		McDonald’s Corp.	1,165,920
882	L	Men’s Wearhouse, Inc.	26,725
1,845		Michaels Stores, Inc.	76,088
11,300		Nordstrom, Inc.	412,450
4,490	@	O’Reilly Automotive, Inc.	140,043
16,000	@	Office Depot, Inc.	608,000
545	@,L	Panera Bread Co.	36,646
1,618	@,L	Papa John’s International, Inc.	53,718
3,875	@	Payless Shoesource, Inc.	105,284
5,300		Ross Stores, Inc.	148,665
4,300	@,L	Sears Holding Corp.	665,812

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
2,868	@,L	Select Comfort Corp.	$65,878
1,377	@,L	Sonic Corp.	28,628
30,200		Staples, Inc.	734,464
25,300	@,L	Starbucks Corp.	955,328
18,000	@@	Takashimaya Co., Ltd.	226,044
9,200		Target Corp.	449,604
1,700	@,L	Too, Inc.	65,263
480	@,L	Tractor Supply Co.	26,530
27,200		Wal-Mart Stores, Inc.	1,310,224
29,500		Walgreen Co.	1,322,780
6,600		Wendy’s International, Inc.	384,714
1,600	L	Williams-Sonoma, Inc.	54,480
12,700		Yum! Brands, Inc.	638,429
			16,440,757
		Savings & Loans: 0.1%
2,000		Bankunited Financial Corp.	61,040
7,700		First Niagara Financial Group, Inc.	107,954
1,000	L	FirstFed Financial Corp.	57,670
5,000		Washington Federal, Inc.	115,950
			342,614
		Semiconductors: 1.6%
26,100	@	Advanced Micro Devices, Inc.	637,362
1,300	@	Diodes, Inc.	53,872
2,900	@	Exar Corp.	38,483
22,500	@	Freescale Semiconductor, Inc.	661,500
66,250		Intel Corp.	1,255,438
5,165	@	Lam Research Corp.	240,792
20,800	@	LSI Logic Corp.	186,160
6,300	@	MEMC Electronic Materials, Inc.	236,250
3,460	L	Microchip Technology, Inc.	116,083
37,000	L	Micron Technology, Inc.	557,220
1,100		Microsemi Corp.	26,818
19,300		National Semiconductor Corp.	460,305
2,080	@	Pericom Semiconductor Corp.	17,264
922	@	Varian Semiconductor Equipment Associates, Inc.	30,066
			4,517,613
		Software: 1.7%
1,162	@	Advent Software, Inc.	41,913
1,900	@	Altiris, Inc.	34,276
1,760	@	Ansys, Inc.	84,163
12,500	@	Autodesk, Inc.	430,750
12,100	@,L	BMC Software, Inc.	289,190
1,040	@,L	Cerner Corp.	38,594
21,850	@,L	Compuware Corp.	146,395
3,700	@	CSG Systems International	91,538
1,018	@	D&B Corp.	70,934
2,470		Global Payments, Inc.	119,919
2,847	@	Hyperion Solutions Corp.	78,577
96,250		Microsoft Corp.	2,242,625
4,400		MoneyGram International, Inc.	149,380
1,800	@,L	MRO Software, Inc.	36,126
1,900	@@	Nomura Research Institute Ltd.	235,054
41,100	@	Oracle Corp.	595,539
1,312	@,L	SPSS, Inc.	42,168
5,705	@,L	Sybase, Inc.	110,677
2,500	@	Transaction Systems Architects, Inc.	104,225
			4,942,043
		Telecommunications: 4.0%
30,636	@,@@	Alcatel SA	$386,443
51,600	L	AT&T, Inc.	1,439,124
58,000		BellSouth Corp.	2,099,600
125,700	@	Cisco Systems, Inc.	2,454,921
675		Commonwealth Telephone Enterprises, Inc.	22,383
32,600	@@	Deutsche Telekom AG	523,209
2,600	@	Ditech Communications Corp.	22,672
12,200	@	Embarq Corp.	500,078
5,306		Harris Corp.	220,252
67,700		Motorola, Inc.	1,364,149
52	@@	Nippon Telegraph & Telephone Corp.	253,894
1,300	@@	Orascom Telecom Holding SAE GDR	53,006
4,000	@@	Orascom Telecom Holding SAE GDR	165,887
17,950		Qualcomm, Inc.	719,257
10,517	@,@@	Tandberg Television ASA	174,317
114,000	@@	Telefonaktiebolaget LM Ericsson	376,219
7,600	@@	Telekomunikasi Indonesia Tbk PT ADR	243,960
1,135		Telephone & Data Systems, Inc.	46,989
1,100	@	Tollgrade Communications, Inc.	10,670
174,500	@@	Vodafone Group PLC	371,398
			11,448,428
		Toys/Games/Hobbies: 0.0%
2,000	@,L	Jakks Pacific, Inc.	40,180
1,000	@	Lenox Group, Inc.	7,090
			47,270
		Transportation: 1.3%
1,280	L	Arkansas Best Corp.	64,269
2,810		CH Robinson Worldwide, Inc.	149,773
13,500	@@	Deutsche Post AG	362,596
61	@@	East Japan Railway Co.	453,510
1,500	@	EGL, Inc.	75,300
3,400		Expeditors International Washington, Inc.	190,434
3,166		Heartland Express, Inc.	56,640
42,000	@@,L	Kawasaki Kisen Kaisha Ltd.	243,104
800	@	Kirby Corp.	31,600
872		Landstar System, Inc.	41,185
17,375		Norfolk Southern Corp.	924,698
1,880	L	Overseas Shipholding Group	111,202
5,800	@,@@	Petrojarl ASA	38,201
12,100		United Parcel Service, Inc.	996,193
			3,738,705
		Water: 0.1%
6,620	@@	Veolia Environnement	341,574
			341,574
		Total Common Stock (Cost $163,319,100)	189,582,638

PREFERRED STOCK: 0.4%
		Banks: 0.1%
38		DG Funding Trust	401,138
			401,138

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified Financial Services: 0.1%
9,000		Merrill Lynch & Co., Inc.	$222,930
3,500		National Rural Utilities Cooperative Finance Corp.	76,370
			299,300
		Insurance: 0.2%
12,100	@@	Aegon NV	289,054
10,100		Metlife, Inc.	248,763
			537,817
		Total Preferred Stock (Cost $1,271,915)	1,238,255

Principal Amount			Value
CORPORATE BONDS/NOTES: 5.2%
		Banks: 1.9%
$295,000		American Express Centurion Bank, 5.460%, due 07/19/07	295,426
220,000	@@,L	Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	192,146
89,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	95,306
110,000	@@	Bank of Ireland, 5.674%, due 12/29/49	97,311
90,000	@@	Bank of Nova Scotia, 5.125%, due 08/21/85	76,751
40,000	@@	Bank of Scotland, 4.813%, due 11/30/49	34,800
57,000		BankAmerica Capital II, 8.000%, due 12/15/26	59,703
50,000	@@	Barclays Bank PLC, 5.798%, due 12/31/49	44,747
187,000	@@	Barclays Bank PLC, 6.278%, due 12/15/49	163,255
120,000	@@	BNP Paribas, 5.185%, due 09/29/49	104,357
67,000		Chase Capital I, 7.670%, due 12/01/26	69,901
116,000	@@,#	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	105,963
74,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	69,176
117,000	@@,#	Danske Bank A/S, 5.914%, due 12/29/49	112,962
90,000	@@	Den Norske Bank ASA, 5.125%, due 08/29/49	75,600
10,000	@@	DEN Norske Creditbank, 5.500%, due 11/29/49	9,003
127,000	#	Dresdner Funding Trust I, 8.151%, due 06/30/31	141,952
253,000	@@,#	HBOS PLC, 5.375%, due 11/29/49	239,966
290,000	@@	HSBC Bank PLC, 5.663%, due 06/29/49	245,775
150,000	@@,L	HSBC Bank PLC, 5.875%, due 06/29/49	128,250
600,000	@@	Kaup Bank, 6.600%, due 12/28/15	555,720
180,000	@@	Lloyds TSB Bank PLC, 5.080%, due 08/29/49	156,634
10,000	@@	Lloyds TSB Bank PLC, 5.438%, due 11/29/49	8,892
$195,000		M&I Capital Trust A, 7.650%, due 12/01/26	$203,187
131,000		Mellon Capital I, 7.720%, due 12/01/26	136,838
95,000	@@	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	99,629
110,000	@@	National Australia Bank Ltd., 5.400%, due 10/29/49	95,802
20,000	@@	National Westminster Bank PLC, 5.375%, due 11/29/49	17,052
60,000	#	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	55,071
30,000		RBS Capital Trust I, 5.512%, due 09/30/49	28,014
114,000	@@,#	Resona Bank Ltd., 5.850%, due 09/29/49	106,255
310,000	@@,L	Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	269,922
90,000	@@	Societe Generale, 5.395%, due 11/29/49	78,040
340,000	@@	Standard Chartered PLC, 5.550%, due 11/29/49	286,450
230,000	@@,L	Standard Chartered PLC, 5.688%, due 07/29/49	190,900
40,000	@@	Standard Chartered PLC, 5.730%, due 01/29/49	33,200
109,000	@@	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	112,931
150,000		Suntrust Bank, 5.304%, due 09/14/07	149,988
261,000		Wachovia Capital Trust III, 5.800%, due 12/31/49	253,531
90,000	@@	Westpac Banking Corp., 5.275%, due 09/30/49	77,301
80,000	@@,#	Westpac Capital Trust IV, 5.256%, due 12/29/49	74,452
210,000	@@,#,L	Woori Bank, 6.125%, due 05/03/16	207,466
			5,559,625
		Beverages: 0.1%
143,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	158,194
93,000	@@	Diageo Capital PLC, 5.590%, due 04/20/07	93,089
			251,283
		Chemicals: 0.0%
40,000		Stauffer Chemical, 6.020%, due 04/15/10	32,046
80,000		Stauffer Chemical, 8.620%, due 04/15/17	41,154
80,000		Stauffer Chemical, 6.360%, due 04/15/18	38,648
			111,848
		Commercial Services: 0.1%
300,000		Tulane University of Louisiana, 5.970%, due 11/15/12	301,500
			301,500

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services: 1.6%
$39,000	#	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50	$36,006
34,000	#	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50	31,465
212,485	@@,#	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	209,829
231,000	@@,#	BTM Curacao Holdings NV, 4.760%, due 07/21/15	221,934
151,000		Citigroup Capital II, 7.750%, due 12/01/36	156,868
256,000	#	Corestates Capital Trust I, 8.000%, due 12/15/26	267,593
290,000		Countrywide Financial Corp., 5.566%, due 12/19/07	290,306
290,000		Countrywide Financial Corp., 5.670%, due 04/11/07	290,305
119,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	111,229
75,000	@@	Financiere CSFB NV, 5.625%, due 03/29/49	63,938
117,000		Fund American Cos., Inc., 5.875%, due 05/15/13	112,417
135,000	#	HVB Funding Trust III, 9.000%, due 10/22/31	163,558
134,000		JPM Capital Trust I, 7.540%, due 01/15/27	139,275
150,000		JPM Capital Trust II, 7.950%, due 02/01/27	157,288
234,000	#	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	223,830
450,000		Merrill Lynch & Co., Inc., 5.238%, due 08/24/07	450,088
95,000	@@	Paribas, 5.563%, due 12/31/49	83,772
82,667	@@	Petroleum Export Ltd., 4.623%, due 06/15/10	80,884
121,450	@@,#	Petroleum Export Ltd./Cayman SPV, 5.265%, due 06/15/11	117,845
297,031	@@,#	PF Export Receivables Master Trust, 6.436%, due 06/01/15	297,166
279,000	@@,#	Prefered Term Services, 5.829%, due 03/23/35	279,698
935,655	#	Toll Road Investment, 18.600%, due 02/15/45	112,885
100,000	#	Twin Reefs Pass-Through Trust, 6.345%, due 12/10/49	100,005
157,000	@@	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	165,597
108,000	#	Wachovia Capital Trust V, 7.965%, due 06/01/27	113,693
293,000	@@,#	ZFS Finance USA Trust I, 6.450%, due 12/15/65	268,544
			4,546,018
		Electric: 0.3%
187,000	@@,L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	206,224
144,000		Entergy Gulf States, Inc., 5.120%, due 08/01/10	138,304
$48,000		FirstEnergy Corp., 6.450%, due 11/15/11	$48,896
96,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10	96,051
34,453		PPL Montana, LLC, 8.903%, due 07/02/20	37,771
198,000		Southern Co. CAP Trust I, 8.190%, due 02/01/37	207,859
			735,105
		Home Builders: 0.0%
140,000		D.R. Horton, Inc., 5.625%, due 09/15/14	128,504
			128,504
		Insurance: 0.1%
258,000	#	Zurich Capital Trust I, 8.376%, due 06/01/37	272,797
			272,797
		Media: 0.1%
88,000	L	Comcast Corp., 5.650%, due 06/15/35	74,930
74,000	#	Viacom, Inc., 5.750%, due 04/30/11	72,760
184,000	#	Viacom, Inc., 6.250%, due 04/30/16	178,940
			326,630
		Oil & Gas: 0.2%
115,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	105,324
29,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	29,978
68,000	@@,#	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	61,625
243,000	@@,#	Pemex Project Funding Master Trust, 6.629%, due 06/15/10	248,711
105,000	@@,#	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	98,077
			543,715
		Pipelines: 0.2%
408,000	#	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	387,192
142,000		Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11	130,957
			518,149
		Real Estate: 0.1%
160,000		EOP Operating LP, 7.750%, due 11/15/07	164,013
			164,013
		Real Estate Investment Trusts: 0.2%
42,000		Liberty Property LP, 6.375%, due 08/15/12	42,794
124,000		Liberty Property LP, 7.750%, due 04/15/09	129,608
119,000		Simon Property Group LP, 4.875%, due 03/18/10	114,871
219,000		Simon Property Group LP, 6.375%, due 11/15/07	219,982
			507,255

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Retail: 0.1%
$157,000		May Department Stores Co., 3.950%, due 07/15/07	$153,968
			153,968
		Savings & Loans: 0.0%
125,000		Great Western Financial, 8.206%, due 02/01/27	131,386
			131,386
		Telecommunications: 0.2%
34,000		AT&T Corp., 8.000%, due 11/15/31	39,150
203,000	@@	Telefonica Emisones SAU, 6.421%, due 06/20/16	202,947
147,000	@@,L	Telefonica Emisones SAU, 7.045%, due 06/20/36	147,377
299,000	L	Verizon Global Funding Corp., 5.850%, due 09/15/35	260,950
			650,424
		Total Corporate Bonds/Notes (Cost $15,260,907)	14,902,220
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.2%
		Federal Home Loan Bank: 0.5%
860,000		5.125%, due 06/18/08	854,901
272,000		5.375%, due 07/18/11	270,951
288,000		5.625%, due 06/13/16	284,988
			1,410,840
		Federal Home Loan Mortgage Corporation: 2.4%
362,000		4.000%, due 08/17/07	356,161
515,482	S	4.500%, due 12/15/16	502,022
579,000	L	4.875%, due 02/17/09	571,730
429,000	S	5.000%, due 05/15/20	403,165
463,374	S	5.000%, due 08/15/16	449,408
288,000		5.125%, due 04/18/08	286,362
346,000		5.250%, due 04/18/16	339,098
91,000	W	5.500%, due 07/17/18	89,265
979,785		5.500%, due 11/15/18	974,333
625,000	W	5.500%, due 07/15/34	600,391
988,000		5.750%, due 05/11/11	984,284
298,000	S	5.750%, due 06/27/16	298,564
274,000		5.875%, due 03/21/11	276,469
414,898	S	6.000%, due 01/15/29	415,115
123,619	S	6.000%, due 02/01/29	122,333
161,481	S	7.000%, due 11/01/31	165,566
			6,834,266
		Federal National Mortgage Association: 4.2%
590,000		3.875%, due 07/15/08	572,405
173,000	L	4.250%, due 09/15/07	170,525
652,000	W	4.500%, due 07/15/19	616,343
75,000	W	4.500%, due 07/15/35	67,969
290,000		4.750%, due 08/10/07	287,692
267,370	S	4.802%, due 08/01/35	258,341
1,234,000	W	5.000%, due 07/18/21	1,188,496
5,240,000	W	5.000%, due 08/15/34	4,896,125
580,000		5.250%, due 08/01/12	567,423
254,211	S	5.500%, due 02/01/18	249,612
490,537	S	5.500%, due 11/01/33	473,444
1,644,000	W	5.500%, due 08/13/34	1,578,240
$3,654	S	6.000%, due 03/01/17	$3,670
95,012	S	6.000%, due 10/01/18	95,417
354,434	S	6.000%, due 12/01/18	355,830
71,000	W	6.000%, due 07/15/20	71,266
284,968	S	6.000%, due 04/25/31	286,479
81,465	S	6.500%, due 02/01/28	82,326
220,227	S	6.500%, due 09/01/32	222,240
95,522	S	7.000%, due 02/01/31	97,951
73,012	S	7.000%, due 06/01/31	74,869
8,616	S	7.000%, due 08/01/35	8,818
66,047	S	7.500%, due 09/01/31	68,336
			12,293,817
		Government National Mortgage Association: 0.1%
35,344	S	6.500%, due 01/15/29	35,895
88,147	S	6.500%, due 01/15/32	89,350
12,999	S	7.000%, due 01/15/28	13,416
102,463	S	7.000%, due 02/15/28	105,745
3,720	S	7.000%, due 12/15/27	3,844
81,493	S	7.500%, due 12/15/23	85,166
			333,416
		Total U.S. Government Agency Obligations (Cost $21,181,614)	20,872,339
U.S. TREASURY OBLIGATIONS: 2.9%
		U.S. Treasury Bond: 1.8%
3,523,000	L	5.125%, due 05/15/16	3,519,974
558,000	L	5.375%, due 02/15/31	567,809
524,000	L	6.000%, due 02/15/26	567,762
451,000	L	6.250%, due 08/15/23	497,545
			5,153,090
		U.S. Treasury Inflation-Indexed Bond: 0.5%
576,000	L	2.000%, due 01/15/16	558,618
869,000		2.375%, due 04/15/11	878,987
			1,437,605
		U.S. Treasury Note: 0.6%
539,000	L	4.875%, due 05/15/09	535,505
549,000		5.125%, due 06/30/08	548,829
736,000		5.125%, due 06/30/11	737,093
			1,821,427
		Total U.S. Treasury Obligations (Cost $8,431,240)	8,412,122

ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset Backed Securities: 0.2%
12,000	S	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	11,896
73,000	S	Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	71,926
40,446	S	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	39,749
100,000	S	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	96,800
11,449	S	Household Automotive Trust, 2.310%, due 04/17/08	11,441

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Automobile Asset Backed Securities (continued)
$104,934	S	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	$102,889
68,000	S	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	66,857
31,000	S	Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	30,626
177,451	S	USAA Auto Owner Trust, 2.040%, due 02/16/10	176,117
			608,301
		Credit Card Asset Backed Securities: 0.2%
95,000	S	Bank One Issuance Trust, 4.540%, due 09/15/10	93,302
95,000	S	Capital One Master Trust, 4.900%, due 03/15/10	94,514
106,000	S	Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	104,188
11,000	S	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	11,093
127,000		Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	128,137
64,000	S	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	64,695
			495,929
		Home Equity Asset Backed Securities: 0.1%
29,000	+,S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	28,604
28,000	+,S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	27,592
26,000	+,S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	25,809
110,000	S	Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	108,731
			190,736
		Other Asset Backed Securities: 0.1%
8,000	S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	8,000
1,486		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	1,482
24,000	S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	23,538
33,000	S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	32,433
25,000	+,S	Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	24,803
65,000		Equity One ABS, Inc., 5.050%, due 09/25/33	63,560
85,000	+,S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	84,438
73,000	S	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	72,440
73,000	S	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	71,621
$24,000	S	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	$23,631
			405,946
		Total Asset-Backed Securities (Cost $1,724,874)	1,700,912

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.1%
		Commercial Mortgage Backed Securities: 1.3%
33,000	S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	31,186
23,000	S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,191
73,000	S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	71,249
143,000	S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	139,245
7,000	S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,634
9,000	S	Capco America Securitization Corp., 6.460%, due 10/15/30	9,159
20,000	S	Citigroup Commercial Mortgage Trust, 5.721%, due 03/15/49	20,067
20,000		Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38	19,600
795,000	S	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	770,105
68,000	S	CS First Boston Mortgage Securities Corp., 7.544%, due 04/15/62	72,688
380,000	S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	384,143
905,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	939,883
148,228	S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	143,995
10,000	S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,597
28,202	S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	28,152
87,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.449%, due 01/12/38	82,584
10,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.834%, due 04/15/45	10,036
20,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.862%, due 04/15/45	20,086
51,000	S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	48,602

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Commercial Mortgage Backed Securities (continued)
$57,000	S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	$54,480
10,000	S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	9,549
10,000	S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	9,434
6,000	S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,847
20,000	S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32	20,059
244,000	S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	247,398
232,000	S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	244,359
25,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39	24,678
180,000	S	Morgan Stanley Capital I, 4.827%, due 06/12/47	171,920
20,000	S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45	19,999
20,000	S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45	20,059
			3,656,984
		Whole Loan Collateral CMO: 4.8%
124,085	S	Banc of America Mortgage Securities, 5.250%, due 11/25/19	120,446
258,089	S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36	257,445
401,299	S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35	389,012
401,202	S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	397,084
210,962	S	GMAC Mortgage Corp. Loan Trust, 4.598%, due 10/19/33	203,152
84,770	#,S	GSMPS Mortgage Loan Trust, 5.673%, due 01/25/35	85,186
853,527	S	Master Asset Securitization Trust, 5.500%, due 06/25/33	814,319
2,780,943	S	Master Asset Securitization Trust, 5.683%, due 07/25/35	2,770,514
333,280	S	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	328,917
2,910,938	S	Residential Accredit Loans, Inc., 5.653%, due 02/25/46	2,918,083
2,930,344		Residential Accredit Loans, Inc., 5.743%, due 02/25/46	2,945,845
166,759	S	Thornburg Mortgage Securities Trust, 5.693%, due 09/25/34	167,472
672,075	S	Wamu Alternative Mortgage Pass-Through Certs, 5.750%, due 02/25/36	666,049
1,214,640	S	Washington Mutual, Inc., 5.627%, due 01/25/36	1,177,828
624,003	S	Wells Fargo Mortgage Backed Securities Trust, 5.387%, due 08/25/35	604,028
			13,845,380
		Whole Loan Collateral Support CMO: 0.0%
$95,238	S	Banc of America Mortgage Securities, 5.500%, due 11/25/33	$92,511
			92,511
		Total Collateralized Mortgage Obligations (Cost $17,901,425)	17,594,875

MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
35,000		City of New York, 5.000%, due 04/01/35	35,442
120,000		City of San Diego, 7.125%, due 06/01/32	119,671
270,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	269,195
65,000		Sales Tax Asset Receivables Corp., 4.060%, due 10/15/10	61,237
60,000		Sales Tax Asset Receivables Corp., 4.660%, due 10/15/14	55,774
		Total Municipal Bonds (Cost $550,793)	541,319
		Total Long-Term Investments (Cost $229,641,868)	254,844,680

SHORT-TERM INVESTMENTS: 24.6%
		Commercial Paper: 6.3%
1,000,000		Abbott Laboratories, 5.625%, due 07/01/06	1,000,014
2,900,000		American Express Bank, 5.283%, due 01/26/07	2,900,406
5,500,000		Merrill Lynch & Co., Inc., 5.280%, due 10/27/06	5,502,349
9,000,000		Tulip Funding Corp., 5.220%, due 07/31/06	8,959,757
		Total Commercial Paper (Cost $18,361,794)	18,362,526
		Repurchase Agreement: 8.5%
24,522,000		Deutsche Bank Repurchase Agreement dated 06/30/06, 5.180%, due 07/03/06, $24,532,585 to be received upon repurchase (Collaterallized by $25,135,000 Federal Home Loan Mortgage Corporation, 4.625%, Market value plus accrued interest $25,012,987, due 06/01/07)	24,522,000
		Total Repurchase Agreement (Cost $24,522,000)	24,522,000

See Accompanying Notes to Financial Statements

ING VP STRATEGIC ALLOCATION	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Securities Lending Collateralcc: 9.8%
$28,271,106	The Bank of New York Institutional Cash Reserves Fund		$28,271,106
	Total Securities Lending Collateral (Cost $28,271,106)		28,271,106
	Total Short-Term Investments (Cost $71,154,900)		71,155,632

	Total Investments In Securities (Cost $300,796,768)*	112.9%	$326,000,312
	Other Assets and Liabilities-Net	(12.9)	(37,251,147)
	Net Assets	100.0%	$288,749,165

@                                    Non-income producing security

@@                        Foreign Issuer

ABS                       Automated Bond System

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

MASTR   Mortgage Asset Securitization Transaction, Inc.

+                                         Step-up basis bonds. Interest rates shown reflect current coupon rates.

#                                         Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                                        Bond may be called prior to maturity date.

cc                                    Securities purchased with cash collateral for securities loaned.

W                                   When-issued or delayed delivery security.

S                                         Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

L                                         Loaned security, a portion or all of the security is on loan at June 30, 2006.

*                                         Cost for federal income tax purposes is $303,770,378.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$26,231,311
Gross Unrealized Depreciation	(4,001,377)
Net Unrealized Appreciation	$22,229,934

Information concerning open futures contracts at June 30, 2006 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain/(Loss)
Long Contracts
U.S. 2 Year Treasury Note	55	$11,152,969	09/29/06	$(41,525)
		$11,152,969		$(41,525)
Short Contracts
U.S. 20 Year Treasury Note	4	$(426,625)	09/20/06	$(2,645)
U.S. 10 Year Treasury Note	5	(524,297)	09/20/06	3,412
		$(950,922)		$767

See Accompanying Notes to Financial Statements

Investment Manager

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-AIP/SAIS	(0606-082206)

ITEM 2.                          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                        PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee operates pursuant to a Charter approved by the Board.  The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner.  At a minimum, the following information as to each individual proposed for nomination as director should be included:  the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by shareholders of the Fund, the Nominating Committee shall consider the following:  (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.  Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

ITEM 11.                   CONTROLS AND PROCEDURES.

(a)                                 Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                   EXHIBITS.

(a)(1)                The Code of Ethics is not required for the semi-annual filing.

(a)(2)                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                Not required for semi-annual filing.

(b)                               The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Strategic Allocation Portfolios, Inc.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 30, 2006